247311036	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/26/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/26/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	No
536565288	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
128032729	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
759875928	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
802828740	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Ohio CSPA Acknowledgment Receipt: Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) Ohio CSPA Closing Disclosure: Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
742103040	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
543232620	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/04/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/12/1997. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
588872218	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
997760736	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/17/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/17/2000. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV2

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
523700436	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/14/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/16/2004. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
574090272	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $66,353.98 is underdisclosed from calculated Finance Charge of $66,547.20 in the amount of $193.22. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
656137440	1	Fixed	Refinance	Investment	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
434875980	1	Fixed	Refinance	Investment	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/26/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/26/2005. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
978748344	1	Fixed	Construction-Permanent	Primary	xx			3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		Yes						UTD		N/A	N/A
833016660	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/20/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/20/2000. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $117,575.74 is underdisclosed from calculated Finance Charge of $118,036.60 in the amount of $460.86. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
398670468	1	Fixed	UTD	UTD	xx		*** (OPEN) Title: Evidence of title is missing - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/25/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/25/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	No
187634916	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
734586048	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/22/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/22/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
600809580	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
791056981	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
458596248	2	ARM	Purchase	Primary	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/13/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/13/2005. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
392942760	1	Fixed	Refinance	Investment	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/02/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/02/2002. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
199090332	1	Fixed	Refinance	UTD	xx		*** (OPEN) Missing Document: Security Instrument not provided - EV3 *** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/02/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/02/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	No
849979872	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $79,525.13 is underdisclosed from calculated Finance Charge of $80,201.58 in the amount of $676.45. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
919172184	1	Fixed	UTD	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/04/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/04/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	No
739684008	1	Fixed	UTD	UTD	xx		*** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Initial TIL not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/22/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/22/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
301189476	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/16/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/16/2001. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $105,044.00 is underdisclosed from calculated Finance Charge of $105,813.36 in the amount of $769.36. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
708276576	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $57,834.90 is underdisclosed from calculated Finance Charge of $58,164.87 in the amount of $329.97. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
802708788	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
803348532	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
788204592	1	ARM		UTD	xx			3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		Yes	RD	D	D	D	D	UTD		N/A	N/A
548398015	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/13/2001 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/13/2001. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $106,730.95 is underdisclosed from calculated Finance Charge of $106,885.45 in the amount of $154.50. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
509317963	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
282117108	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
206267460	1	Fixed	Purchase	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.87900% is underdisclosed from calculated APR of 7.81585% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $90,864.36 is underdisclosed from calculated Finance Charge of $99,366.19 in the amount of $8,501.83. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
227189088	1	ARM	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
110014674	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
250499760	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/14/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/14/2002. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $93,787.37 is underdisclosed from calculated Finance Charge of $94,175.56 in the amount of $388.19. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
263324628	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
409176264	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/06/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/06/2007. - EV2

*** (OPEN) Ohio CSPA Acknowledgment Receipt Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $64,864.77 is underdisclosed from calculated Finance Charge of $64,939.77 in the amount of $75.00. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
912695058	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Documents: Missing other financing information.: Lien Position: 2 - EV3	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $99,011.94 is underdisclosed from calculated Finance Charge of $99,116.54 in the amount of $104.60. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
165783660	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
653619439	2	Fixed	Purchase	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
352602426	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/24/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/24/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	No
683586456	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/24/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/24/2000. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on xx/xx/xxxx, prior to three (3) business days from transaction date of xx/xx/xxxx. - EV2
										TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
990543624	1	Fixed	UTD	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/14/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/14/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	No
953448468	1	Fixed	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/26/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/26/2002. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
894237850	1	Fixed	Purchase	Investment	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
272689010	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
423530520	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/30/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/28/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
157007172	1	Fixed	Refinance	Investment	xx			3
*** (OPEN) Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence.  (Compliance testing performed based on the Occupancy Type of Investment) - EV3
											Yes	RC	C	C	C	C	No	N/A	N/A	N/A
673230600	1	Fixed	Refinance	Investment	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
374869992	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/27/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/27/2002. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
472296726	1	Fixed	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	No
144732084	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
289066756	1	ARM	Refinance	Investment	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Final Title Policy is Missing - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
661125444	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/29/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/29/1998. - EV2

*** (OPEN) TIL APR Tolerance: Truth In Lending Act:  Final TIL APR of 7.40000% is underdisclosed from calculated APR of 7.76969% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $123,895.37 is underdisclosed from calculated Finance Charge of $127,634.14 in the amount of $3,738.77. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
894602016	1	ARM		UTD	xx			3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		Yes	RD	D	D	D	D	UTD		N/A	N/A
458546508	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
923680380	1	ARM	Refinance	Investment	xx		*** (OPEN) Final Title Policy is Missing - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
159726084	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
475179852	1	Fixed	UTD	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/29/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/29/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
754118232	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
126079548	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) TIL APR Tolerance: Truth In Lending Act:  Final TIL APR of 6.06100% is underdisclosed from calculated APR of 6.20286% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $81,554.61 is underdisclosed from calculated Finance Charge of $82,592.76 in the amount of $1,038.15. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
561415344	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
927278940	1	Fixed	Refinance	Investment	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/11/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/01/2005. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
290483760	1	Fixed	Purchase	Primary	xx		*** (OPEN) VA Funding Fee Error (Borrower Paid): - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) TIL APR Tolerance: Truth In Lending Act:  Final TIL APR of 7.16900% is underdisclosed from calculated APR of 7.37210% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $112,551.60 is underdisclosed from calculated Finance Charge of $114,117.30 in the amount of $1,565.70. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
510005916	1	Fixed	Purchase	Investment	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
435435756	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/23/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/23/2005. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
379668072	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/03/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/03/2005. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
959625996	2	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/20/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/20/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
425957411	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: VA Loan Guaranty Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
718302564	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
855347724	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/26/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/26/2001. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
288884400	1	Fixed	Refinance	Investment	xx			3
*** (OPEN) Missing Final HUD-1:  Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/05/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/05/2000. - EV2
											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
741513276	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/15/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/04/2005. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
577868760	2	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/20/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/11/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
126319452	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $101,581.94 is underdisclosed from calculated Finance Charge of $102,132.08 in the amount of $550.14. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
273490560	2	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
917942676	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/28/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/28/2001. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
371684126	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/16/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/16/2004. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
556147452	2	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
641246375	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
296611308	1	Fixed	Purchase	Primary	xx		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/09/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/09/2003. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
194274531	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/10/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/10/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	No
423362665	1	Fixed	Purchase	Primary	xx			3
*** (OPEN) HUD Error: Disbursement date is earlier than final TIL signature date. - EV3

*** (OPEN) HUD Error: Disbursement date is earlier than note date. - EV3

*** (OPEN) Security Instrument Error: Notary Date was not provided - EV3

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $98,234.62 is underdisclosed from calculated Finance Charge of $98,359.53 in the amount of $124.91. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	C	C	C	C	No	N/A	N/A	N/A
573470520	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/18/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/18/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
648240600	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/11/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/11/2000. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $203,947.60 is underdisclosed from calculated Finance Charge of $204,106.78 in the amount of $159.18. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
791843136	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/18/2002 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/18/2002. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
462356895	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
650709612	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Michigan CMPA Bill of Rights Timing: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application. - EV2

*** (OPEN) Michigan CMPA Consumer Caution Timing: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies Timing: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
384636084	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $81,477.01 is underdisclosed from calculated Finance Charge of $82,077.02 in the amount of $600.01. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
661395336	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
916203372	1	ARM	Purchase	Investment	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
103521418	1	ARM	Purchase	Investment	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/02/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/18/2005. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
195691692	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/17/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/17/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
669412128	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/03/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/01/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
137445000	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/15/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/15/2006. - EV2

*** (OPEN) Ohio CSPA Acknowledgment Receipt: Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) Ohio CSPA Closing Disclosure: Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2

*** (OPEN) Ohio CSPA Tangible Net Benefit Test: Ohio Consumer Sales Practices Act: Unable to determine if mortgage loan refinanced has a tangible net benefit to the borrower due to missing prior loan information. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
587085072	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/26/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/26/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
111641640	1	Fixed	Refinance	Investment	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
975029832	1	Fixed	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/07/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/07/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
943932276	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/30/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/30/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (OPEN) Unable to determine property type, compliance results were generated using a defaulted value of Single Family Detached.: Valuation Type: Stated / Valuation Report Date: 10/19/2001 - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
733956300	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/01/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/01/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
515733624	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) Initial GFE not provided - EV2 *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
179648112	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
214824036	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/21/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/24/2001. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
291093516	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
423000732	1	Fixed	Refinance	Investment	xx		*** (OPEN) Final Title Policy is Missing - EV2	3
*** (OPEN) Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence.  (Compliance testing performed based on the Occupancy Type of Investment) - EV3
											Yes	RC	C	C	C	C	No	N/A	N/A	N/A
321081516	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/31/2003. - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $88,518.33 is underdisclosed from calculated Finance Charge of $88,849.43 in the amount of $331.10. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
501509316	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/15/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/07/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
391023528	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/26/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/26/2002. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on xx/xx/xxxx, prior to three (3) business days from transaction date of xx/xx/xxxx. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA ROR - 3yrs for rescindable transactions.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
376799220	1	ARM	Purchase	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
300079920	1	Fixed	Purchase	Primary	xx			3
*** (OPEN) HUD Error: Disbursement date is earlier than notary/security instrument date. - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/27/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/27/2002. - EV2

*** (OPEN) TIL APR Tolerance: Truth In Lending Act:  Final TIL APR of 5.23700% is underdisclosed from calculated APR of 5.44913% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $81,173.68 is underdisclosed from calculated Finance Charge of $81,427.89 in the amount of $254.21. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RC	C	C	C	C	No	N/A	N/A	N/A
410695656	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
229997964	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Valuation: - EV3	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
502318992	1	ARM	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
646211412	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/28/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/28/2003. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
653148636	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
246201480	1	ARM	Refinance	Second Home	xx		*** (OPEN) Title: Evidence of title is missing - EV3	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/18/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/18/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
629604800	1	Fixed	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $124,375.23 is underdisclosed from calculated Finance Charge of $124,937.08 in the amount of $561.85. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
667922724	1	Fixed	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
182556948	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/20/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/20/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	No
775820837	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/04/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/04/2005. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
923850312	1	Fixed	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
494531015	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
540473724	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
560075880	1	Fixed	UTD	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/09/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/09/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
475009920	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/29/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/29/2006. - EV2

*** (OPEN) Ohio CSPA Acknowledgment Receipt: Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) Ohio CSPA Borrower Ability to Repay: Ohio Consumer Sales Practices Act: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment. - EV2

*** (OPEN) Ohio CSPA Closing Disclosure: Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2

*** (OPEN) Ohio CSPA Due on Demand: Ohio Consumer Sales Practices Act: Mortgage loan contains an impermissible demand feature. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
497221032	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
422943598	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/10/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/10/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
719242188	2	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
859536048	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/08/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/08/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
130887624	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
148010772	1	ARM	Purchase	Second Home	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/20/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/20/2005. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
766863132	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/07/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/07/2001. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RTC Error:  Right to Cancel signature date is blank. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV2

TILA ROR - 3yrs for rescindable transactions.

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
997840704	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/08/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/08/2003. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
736955100	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
667432920	1	Fixed	UTD	Primary	xx		*** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Missing Document: VA Loan Guaranty Certificate not provided - EV3 *** (OPEN) Title: Evidence of title is missing - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/25/1997 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/25/1997.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
912882575	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV2

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	No
214504164	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
557686836	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/23/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/23/2003. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
843762360	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
441433356	1	Fixed	Refinance	Primary	xx			3	*** (OPEN) Security Instrument Error: Notary Date was not provided - EV3		Yes	RD	C	C	C	C	Yes	No	No	No
280867608	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/16/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/16/2005. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
646091460	1	Fixed	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/10/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/10/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
											Yes	RD	D	D	D	D	Yes	No	No	N/A
905217768	1	Fixed	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	N/A
449700048	1	Fixed	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
344452164	1	Fixed	Purchase	Investment	xx		*** (OPEN) Final Title Policy is Missing - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
124780068	1	Fixed	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $105,566.79 is underdisclosed from calculated Finance Charge of $105,916.79 in the amount of $350.00. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
801449292	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/06/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/06/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
723920316	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/11/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/22/2003. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
411895176	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA ROR - 3yrs for rescindable transactions.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
275039940	1	ARM	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $248,868.48 is underdisclosed from calculated Finance Charge of $249,360.41 in the amount of $491.93. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
602958720	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/07/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/07/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
784376124	1	ARM	Refinance	Investment	xx			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	N/A
719771976	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/14/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/14/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $82,082.03 is underdisclosed from calculated Finance Charge of $82,697.04 in the amount of $615.01. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on xx/xx/xxxx, prior to three (3) business days from transaction date of xx/xx/xxxx. - EV2

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.
											Yes	RB	B	B	B	B	Yes	No	No	No
545911548	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/16/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/16/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
790973484	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/13/1995 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/13/1994. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
287275044	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
217812840	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/18/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/18/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
313504548	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Ohio CSPA Acknowledgment Receipt: Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) Ohio CSPA Closing Disclosure: Unable to test Closing Disclosure due to missing information. - EV2

*** (OPEN) Ohio CSPA Closing Disclosure Compliant: Ohio Consumer Sales Practices Act: Consumer did not sign the required Closing Disclosure on the date of closing - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
989204160	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
828868320	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	No
399680064	1	Fixed	Purchase	Primary	xx		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
499580088	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/03/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/03/2003. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $101,943.32 is underdisclosed from calculated Finance Charge of $103,051.92 in the amount of $1,108.60. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
858886308	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
906267348	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/12/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/10/2004. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
657926724	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
171847599	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $126,736.07 is underdisclosed from calculated Finance Charge of $126,822.24 in the amount of $86.17. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
842682792	1	Fixed	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/29/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/30/2003. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
609446124	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/11/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/11/2006. - EV2

*** (OPEN) Ohio CSPA Acknowledgment Receipt Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Ohio CSPA TNB Worksheet: Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
723240588	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
318182676	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
540883560	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV2

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	No
207357024	1	Fixed	Refinance	Second Home	xx		*** (OPEN) Final Title Policy is Missing - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
225479772	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/02/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/31/2002. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $101,898.85 is underdisclosed from calculated Finance Charge of $102,969.83 in the amount of $1,070.98. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
639484104	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/26/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/26/2001. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest. - EV2
										TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
812384916	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/25/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/25/2004. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $105,347.92 is underdisclosed from calculated Finance Charge of $105,629.16 in the amount of $281.24. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
282806832	1	ARM	Purchase	Primary	xx			3	*** (OPEN) Missing Final HUD-1: GFE Used For Fee Testing: Missing Final HUD-1: Good Faith Estimate used for any applicable Federal, State or Local compliance testing. - EV3		Yes	RD	D	D	D	D	No	N/A	N/A	N/A
725609640	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
886529391	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
770231784	1	Fixed	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/09/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/09/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
889264152	1	Fixed	Purchase	Investment	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/05/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/03/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
372370992	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/17/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/17/2003. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
186335436	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/24/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/24/2002. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
405844934	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
353458560	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
926389296	1	Fixed	Refinance	Investment	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
605027892	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
546241416	1	Fixed	Refinance	Investment	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
303198672	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
775498548	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/17/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/16/2004. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
229917996	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
485915556	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/28/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/28/2005. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
612964716	1	Fixed	Refinance	Second Home	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/13/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/13/2005. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
287664888	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Ohio CSPA Acknowledgment Receipt Compliant: Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not signed by borrower(s). - EV2

*** (OPEN) Ohio CSPA Acknowledgment Receipt Timing: Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not received by borrower within five (5) business days of application. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
612025092	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
457826796	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
693772380	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
150838556	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
810298456	1	Fixed	Refinance	Investment	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/07/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/07/2004. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
400819608	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
775579644	1	Fixed	Refinance	Investment	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/30/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/30/2004. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
769456314	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $113,329.09 is underdisclosed from calculated Finance Charge of $113,589.05 in the amount of $259.96. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
839818485	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $103,716.06 is underdisclosed from calculated Finance Charge of $103,765.93 in the amount of $49.87. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
403208652	1	Fixed	Purchase	Investment	xx		*** (OPEN) Title: Evidence of title is missing - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/09/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/09/1998. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
583676436	1	Fixed	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
434186256	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
822027767	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/01/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/01/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV2

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	No
411535320	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
395021928	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
895511652	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/29/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/08/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
361180974	1	Fixed	Purchase	Primary	xx			3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3		Yes	RD	D	D	D	D	No	N/A	N/A	N/A
129398220	2	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
169582140	1	Fixed	Purchase	Second Home	xx			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $211,515.02 is underdisclosed from calculated Finance Charge of $212,205.78 in the amount of $690.76. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
235545744	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
890593620	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/18/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/25/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $98,926.18 is underdisclosed from calculated Finance Charge of $99,327.04 in the amount of $400.86. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
464434152	2	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/05/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/05/2007. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
206767260	1	Fixed	UTD	UTD	xx		*** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/28/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/28/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
424889976	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
823044849	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/26/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/26/2005. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on xx/xx/xxxx, prior to three (3) business days from transaction date of xx/xx/xxxx. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
277868808	1	Fixed	Purchase	Investment	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
305365632	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/18/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/18/2004. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $100,782.63 is underdisclosed from calculated Finance Charge of $100,877.34 in the amount of $94.71. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
937844712	1	Fixed	Refinance	Investment	xx		*** (OPEN) Security Instrument Error: Invalid MERS Min Number - EV3	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
804358128	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	No
768752391	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/06/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/06/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
554238476	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	No
396301416	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
394070710	1	Fixed	Refinance	Investment	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/10/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/10/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
892662792	2	Fixed	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
454947948	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $113,535.34 is underdisclosed from calculated Finance Charge of $113,582.33 in the amount of $46.99. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
758356536	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/25/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/04/2002. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $147,898.08 is underdisclosed from calculated Finance Charge of $149,385.99 in the amount of $1,487.91. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
604728012	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/24/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/24/2002. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
738504480	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
272870808	2	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
869152200	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/07/2002 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/07/2002. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
322420980	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $148,494.92 is underdisclosed from calculated Finance Charge of $148,789.92 in the amount of $295.00. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
512025108	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/10/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/10/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
834815940	1	ARM	Refinance	Investment	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
338064720	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  6/5/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  1/5/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
282457549	1	Fixed	Refinance	Investment	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
240383808	1	Fixed	Refinance	Investment	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/05/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/24/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
413534520	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/21/1996 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/26/1996. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
982536828	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
471291408	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2 *** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
534206232	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
616053480	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
146591340	1	ARM	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/11/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/11/2005. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
418346643	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
363456005	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
761505276	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
625659636	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/04/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/04/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
545931540	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
621501300	1	Fixed	Refinance	Investment	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
706217400	1	ARM	Refinance	Investment	xx		*** (OPEN) Final Title Policy is Missing - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
964743948	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
630337764	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
925319724	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
412774824	1	Fixed	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
											Yes	RD	D	D	D	D	Yes	No	No	N/A
461835192	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/28/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/28/2005. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
365863596	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
565043892	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
497410956	1	Fixed	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/31/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/31/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
341853204	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/03/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/03/2005. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
451829196	1	ARM	Refinance	Investment	xx			3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3		Yes	RD	D	D	D	D	No	N/A	N/A	N/A
213384612	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
871145341	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/19/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/19/2005. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
470271816	1	ARM	Refinance	Investment	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
910625604	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
495121872	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
220461780	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/07/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/07/2002. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $138,601.68 is underdisclosed from calculated Finance Charge of $139,260.24 in the amount of $658.56. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
731347344	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/05/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/27/2004. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
579288192	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
109446204	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
401499336	1	Fixed	Refinance	Investment	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/19/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/19/2005. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
473180652	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/23/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/23/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $107,204.96 is underdisclosed from calculated Finance Charge of $107,250.34 in the amount of $45.38. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
390513732	1	Fixed	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	N/A
887224968	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Security Instrument not provided - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/16/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/16/2006. - EV2

*** (OPEN) Ohio CSPA Acknowledgment Receipt Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
187574940	1	ARM	Refinance	Investment	xx		*** (OPEN) Final Title Policy is Missing - EV2	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2 *** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
465943548	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/14/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/14/2005. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
522897925	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/09/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/31/2003. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $129,456.24 is underdisclosed from calculated Finance Charge of $129,703.37 in the amount of $247.13. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
274260252	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
896801136	1	Fixed	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/21/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/21/2006. - EV2

*** (OPEN) Ohio CSPA Acknowledgment Receipt: Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RD	D	D	D	D	Yes	No	No	No
928638396	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/09/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/09/2004. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
411898124	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
307157088	1	Fixed	Purchase	Investment	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/21/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/21/2007. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
905037840	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
528528504	1	Fixed	Purchase	Investment	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/20/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/20/2003. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
886655196	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
210485772	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $109,107.95 is underdisclosed from calculated Finance Charge of $109,488.28 in the amount of $380.33. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
819791952	1	Fixed	Purchase	Investment	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/21/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/21/2007. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
299899992	1	ARM	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/14/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/14/2004. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
177259068	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
932107008	1	Fixed	Refinance	Investment	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
920921484	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV2

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	No
123180708	1	ARM	Purchase	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Initial GFE not provided - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
578192857	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
216933192	1	Fixed	Purchase	Investment	xx		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/21/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/21/2003. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
214953984	1	Fixed	Refinance	Primary	xx		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
831167400	1	ARM	Purchase	Investment	xx		*** (OPEN) Final Title Policy is Missing - EV2	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
503155213	2	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
736635228	1	Fixed	Purchase	Second Home	xx		*** (OPEN) Final Title Policy is Missing - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
619831968	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
828378516	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $117,772.53 is underdisclosed from calculated Finance Charge of $117,817.61 in the amount of $45.08. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
430337796	1	Fixed	Purchase	Investment	xx			3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3
											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
826939092	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
424383399	1	ARM	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
689574060	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/26/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/22/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
826589232	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $254,381.19 is underdisclosed from calculated Finance Charge of $254,628.56 in the amount of $247.37. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
722940708	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
481247424	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
813054648	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/01/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/01/2004. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
407107092	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/03/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/01/2007. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
752079048	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/26/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/26/2007. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
971581212	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
718282572	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/14/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/14/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
598850364	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $211,947.54 is underdisclosed from calculated Finance Charge of $219,245.95 in the amount of $7,298.41. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
888144600	1	ARM	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/06/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/06/2005. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
715743588	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/10/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/10/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
683326560	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/31/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/31/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
581087472	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
155077944	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
860675592	1	ARM	Purchase	Primary	xx		*** (OPEN) ARM Error: Life Rate Minimum was not provided - EV3	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/29/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/29/2004. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
500749620	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
671881140	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
562075080	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/26/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/13/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
479997924	1	ARM	Purchase	Primary	xx			3
*** (OPEN) Security Instrument Error: Notary Date was not provided - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/17/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/17/2004. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.82500% is underdisclosed from calculated APR of 6.08686% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $159,146.03 is underdisclosed from calculated Finance Charge of $169,655.02 in the amount of $10,508.99. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RD	C	C	C	C	No	N/A	N/A	N/A
480437748	1	ARM	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $139,791.37 is underdisclosed from calculated Finance Charge of $139,987.03 in the amount of $195.66. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
786575244	1	ARM	Refinance	Investment	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/06/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/16/2007. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
892952676	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $213,007.74 is underdisclosed from calculated Finance Charge of $214,274.12 in the amount of $1,266.38. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
310899325	1	ARM	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $208,344.48 is underdisclosed from calculated Finance Charge of $210,848.73 in the amount of $2,504.25. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
245611716	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $189,561.37 is underdisclosed from calculated Finance Charge of $190,101.58 in the amount of $540.21. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
976079412	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/09/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/21/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $229,088.27 is underdisclosed from calculated Finance Charge of $233,146.68 in the amount of $4,058.41. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
971671176	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
261465372	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/23/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/23/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
929588016	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
393092700	1	ARM		Second Home	xx			3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		Yes	RD	D	D	D	D	UTD		N/A	N/A
578088672	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
756547260	1	ARM	Construction-Permanent	Primary	xx			2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
501829188	1	Fixed	Refinance	Second Home	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
891323328	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $186,782.92 is underdisclosed from calculated Finance Charge of $186,863.41 in the amount of $80.49. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
291463368	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/24/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/13/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
522990720	1	ARM	Purchase	Investment	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
113744484	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
404528124	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/27/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/27/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	No
230407800	1	Fixed	Refinance	Second Home	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/05/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/27/2007. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
532386960	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
505593836	1	ARM	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/22/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/19/2004. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
667562868	1	ARM	Purchase	Investment	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/22/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/22/2005. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
653308572	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/29/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/29/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
319542132	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $200,086.94 is underdisclosed from calculated Finance Charge of $201,001.23 in the amount of $914.29. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
779392493	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
194352228	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $229,089.20 is underdisclosed from calculated Finance Charge of $229,141.20 in the amount of $52.00. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
123170712	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
138334644	1	Fixed	Refinance	Primary	xx			3	*** (OPEN) Security Instrument Error: Notary Date was not provided - EV3		Yes	RD	C	C	C	C	Yes	No	No	N/A
606907140	1	ARM	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
522310992	1	Fixed	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $205,621.09 is underdisclosed from calculated Finance Charge of $206,093.13 in the amount of $472.04. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
196401408	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
820231776	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/17/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/11/2007. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
251359416	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
234606120	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Security Instrument Error: Notary Date was not provided - EV3

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $185,579.08 is underdisclosed from calculated Finance Charge of $186,005.87 in the amount of $426.79. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RD	C	C	C	C	Yes	No	No	No
285275844	1	Fixed	Refinance	Investment	xx			2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/26/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/11/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
733676412	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
640623648	1	Fixed	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/27/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/16/2005. - EV2
											Yes	RD	D	D	D	D	Yes	No	No	N/A
325059924	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/11/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/11/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
593132652	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
925719564	1	ARM	Purchase	Second Home	xx			3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $265,127.18 is underdisclosed from calculated Finance Charge of $265,622.31 in the amount of $495.13. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
719402124	1	Fixed	Refinance	Investment	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
140475093	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
732276972	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/02/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/02/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
367273032	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 9.73200% is overdisclosed from calculated APR of 8.83994% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $361,418.85 is underdisclosed from calculated Finance Charge of $362,180.64 in the amount of $761.79. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
876439284	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Security Instrument not provided - EV3 *** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/09/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/09/2004. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
386836274	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/16/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/21/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
438614484	1	ARM	Purchase	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/01/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/01/2004. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $183,673.67 is underdisclosed from calculated Finance Charge of $183,892.26 in the amount of $218.59. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
953958264	1	ARM	Purchase	Primary	xx			3	*** (OPEN) HUD Error: Disbursement date is earlier than final TIL signature date. - EV3 *** (OPEN) Security Instrument Error: Notary Date was not provided - EV3		Yes	RD	C	C	C	C	No	N/A	N/A	N/A
225925502	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 8.53600% is underdisclosed from calculated APR of 8.82827% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $343,727.89 is underdisclosed from calculated Finance Charge of $349,487.48 in the amount of $5,759.59. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
954348108	1	ARM	Refinance	Investment	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/11/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/11/2004. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
301419384	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/19/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/05/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
271711272	1	Fixed	Purchase	Investment	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
326449368	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
121891224	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $249,665.77 is underdisclosed from calculated Finance Charge of $249,721.78 in the amount of $56.01. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
175519764	1	ARM	Purchase	Primary	xx			2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
955947468	1	Fixed	Refinance	Investment	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/01/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/01/2002. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
943342512	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $187,161.34 is underdisclosed from calculated Finance Charge of $190,006.94 in the amount of $2,845.60. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
348610500	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: 1003 Initial - Lender's not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/04/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/29/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
654198216	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on xx/xx/xxxx, prior to three (3) business days from transaction date of xx/xx/xxxx. - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

TILA ROR - 3yrs for rescindable transactions.

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	No
367293024	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
264424188	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $292,744.23 is underdisclosed from calculated Finance Charge of $292,897.59 in the amount of $153.36. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
121865414	1	Fixed	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/23/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/23/2005. - EV2
											Yes	RD	D	D	D	D	Yes	No	No	N/A
740700466	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Initial GFE not provided - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
747970692	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
775789562	1	ARM	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/28/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/29/2004. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $214,507.99 is underdisclosed from calculated Finance Charge of $215,157.77 in the amount of $649.78. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
479615334	1	Fixed	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
886465272	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/17/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/17/2007. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
977208960	1	Fixed	Refinance	Second Home	xx			3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		Yes	RD	D	D	D	D	UTD		N/A	N/A
966323316	1	Fixed	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/09/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/09/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
762504876	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $238,761.93 is underdisclosed from calculated Finance Charge of $239,188.41 in the amount of $426.48. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
381397380	1	ARM	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/09/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/28/2004. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $179,437.68 is underdisclosed from calculated Finance Charge of $179,874.37 in the amount of $436.69. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
702358944	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	N/A
109036368	1	ARM	Purchase	Investment	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
271111512	1	Fixed	Purchase	Primary	xx		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
950029836	1	ARM	Purchase	Investment	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/12/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/12/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
195091932	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
380055995	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $294,291.38 is underdisclosed from calculated Finance Charge of $294,782.24 in the amount of $490.86. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
367972752	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/05/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/05/2006. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
521598726	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
327378996	1	ARM	Refinance	Second Home	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
386625288	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
912282305	1	ARM	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
968232552	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
869082228	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $201,733.56 is underdisclosed from calculated Finance Charge of $201,803.72 in the amount of $70.16. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
775929504	1	ARM	Refinance	Second Home	xx			3
*** (OPEN) Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-1: Good Faith Estimate used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
229508160	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/07/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/06/2005. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
969701964	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
447567208	1	Fixed	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/10/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/10/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RD	D	D	D	D	Yes	No	No	No
878348520	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
544851972	1	ARM	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
139324248	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $226,819.48 is underdisclosed from calculated Finance Charge of $227,218.49 in the amount of $399.01. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
913864308	1	Fixed	Purchase	Investment	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/29/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/29/2007. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
168922404	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/28/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/28/2005. - EV2
											Yes	RD	D	D	D	D	Yes	No	No	N/A
923310528	1	Fixed	Purchase	Second Home	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/10/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/10/2005. - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
695881536	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/07/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/07/2005. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
402249036	1	ARM	Purchase	Investment	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/20/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/16/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
442372980	2	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
297041136	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $206,086.78 is underdisclosed from calculated Finance Charge of $206,221.78 in the amount of $135.00. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
867332928	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
475109030	1	ARM	Refinance	Investment	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/30/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/06/2007. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
567432936	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/01/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/01/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
231617316	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/28/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/01/2007. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
866703180	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2 *** (OPEN) TIL Error: Borrower signature not dated. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
845601624	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/24/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/24/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
127708896	1	ARM	Purchase	Investment	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/16/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/16/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
587974716	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/27/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/27/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
207616920	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/13/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/13/2001. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $298,331.69 is underdisclosed from calculated Finance Charge of $298,671.88 in the amount of $340.19. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
965823516	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/11/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/11/2003. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $217,924.14 is underdisclosed from calculated Finance Charge of $218,682.47 in the amount of $758.33. - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	No
180457788	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/30/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/30/2001. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $181,781.04 is underdisclosed from calculated Finance Charge of $181,837.12 in the amount of $56.08. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
102099144	1	ARM	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
274984644	1	ARM	Refinance	Primary	xx			3
*** (OPEN) HUD Error: Disbursement date is earlier than final TIL signature date. - EV3

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.61800% is underdisclosed from calculated APR of 6.92633% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $256,072.97 is underdisclosed from calculated Finance Charge of $271,880.17 in the amount of $15,807.20. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.
											Yes	RC	C	C	C	C	Yes	No	No	N/A
630627648	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
872480868	1	ARM	Purchase	Primary	xx		*** (OPEN) Incomplete Document: TIL Final is incomplete - EV3	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/20/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/10/2005. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
115763676	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/30/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/17/2004. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
872270952	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
291763248	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
800799552	1	ARM	Refinance	Investment	xx			3
*** (OPEN) Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence.  (Compliance testing performed based on the Occupancy Type of Investment) - EV3

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/06/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/16/2007. - EV2
											Yes	RC	C	C	C	C	No	N/A	N/A	N/A
162145116	1	Fixed	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
662714808	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
208296648	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
436465344	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/22/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/22/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
117612936	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
943572420	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
965323716	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
578348568	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/21/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/21/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
671361348	1	ARM	Purchase	Second Home	xx		*** (OPEN) Final Title Policy is Missing - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
306901298	1	ARM	Purchase	Second Home	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/16/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/16/2004. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
541741805	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
112005180	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/23/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/23/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
312524940	1	ARM	Refinance	Investment	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
136355436	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $467,612.10 is underdisclosed from calculated Finance Charge of $471,384.87 in the amount of $3,772.77. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
464574096	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $103,348.21 is underdisclosed from calculated Finance Charge of $103,523.21 in the amount of $175.00. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	No
700859544	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
341953164	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights Timing: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application. - EV2

*** (OPEN) Michigan CMPA Consumer Caution Timing: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
724110240	1	Fixed	Purchase	Second Home	xx			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
435185856	1	ARM	Refinance	Investment	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
557636856	1	ARM	Refinance	Second Home	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
420981540	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/14/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/14/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
373616034	1	ARM	Purchase	Second Home	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
291653292	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Minnesota PPP Amount Exceeds Interest: Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance. - EV2

*** (OPEN) Minnesota Prepayment Penalty Amount: Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty. - EV2

*** (OPEN) Minnesota Prepayment Penalty Application Disclosure: Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure not provided to borrower. - EV2

*** (OPEN) Minnesota Prepayment Penalty Closing Disclosure: Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure not provided to borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/12/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/12/2006. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
976039428	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $261,009.69 is underdisclosed from calculated Finance Charge of $267,188.01 in the amount of $6,178.32. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	No
572800788	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/21/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/21/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
910635600	1	ARM	Refinance	Investment	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2 *** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
731317356	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
950939472	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/20/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/20/2004. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
100370655	1	ARM	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/27/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/27/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
189104328	1	ARM	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
738114636	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
950099808	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Minnesota PPP Amount Exceeds Interest: Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance. - EV2

*** (OPEN) Minnesota Prepayment Penalty Amount: Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty. - EV2

*** (OPEN) Minnesota Prepayment Penalty Application Disclosure: Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure not provided to borrower. - EV2

*** (OPEN) Minnesota Prepayment Penalty Closing Disclosure: Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure not provided to borrower. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
287075124	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/31/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/31/2005. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
800409708	1	ARM	Purchase	Primary	xx			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $439,417.58 is underdisclosed from calculated Finance Charge of $439,860.91 in the amount of $443.33. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
186795252	1	ARM	Purchase	Investment	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/23/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/19/2004. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
120637429	1	ARM	Purchase	Second Home	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Security Instrument Error: Notary Date was not provided - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/29/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/29/2004. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $235,493.93 is underdisclosed from calculated Finance Charge of $236,497.68 in the amount of $1,003.75. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	C	C	C	C	No	N/A	N/A	N/A
446321400	1	ARM	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV1	3
*** (OPEN) HUD Error: Disbursement date is earlier than final TIL signature date. - EV3

*** (OPEN) HUD Error: Disbursement date is earlier than notary/security instrument date. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/14/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/14/2004. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.09000% is underdisclosed from calculated APR of 6.37433% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $198,977.04 is underdisclosed from calculated Finance Charge of $213,153.32 in the amount of $14,176.28. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RC	C	C	C	C	No	N/A	N/A	N/A
635745600	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
913724364	1	ARM	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
353348604	1	ARM	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
521741220	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
124590144	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
130297860	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
893832324	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/06/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/03/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $249,251.77 is underdisclosed from calculated Finance Charge of $250,956.82 in the amount of $1,705.05. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
780207792	1	ARM	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
120634690	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
424450152	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/20/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/20/2005. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
419582100	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/17/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/02/2005. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
652588860	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
469947577	1	ARM	Refinance	Primary	xx		*** (OPEN) Incomplete Document: Note - Subject Lien is incomplete - EV3 *** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
214034352	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/26/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/15/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
175811845	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/09/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/09/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
444102288	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Initial GFE not provided - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
154378224	1	ARM	Purchase	Second Home	xx		*** (OPEN) Final Title Policy is Missing - EV2	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	N/A
841033452	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Initial GFE not provided - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
337544928	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Security Instrument Error: Notary Date was not provided - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/27/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/27/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
223020756	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
360055920	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/15/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/15/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
187354904	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/27/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/27/2004. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $319,120.35 is underdisclosed from calculated Finance Charge of $330,135.51 in the amount of $11,015.16. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
520701636	1	ARM	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
737954700	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/28/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/28/2006. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $461,203.34 is underdisclosed from calculated Finance Charge of $461,425.98 in the amount of $222.64. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
894741960	1	Fixed	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
712664820	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
342003144	1	ARM	Purchase	Investment	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
155677704	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
449879976	1	Fixed	Purchase	Second Home	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
739194204	1	ARM	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
823240572	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/23/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/23/2003. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
145291860	1	ARM	Purchase	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
409875984	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
755577648	1	ARM	Construction-Permanent	Second Home	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
696071460	1	ARM	Refinance	Investment	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
140843640	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/16/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/16/2005. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
217752864	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on xx/xx/xxxx, prior to three (3) business days from transaction date of xx/xx/xxxx. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
963934272	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $175,735.23 is underdisclosed from calculated Finance Charge of $181,537.13 in the amount of $5,801.90. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
732896724	1	Fixed	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
581437332	1	ARM	Construction-Permanent	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
327902124	1	ARM	Refinance	Primary	xx			2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
746771172	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
798710388	1	Fixed	Purchase	Investment	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
623413747	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Minnesota PPP Amount Exceeds Interest: Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance. - EV2

*** (OPEN) Minnesota Prepayment Penalty Amount: Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty. - EV2

*** (OPEN) Minnesota Prepayment Penalty Application Disclosure: Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure not provided to borrower. - EV2

*** (OPEN) Minnesota Prepayment Penalty Closing Disclosure Compliant: Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure provided to borrower not in required format. - EV2

*** (OPEN) Minnesota Prepayment Penalty Closing Disclosure Timing: Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure provided to borrower less than three (3) days prior to closing. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
907646796	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/08/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/08/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
605097864	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/13/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/23/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
837263911	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
998800320	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $277,559.64 is underdisclosed from calculated Finance Charge of $277,776.79 in the amount of $217.15. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
129328248	1	ARM	Purchase	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/28/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/28/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $322,686.43 is underdisclosed from calculated Finance Charge of $322,836.43 in the amount of $150.00. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
428388576	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $306,144.31 is underdisclosed from calculated Finance Charge of $306,318.47 in the amount of $174.16. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
639294180	1	Fixed	Purchase	Second Home	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/02/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/02/2008. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
167729056	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $252,156.21 is underdisclosed from calculated Finance Charge of $252,456.22 in the amount of $300.01. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
711895128	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
647462167	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
200639967	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
698740392	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
942432876	1	Fixed	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/24/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/24/2005. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
696521280	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/07/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/07/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
333586512	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.25600% is overdisclosed from calculated APR of 5.71971% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $536,270.07 is underdisclosed from calculated Finance Charge of $536,627.31 in the amount of $357.24. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
858686388	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
769152216	1	ARM	Purchase	Second Home	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
305367804	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
533926344	1	ARM	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
456417360	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/06/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/06/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
695251788	1	ARM	Purchase	Primary	xx			2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
917822724	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $560,632.19 is underdisclosed from calculated Finance Charge of $569,093.78 in the amount of $8,461.59. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
259216272	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/19/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/19/2003. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $461,293.53 is underdisclosed from calculated Finance Charge of $461,903.39 in the amount of $609.86. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
681261427	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $539,072.80 is underdisclosed from calculated Finance Charge of $561,345.39 in the amount of $22,272.59. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
100149924	1	ARM	Purchase	Second Home	xx		*** (OPEN) Final Title Policy is Missing - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $353,176.30 is underdisclosed from calculated Finance Charge of $353,772.52 in the amount of $596.22. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
646861152	1	ARM	Purchase	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
335430722	1	ARM	Refinance	Investment	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/10/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/10/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
129348240	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/11/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/11/2004. - EV2

*** (OPEN) Virginia MLBA Broker Notice: Virginia Mortgage Lender and Broker Act:  Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
858616416	1	ARM	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/28/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/28/2004. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
114474192	1	ARM	Purchase	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/28/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/28/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
428208648	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 4.78100% is underdisclosed from calculated APR of 6.32583% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $430,888.07 is underdisclosed from calculated Finance Charge of $605,145.74 in the amount of $174,257.67. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
516373368	1	ARM	Purchase	Investment	xx		*** (OPEN) Final Title Policy is Missing - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
629573758	1	Fixed	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3
											Yes	RD	D	D	D	D	Yes	No	No	N/A
552728820	1	ARM	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/11/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/02/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	N/A
542472924	1	ARM	Purchase	Primary	xx			2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
396081504	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) TIL APR Tolerance: Truth In Lending Act:  Final TIL APR of 7.50000% is underdisclosed from calculated APR of 7.68253% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $752,520.94 is underdisclosed from calculated Finance Charge of $760,847.16 in the amount of $8,326.22. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
433876380	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
307347012	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/25/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/25/2007. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
691993092	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/04/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/20/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
409386180	1	ARM	Purchase	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/31/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/25/2006. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $743,904.06 is underdisclosed from calculated Finance Charge of $753,951.30 in the amount of $10,047.24. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
359216256	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
389267593	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/02/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/02/2004. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 4.34800% is underdisclosed from calculated APR of 4.88654% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $376,201.00 is underdisclosed from calculated Finance Charge of $443,370.63 in the amount of $67,169.63. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.
											Yes	RB	B	B	B	B	Yes	No	No	No
179258268	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
399070308	1	ARM	Refinance	Primary	xx			2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
892962672	1	ARM	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/08/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/08/2004. - EV2

*** (OPEN) Virginia MLBA Broker Notice: Virginia Mortgage Lender and Broker Act:  Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
386387078	1	ARM	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/24/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/06/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	No
863304540	1	ARM	Refinance	Investment	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/06/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/06/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
110845644	1	Fixed	Purchase	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Federal FACTA Disclosure Status: Unable to determine FACTA Credit Score Disclosure was provided due to missing information. - EV2
											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
893972268	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/05/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/17/2007. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
431487336	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/14/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/14/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
501479328	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
730507680	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/07/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/07/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $715,921.39 is underdisclosed from calculated Finance Charge of $716,046.39 in the amount of $125.00. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
249949980	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
288154692	1	Fixed	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/04/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/04/2004. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
595951524	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $577,292.76 is underdisclosed from calculated Finance Charge of $577,487.74 in the amount of $194.98. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
294642096	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/23/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/23/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
699060264	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/28/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/28/2007. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
939384096	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
356467356	1	Fixed	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/02/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/21/2007. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
868122612	1	ARM	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
635205816	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Minnesota Tangible Net Benefit Test: Minnesota Residential Mortgage Originator and Servicer Licensing Act: Unable to determine if mortgage loan provides a tangible net benefit to the borrower due to missing prior loan information. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
392183064	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Security Instrument Error: Notary Date was not provided - EV3

*** (OPEN) County Name Missing: County from the Security Instrument was not provided. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $705,773.56 is underdisclosed from calculated Finance Charge of $706,123.57 in the amount of $350.01. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RD	C	C	C	C	No	N/A	N/A	N/A
171311448	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/04/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/04/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
629917932	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/05/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/02/2004. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
170031960	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/23/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/23/2007. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $673,104.99 is underdisclosed from calculated Finance Charge of $673,295.00 in the amount of $190.01. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
733518808	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Flood Certificate Error: Certificate Number was not provided. - EV2	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
825289752	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/07/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/15/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $739,714.84 is underdisclosed from calculated Finance Charge of $740,259.07 in the amount of $544.23. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
642642840	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/02/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/23/2007. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $948,116.67 is underdisclosed from calculated Finance Charge of $948,241.68 in the amount of $125.01. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
724100244	1	ARM	Purchase	Second Home	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/17/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/17/2004. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
673300572	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/23/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/23/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
727648824	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
497980728	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
612974712	1	Fixed	Refinance Rate/Term	Primary	xx		*** (OPEN) Title: Evidence of title is missing- Missing evidence of final title in file. - Rating - 2;	1			Yes	RA	A	A	A	A	Yes	No	No	N/A
911085420	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/11/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/11/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
381497340	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
285315828	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/17/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/17/2004. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
510765612	1	ARM	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
635045880	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Colorado HLPP Broker Ability to Repay Test: Colorado Home Loan (HB1322):  Ability to repay requirements not met due to reduced doc loan type - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $748,689.10 is underdisclosed from calculated Finance Charge of $748,922.10 in the amount of $233.00. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
679837956	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
157147116	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/10/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/05/2004. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $652,316.51 is underdisclosed from calculated Finance Charge of $652,535.91 in the amount of $219.40. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
335455764	1	Fixed	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/11/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/11/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
611555280	1	ARM	Refinance	Investment	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/14/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/14/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
492572892	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $538,988.94 is underdisclosed from calculated Finance Charge of $544,646.45 in the amount of $5,657.51. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	No
725919516	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/04/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/30/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
375499740	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/09/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/09/2004. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
428108688	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
893152596	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
989024232	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
826459284	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
412364988	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/07/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/07/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
893822328	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/24/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/24/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	N/A
664144236	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/07/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/06/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
388104696	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	No
835035852	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
234242932	1	ARM	Purchase	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $925,736.85 is underdisclosed from calculated Finance Charge of $926,359.14 in the amount of $622.29. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
805387716	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
489255701	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/17/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/01/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $853,780.23 is underdisclosed from calculated Finance Charge of $854,465.29 in the amount of $685.06. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
627548880	1	ARM	Purchase	Primary	xx			3
*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV3

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RC	C	C	C	C	Yes	N/A	N/A	N/A
914224164	1	ARM	Refinance	Second Home	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
112606681	1	ARM	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	3
*** (OPEN) HUD Error: Disbursement date is earlier than final TIL signature date. - EV3

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RC	C	C	C	C	No	N/A	N/A	N/A
105357840	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $714,946.93 is underdisclosed from calculated Finance Charge of $765,903.14 in the amount of $50,956.21. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
461915160	1	ARM	Refinance	Second Home	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/30/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/30/2007. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
732886728	1	ARM	Purchase	Primary	xx			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $531,254.07 is underdisclosed from calculated Finance Charge of $531,549.07 in the amount of $295.00. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
811715184	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
355777632	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
120921612	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/25/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/25/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
933006648	1	Fixed	Refinance	Second Home	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/25/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/31/2008. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
265753656	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
846493835	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/22/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/06/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
576428941	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/17/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/17/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
749650020	1	ARM	Purchase	Investment	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
909616008	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/02/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/11/2007. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
689963904	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/20/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/20/2007. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
202007685	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $1,021,629.34 is underdisclosed from calculated Finance Charge of $1,021,679.35 in the amount of $50.01. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
521921148	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/23/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/23/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $1,008,510.49 is underdisclosed from calculated Finance Charge of $1,022,839.46 in the amount of $14,328.97. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
198960384	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
106987188	1	ARM	Refinance	Second Home	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $1,014,402.61 is underdisclosed from calculated Finance Charge of $1,014,877.62 in the amount of $475.01. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
451009524	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/26/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/26/2007. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
213894408	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
122550960	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/16/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/16/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
919102212	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $999,185.73 is underdisclosed from calculated Finance Charge of $999,425.74 in the amount of $240.01. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
917302932	1	ARM	Refinance	Investment	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/05/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/05/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
820421700	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
904238160	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
668252592	1	ARM	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/26/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/26/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RD	D	D	D	D	Yes	No	No	N/A
394782024	1	ARM	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/15/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/15/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	N/A
418642476	1	Fixed	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3
											Yes	RD	D	D	D	D	Yes	No	No	N/A
710575656	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
152711119	1	ARM	Purchase	Primary	xx			3
*** (OPEN) Security Instrument Error: Notary Date was not provided - EV3

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	C	C	C	C	No	N/A	N/A	N/A
549740016	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/29/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/29/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
528368568	1	ARM	Refinance	Second Home	xx			3
*** (OPEN) Massachusetts Borrower's Interest Tangible Net Benefit Worksheet: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV3

*** (OPEN) Massachusetts Borrower Interest Safe Harbor 2004: Massachusetts Home Loan: Mortgage loan does not qualify under Borrower's Interest Safe Harbor for anti-flipping provisions. - EV1

The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.
											Yes	RC	C	C	C	C	No	N/A	N/A	N/A
793982280	1	ARM	Refinance	Investment	xx			3
*** (OPEN) HUD Error: Disbursement date is earlier than notary/security instrument date. - EV3

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/13/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/17/2007. - EV2
											Yes	RC	C	C	C	C	No	N/A	N/A	N/A
310225860	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
942452868	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/24/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/24/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
543962328	1	Fixed	Purchase	Second Home	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: Unable to test Affiliated Business Disclosure due to missing information. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $1,284,067.66 is underdisclosed from calculated Finance Charge of $1,285,037.66 in the amount of $970.00. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
771221388	1	ARM	Refinance	Second Home	xx			3	*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV3		Yes	RC	C	C	C	C	No	N/A	N/A	N/A
585635652	1	ARM	Purchase	Second Home	xx		*** (OPEN) Final Title Policy is Missing - EV2	3	*** (OPEN) Security Instrument Error: Notary Date was not provided - EV3		Yes	RD	C	C	C	C	No	N/A	N/A	N/A
290833620	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
691553268	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
946061424	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/30/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/28/2006. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
723140628	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $2,627,595.69 is underdisclosed from calculated Finance Charge of $2,629,175.69 in the amount of $1,580.00. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
921261348	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/06/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/06/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
290213868	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	No
841969513	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Flood Certificate not provided - EV3	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
145241880	1	Fixed	Refinance Cash-out - Other	Primary	xx	1		2
 *** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing- Loan application date was xx/xx/xxxx. Earliest disclosure in file was dated xx/xx/xxxx. - Rating - 3;  *** (OPEN) Temporary HPQM-  - Rating - 2;
											No	RB	B	B	B	B	Yes	No	N/A	No	Temporary HPQM (GSE/Agency Eligible)
755327748	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
981567216	2	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3

*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Federal HELOC Billing Rights Disclosure Missing: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Brochure: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Terms Change Allowed: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RC	C	C	C	C	Yes	N/A	N/A	N/A
557516904	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
657806772	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
769052256	2	ARM	Purchase	Second Home	xx			2
*** (OPEN) Federal HELOC Brochure Timing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2

*** (OPEN) Federal HELOC Important Terms Timing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application. - EV2

*** (OPEN) Federal HELOC Lender / Broker Fees Underdisclosed: Truth in Lending Act (HELOC): HELOC Fees Under Disclosed. HELOC fees imposed by creditor to open, use, or maintain plan charged at account opening exceeds amounts disclosed on final HELOC Fee Agreement. - EV2

*** (OPEN) Federal HELOC Third Party Fees Underdisclosed: Truth in Lending Act (HELOC): HELOC Fees Under Disclosed. HELOC third party fees to open a plan charged at account opening exceeds amounts disclosed on final HELOC Fee Agreement - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
317682876	2	ARM	Refinance	Primary	xx		*** (OPEN) Title: Evidence of title is missing - EV3	2
*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Federal HELOC Billing Rights Disclosure Timing: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) Federal HELOC Brochure: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Timing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application. - EV2

*** (OPEN) Federal HELOC Non Refundable Fee: Truth in Lending Act (HELOC):  Non-refundable fee imposed by lender within three (3) business days of borrower receiving HELOC disclosures and brochure. - EV2

*** (OPEN) Federal HELOC Tax Advisor Statement: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on xx/xx/xxxx, prior to three (3) business days from transaction date of xx/xx/xxxx. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
475129872	2	Fixed	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Federal HELOC Brochure: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
722280972	2	ARM		UTD	xx			3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		Yes	RD	D	D	D	D	UTD		N/A	N/A
121531368	2	Fixed	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Federal HELOC Agreement Timing: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2

*** (OPEN) Federal HELOC Brochure: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Timing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
738774372	2	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3

*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Federal HELOC Agreement Timing: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2

*** (OPEN) Federal HELOC Billing Rights Disclosure Timing: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) Federal HELOC Brochure Timing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2

*** (OPEN) Federal HELOC Important Terms Timing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application. - EV2

*** (OPEN) Federal HELOC Interest Rate Match APR: Truth in Lending Act (HELOC): HELOC APR does not match Interest Rate. - EV2

*** (OPEN) Federal HELOC Terms Change Allowed: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RC	C	C	C	C	Yes	N/A	N/A	N/A
758836344	2	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Security Instrument not provided - EV3	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Federal HELOC Brochure: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Lender / Broker Fees Underdisclosed: Unable to test HELOC fees paid to lender / broker due to missing information. - EV2

*** (OPEN) Federal HELOC Terms Change Allowed: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances. - EV2

*** (OPEN) Federal HELOC Third Party Fees Underdisclosed: Unable to test HELOC fees paid to third parties due to missing information. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/27/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/27/2004. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
156687300	2	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) Federal HELOC Brochure Timing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2

*** (OPEN) Federal HELOC Important Terms Timing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application. - EV2

*** (OPEN) Federal HELOC Terms Change Allowed: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
783716388	2	ARM	Refinance	Second Home	xx		*** (OPEN) Missing Document: Security Instrument not provided - EV3	3
*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3

*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Federal HELOC Brochure: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Tax Advisor Statement: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor. - EV2

*** (OPEN) Federal HELOC Terms Change Allowed: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/22/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/22/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RC	C	C	C	C	Yes	N/A	N/A	N/A
311005548	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/12/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/12/2001. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $83,852.33 is underdisclosed from calculated Finance Charge of $83,926.27 in the amount of $73.94. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
862964676	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
631467312	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/19/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/13/2000. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $123,284.04 is underdisclosed from calculated Finance Charge of $123,733.33 in the amount of $449.29. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
272700318	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
505447740	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/05/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/05/2001. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $92,298.40 is underdisclosed from calculated Finance Charge of $92,426.55 in the amount of $128.15. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
880367712	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
852888708	1	Fixed		UTD	xx			3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		Yes	RD	D	D	D	D	Yes	No	No	No
355077569	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
197520960	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/29/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/29/2006. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
872260956	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/28/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/30/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
330227856	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
254568132	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/14/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/14/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $109,846.71 is underdisclosed from calculated Finance Charge of $109,908.32 in the amount of $61.61. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
313034736	1	Fixed	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/01/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/01/2005. - EV2
											Yes	RD	D	D	D	D	Yes	No	No	N/A
476109480	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/28/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/28/2005. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
447181009	1	Fixed	Purchase	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/10/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/10/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
471461340	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/02/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/02/2007. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
102878832	1	Fixed	Purchase	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
828558444	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/26/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/26/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
398490540	1	Fixed	Purchase	Primary	xx			3
*** (OPEN) HUD Error: Disbursement date is earlier than final TIL signature date. - EV3

*** (OPEN) HUD Error: Disbursement date is earlier than notary/security instrument date. - EV3

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $217,876.83 is underdisclosed from calculated Finance Charge of $218,061.70 in the amount of $184.87. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RC	C	C	C	C	No	N/A	N/A	N/A
572290992	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Ohio CSPA Acknowledgment Receipt: Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) Ohio CSPA Closing Disclosure: Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2

*** (OPEN) Ohio CSPA TNB Worksheet: Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV2

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	No
848662716	1	Fixed	Refinance	Primary	xx		*** (OPEN) Title: Evidence of title is missing - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/17/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/01/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
756517272	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/10/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/10/2005. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
917392896	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/20/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/20/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
588204624	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV2

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	No
722238880	1	Fixed	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/03/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/03/2005. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
234352492	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
405707652	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
778768368	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
214344228	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
765403716	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
310355808	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
472820796	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
608286588	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on xx/xx/xxxx, prior to three (3) business days from transaction date of xx/xx/xxxx. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
537734820	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
543802392	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
658153980	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/13/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/13/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $343,650.35 is underdisclosed from calculated Finance Charge of $343,967.55 in the amount of $317.20. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
612075072	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/12/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/24/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
188864424	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/23/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/23/2002. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
878238564	2	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/01/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/23/2007. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
113424612	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/12/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/12/2001. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
826699188	2	Fixed	Purchase	Investment	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
293992356	2	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
601699224	2	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
350369796	2	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/12/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/28/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
263724468	2	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
998380488	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/15/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/15/2003. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
432446952	2	Fixed	Purchase	Primary	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Initial TIL not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/10/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/10/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
345261840	2	Fixed	Refinance	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
683306568	1	ARM	Purchase	Investment	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/09/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/09/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
923520444	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/08/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/08/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
326769240	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
560695632	2	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/09/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/09/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
259796040	2	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
406397376	2	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
174780060	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
986305320	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/03/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/03/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $35,625.75 is underdisclosed from calculated Finance Charge of $35,674.66 in the amount of $48.91. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
500389764	2	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
247251060	2	Fixed	Purchase	Primary	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/29/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/29/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
573040692	2	Fixed	Purchase	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/05/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/03/2006. - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL signed by all required parties  is blank. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
340673676	1	Fixed			xx			3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		Yes	RD	D	D	D	D	UTD		N/A	N/A
809875920	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
241623312	2	Fixed	Refinance	Primary	xx			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $48,192.04 is underdisclosed from calculated Finance Charge of $48,292.05 in the amount of $100.01. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
542273004	2	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/05/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/05/2007. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
198120720	2	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
576429336	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
340941590	2	ARM	Refinance	Primary	xx			2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
440293812	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
389184264	2	Fixed	Purchase	Primary	xx		*** (OPEN) Security Instrument Error: Invalid MERS Min Number - EV3	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
359049119	2	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
864054240	2	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
898430484	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/09/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/22/2002. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $38,653.48 is underdisclosed from calculated Finance Charge of $38,899.07 in the amount of $245.59. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
873140604	2	Fixed	Purchase	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/05/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/19/2007. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
791033460	2	Fixed	Purchase	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
337914780	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $98,455.50 is underdisclosed from calculated Finance Charge of $98,777.17 in the amount of $321.67. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
870161796	2	Fixed	Purchase	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/14/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/03/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
898410492	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
848300544	1	Fixed	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3
											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
787964688	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest. - EV2
										TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
439694052	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/11/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/11/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
854797944	1	Fixed	Purchase	Primary	xx			3
*** (OPEN) HUD Error: Disbursement date is earlier than final TIL signature date. - EV3

*** (OPEN) HUD Error: Disbursement date is earlier than notary/security instrument date. - EV3

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/11/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/11/2000. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $153,623.03 is underdisclosed from calculated Finance Charge of $154,435.07 in the amount of $812.04. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RC	C	C	C	C	No	N/A	N/A	N/A
517512912	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/05/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/05/2007. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
522687022	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	No
671331360	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
414134280	2	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/10/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/10/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
108336648	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/03/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/03/2002. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $89,908.15 is underdisclosed from calculated Finance Charge of $90,656.73 in the amount of $748.58. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
431767224	2	Fixed	Purchase	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/06/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/06/2007. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
350769122	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) TIL APR Tolerance: Truth In Lending Act:  Final TIL APR of 9.40100% is underdisclosed from calculated APR of 9.69909% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $106,932.00 is underdisclosed from calculated Finance Charge of $107,379.99 in the amount of $447.99. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
963994248	2	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
426589296	1	ARM	Purchase	Investment	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/27/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/27/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
297600912	1	ARM	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
909965868	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
157706892	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/07/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/07/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
931427280	1	ARM	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
737914716	2	Fixed	Purchase	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2 *** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
974799924	1	Fixed	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/28/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/28/1999. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $148,194.18 is underdisclosed from calculated Finance Charge of $148,958.47 in the amount of $764.29. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
775437575	2	Fixed	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Initial TIL not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/17/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/17/2005. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
311645292	1	ARM	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
836165400	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
271955035	2	ARM	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
670171824	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/18/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/18/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
277740078	1	ARM	Refinance	Second Home	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
929697972	2	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/30/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/30/2005. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
676229400	2	Fixed	Purchase	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
790173804	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/28/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/28/2001. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
489184248	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
117043164	1	ARM	Refinance	Investment	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
564384645	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
654919551	1	ARM	Purchase	Investment	xx			3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3
											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
788034951	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/10/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/02/2004. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
167260687	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/19/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/19/2001. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $117,797.91 is underdisclosed from calculated Finance Charge of $117,842.53 in the amount of $44.62. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
469602084	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
986135388	2	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
469871976	1	Fixed	Refinance	Primary	xx		*** (OPEN) Title: Evidence of title is missing - EV3	1			Yes	RA	A	A	A	A	Yes	No	No	N/A
960575616	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
312451425	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $149,428.44 is underdisclosed from calculated Finance Charge of $149,796.07 in the amount of $367.63. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
183026760	1	ARM	Construction-Permanent	Primary	xx		*** (OPEN) Missing Document: Security Instrument not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Initial Application Indicated ARM Product: Unable to determine if the Intiial Loan Application indicated the loan was an Adjustable Rate Mortgage due to missing information. - EV1
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
150069948	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
313564524	2	Fixed	Purchase	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/21/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/13/2007. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	Yes	N/A	N/A	No
667975451	2	Fixed	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $93,889.60 is underdisclosed from calculated Finance Charge of $94,077.11 in the amount of $187.51. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
222221076	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
881277348	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
767193000	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
317133096	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/06/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/06/2005. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
324070320	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
860725572	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $283,587.53 is underdisclosed from calculated Finance Charge of $283,831.98 in the amount of $244.45. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
767103036	1	ARM	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
106157520	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/22/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/22/2006. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
983686368	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
717203004	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
349310220	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
276709272	1	Fixed	Refinance	Investment	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
628628448	2	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
177108305	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
402069108	1	ARM	Purchase	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $90,711.98 is underdisclosed from calculated Finance Charge of $91,242.18 in the amount of $530.20. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
212125116	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
346499934	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
535705632	1	ARM	Refinance	Second Home	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
586515300	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/12/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/26/2005. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
544062288	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/13/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/13/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
168622524	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/26/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/26/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
608336568	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
694951908	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
964034232	1	ARM	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
443602488	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
552428940	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Unable to test counseling agencies list due to missing information. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/13/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/13/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
622445967	1	ARM	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
217692888	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/12/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/12/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
517672848	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/01/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/21/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
993212556	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $136,051.80 is underdisclosed from calculated Finance Charge of $138,588.18 in the amount of $2,536.38. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
618472512	1	ARM	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
561535296	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
777089040	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/18/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/18/2005. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
478922367	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
861255360	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/01/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/01/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $147,116.13 is underdisclosed from calculated Finance Charge of $147,352.21 in the amount of $236.08. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
256017552	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
504118272	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $154,248.68 is underdisclosed from calculated Finance Charge of $154,318.53 in the amount of $69.85. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
621561276	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/14/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/14/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
112574952	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/09/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/09/2004. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
505757616	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
173960388	1	Fixed	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/12/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/12/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $183,693.29 is underdisclosed from calculated Finance Charge of $184,510.00 in the amount of $816.71. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	Yes	No	No	N/A
147221088	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
919871904	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/07/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/07/2005. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
858116616	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
540573684	1	ARM	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
475270367	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/27/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/27/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
387814812	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 8.94600% is underdisclosed from calculated APR of 9.44967% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $189,399.52 is underdisclosed from calculated Finance Charge of $195,641.36 in the amount of $6,241.84. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	No
742752780	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
944741952	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/03/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/11/2005. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
										TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
208376616	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
575715888	1	Fixed	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
											Yes	RD	D	D	D	D	Yes	No	No	N/A
973000644	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Security Instrument Error: Notary Date was not provided - EV3

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/02/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/21/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $164,014.55 is underdisclosed from calculated Finance Charge of $164,164.55 in the amount of $150.00. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RD	C	C	C	C	Yes	No	No	No
747340944	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
725689608	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
414144276	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
251529348	1	ARM	Purchase	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3
											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
508070805	1	Fixed	Refinance	Primary	xx		*** (OPEN) Note Error: Late charge type is blank. - EV3	3
*** (OPEN) Late Charge Type Missing: Late Charge Type was not provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/19/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/19/2005. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RC	C	C	C	C	Yes	No	No	No
755257776	1	ARM	Refinance	Investment	xx			3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/19/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/19/2004. - EV2
											Yes	RD	D	D	D	D	Yes	N/A	N/A	N/A
354867996	1	Fixed	Refinance	Investment	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
239414196	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
910735560	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
148450596	1	ARM	Purchase	Investment	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
265643700	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $209,248.26 is underdisclosed from calculated Finance Charge of $210,778.23 in the amount of $1,529.97. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
765133824	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/19/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/02/2004. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $120,935.41 is underdisclosed from calculated Finance Charge of $123,346.15 in the amount of $2,410.74. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
932296932	1	ARM	Purchase	Investment	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
591383352	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/23/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/23/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
807097032	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
215087403	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
744222192	1	ARM	Purchase	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/06/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/06/2007. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
298550532	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $130,115.12 is underdisclosed from calculated Finance Charge of $130,377.54 in the amount of $262.42. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
270391800	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
933626400	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
311387780	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $237,435.25 is underdisclosed from calculated Finance Charge of $237,740.09 in the amount of $304.84. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	No
826739172	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
939274140	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
129068352	1	ARM	Purchase	Investment	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/28/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/28/2004. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
302648892	1	ARM	Purchase	Primary	xx			2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
570241812	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $255,986.32 is underdisclosed from calculated Finance Charge of $256,276.34 in the amount of $290.02. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
465553704	1	ARM	Purchase	Primary	xx			2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
410015928	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
984466056	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.74100% is underdisclosed from calculated APR of 7.65800% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $206,211.51 is underdisclosed from calculated Finance Charge of $226,300.37 in the amount of $20,088.86. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
149800056	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
998460456	1	ARM	Purchase	Investment	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
531487320	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
277758852	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/20/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/19/2005. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
487684848	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
249909996	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/29/1995 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/03/1995. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $413,023.80 is underdisclosed from calculated Finance Charge of $414,037.95 in the amount of $1,014.15. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
365083908	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/15/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/15/2006. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
748410516	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
785415708	1	Fixed	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
											Yes	RD	D	D	D	D	Yes	No	No	N/A
883572184	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
103198704	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
176499372	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $175,369.35 is underdisclosed from calculated Finance Charge of $175,568.22 in the amount of $198.87. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
492502920	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
227698884	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
418042716	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $265,107.48 is underdisclosed from calculated Finance Charge of $265,379.13 in the amount of $271.65. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
491703240	1	Fixed	Purchase	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
											Yes	RD	D	D	D	D	Yes	N/A	N/A	N/A
795211788	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/21/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/21/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
810065844	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
367402980	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
187135116	1	ARM	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
764833944	1	Fixed	Refinance	Investment	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
798199380	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
309931545	1	ARM	Purchase	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
969492048	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
197510964	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/20/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/20/2005. - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
393792420	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Initial GFE not provided - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
156587340	1	ARM	Purchase	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $222,808.97 is underdisclosed from calculated Finance Charge of $223,522.63 in the amount of $713.66. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
605077872	1	ARM	Purchase	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
764793960	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Unable to test counseling agencies list due to missing information. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
859656000	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/16/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/16/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $248,383.42 is underdisclosed from calculated Finance Charge of $252,842.24 in the amount of $4,458.82. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
699010284	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
934795932	1	Fixed	Refinance	Primary	xx			3
*** (OPEN) Original Lender Missing: Original Lender was not able to be determined.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/21/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/21/2005. - EV2
											Yes	RC	C	C	C	C	Yes	No	No	No
113444604	1	ARM	Purchase	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: Unable to determine FACTA Credit Score Disclosure was provided due to missing information. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/19/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/19/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
874739964	1	ARM	Refinance	Primary	xx			2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
390223848	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $214,997.38 is underdisclosed from calculated Finance Charge of $215,204.73 in the amount of $207.35. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
834835932	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $231,490.11 is underdisclosed from calculated Finance Charge of $231,533.40 in the amount of $43.29. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
667752792	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
291586295	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Virginia MLBA Broker Notice: Virginia Mortgage Lender and Broker Act:  Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
823940292	1	Fixed	Refinance	Second Home	xx			2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
506727228	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
652099056	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/27/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/15/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
316433376	1	Fixed	Purchase	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $254,273.79 is underdisclosed from calculated Finance Charge of $254,457.74 in the amount of $183.95. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	Yes	N/A	N/A	No
645041880	1	ARM	Purchase	Investment	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/27/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/27/2007. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
348832649	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $229,343.34 is underdisclosed from calculated Finance Charge of $230,505.09 in the amount of $1,161.75. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
408656472	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/22/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/22/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
441913164	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/12/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/09/2007. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
830923126	1	ARM	Purchase	Investment	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
614464116	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
281331820	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies Timing: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/13/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/13/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
176769264	1	ARM	Purchase	Second Home	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.15400% is underdisclosed from calculated APR of 7.52045% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $238,210.32 is underdisclosed from calculated Finance Charge of $256,618.17 in the amount of $18,407.85. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
862174992	1	Fixed	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/24/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/24/2005. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
729338148	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/25/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/07/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $260,356.37 is underdisclosed from calculated Finance Charge of $260,623.84 in the amount of $267.47. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	No
603048684	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/02/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/02/2004. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
171271464	1	Fixed	Refinance	Primary	xx			3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3		Yes	RD	D	D	D	D	Yes	No	No	N/A
468602484	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
373470552	1	ARM	Purchase	Primary	xx			2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
172720884	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
860635608	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
324420180	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/01/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/01/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
200729676	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
537364968	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
828068640	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/23/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/23/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
125731056	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/08/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/08/2007. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
979727952	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/06/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/04/2005. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
743272572	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $278,390.51 is underdisclosed from calculated Finance Charge of $278,644.31 in the amount of $253.80. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
787887045	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/26/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/26/2007. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
806827140	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/30/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/30/2004. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
674350152	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
218562540	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/18/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/18/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
490473732	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/18/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/18/2006. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $336,132.91 is underdisclosed from calculated Finance Charge of $336,221.54 in the amount of $88.63. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
457317000	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $264,467.27 is underdisclosed from calculated Finance Charge of $264,646.18 in the amount of $178.91. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
248950380	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/01/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/08/2000. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 02/06/2001, prior to three (3) business days from transaction date of 02/02/2001. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
										TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
817482876	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
981747144	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/05/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/18/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
187345032	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
661715208	1	ARM	Refinance	Primary	xx			3
*** (OPEN) Security Instrument Error: Notary Date was not provided - EV3

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $224,064.50 is underdisclosed from calculated Finance Charge of $224,121.19 in the amount of $56.69. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RD	C	C	C	C	Yes	No	No	N/A
567056083	1	ARM	Refinance	Investment	xx			2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/24/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/23/2007. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
176629320	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/29/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/29/2007. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
745689098	1	ARM	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/21/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/21/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
183596532	1	ARM	Purchase	Investment	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
286945176	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
279981493	1	ARM	Refinance	Investment	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
610585668	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
253858416	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
200809644	1	Fixed	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 04/23/2007, prior to three (3) business days from transaction date of 05/18/2007. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
										TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	No
102658920	1	ARM	Purchase	Primary	xx			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $345,680.97 is underdisclosed from calculated Finance Charge of $345,845.91 in the amount of $164.94. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
610745604	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
148840440	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $212,426.07 is underdisclosed from calculated Finance Charge of $212,688.24 in the amount of $262.17. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
215473776	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
602448924	1	ARM	Construction-Permanent	Primary	xx		*** (OPEN) Missing Document: Security Instrument not provided - EV3	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/21/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/21/2005. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
445811604	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $305,217.80 is underdisclosed from calculated Finance Charge of $305,342.71 in the amount of $124.91. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
778058652	1	ARM	Refinance	Second Home	xx			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $352,762.40 is underdisclosed from calculated Finance Charge of $353,188.91 in the amount of $426.51. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
433936356	1	ARM	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Initial GFE not provided - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
528848376	1	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
324290232	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/01/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/01/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $327,006.80 is underdisclosed from calculated Finance Charge of $327,096.80 in the amount of $90.00. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
626264133	1	ARM	Purchase	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
866223372	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
613194624	1	ARM	Purchase	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
395651676	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Initial GFE not provided - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
994512036	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
320811624	1	ARM	Purchase	Investment	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
319022340	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $95,217.21 is underdisclosed from calculated Finance Charge of $95,322.23 in the amount of $105.02. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
964054224	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV2

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	No
358986348	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $280,010.01 is underdisclosed from calculated Finance Charge of $280,759.38 in the amount of $749.37. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
811585236	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/24/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/28/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
261505356	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/26/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/26/2003. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $295,675.49 is underdisclosed from calculated Finance Charge of $300,737.71 in the amount of $5,062.22. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	No
459851703	1	ARM	Purchase	Primary	xx		*** (OPEN) Title: Evidence of title is missing - EV3	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $351,334.91 is underdisclosed from calculated Finance Charge of $351,462.92 in the amount of $128.01. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
362145084	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
755407716	1	ARM	Purchase	Investment	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
619881948	1	ARM	Purchase	Investment	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/12/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/12/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
821001468	1	ARM	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/19/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/19/2006. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $338,305.29 is underdisclosed from calculated Finance Charge of $338,406.09 in the amount of $100.80. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
614923932	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $322,209.69 is underdisclosed from calculated Finance Charge of $322,479.69 in the amount of $270.00. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
390163872	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
492702842	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
715903524	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/09/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/09/2005. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
467742828	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
794602032	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
892772748	1	ARM	Purchase	Investment	xx		*** (OPEN) Missing Document: Rider - PUD not provided - EV3	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/19/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/19/2005. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
552209028	1	ARM	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
360835608	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
283926384	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
439054308	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 02/23/2005, prior to three (3) business days from transaction date of 02/18/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
658446516	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/01/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/25/2003. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
127488984	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
757976688	1	ARM	Refinance	Investment	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
359296224	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/24/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/24/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
731997084	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/10/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/10/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
636525288	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/12/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/12/2005. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
478278612	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
305827620	1	ARM	Purchase	Second Home	xx			3
*** (OPEN) HUD Error: Disbursement date is earlier than note date. - EV3

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/12/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/06/2008. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $280,427.87 is underdisclosed from calculated Finance Charge of $281,050.95 in the amount of $623.08. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RC	C	C	C	C	No	N/A	N/A	N/A
774460092	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
534098609	1	ARM	Refinance	Second Home	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
286935180	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/05/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/05/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
227858820	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/20/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/20/2006. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV2

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
396161472	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Georgia HL Arbitration Clause: Georgia Home Loan: Mortgage loan contains an unfair or oppressive arbitration clause. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
847195525	1	ARM	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
164834040	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
314854008	1	ARM	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
206117520	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
773240580	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/02/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/02/2003. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $209,387.05 is underdisclosed from calculated Finance Charge of $229,837.95 in the amount of $20,450.90. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
299040336	1	ARM	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/16/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/16/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	No
521871168	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/11/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/11/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
273640500	1	ARM	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/15/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/15/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
268502556	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
928538436	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
893693702	1	ARM	Purchase	Second Home	xx			3	*** (OPEN) HUD Error: Disbursement date is earlier than notary/security instrument date. - EV3		Yes	RC	C	C	C	C	No	N/A	N/A	N/A
122371032	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
888664392	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	No
862494864	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/27/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/27/2003. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $310,093.13 is underdisclosed from calculated Finance Charge of $315,487.33 in the amount of $5,394.20. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	No
993492444	1	ARM	Purchase	Primary	xx			2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
397390980	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/22/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/18/2007. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
261265452	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
377329008	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/22/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/22/2007. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
886968115	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure- - Rating - 2;		Yes	RB	B	B	B	B	Yes	No	N/A	No
752958696	1	Fixed	Purchase	Primary	xx			3	*** (OPEN) Federal FACTA Disclosure- - Rating - 2; *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided- - Rating - 3D;		Yes	RC	C	C	C	C	Yes	No	N/A	No
286715268	1	Fixed	Refinance	Primary	xx		*** (OPEN) Incomplete Document: Note - Subject Lien is incomplete - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/17/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/17/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
258286644	1	Fixed	UTD	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/29/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/29/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
519242220	1	Fixed	UTD	UTD	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/17/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/17/1997.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
843562440	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/27/1997 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/27/1997.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
512714832	1	Fixed	UTD	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/03/1992 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/03/1991.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
700759584	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $129,276.89 is underdisclosed from calculated Finance Charge of $130,068.89 in the amount of $792.00. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
142882824	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Security Instrument not provided - EV3 *** (OPEN) Title: Evidence of title is missing - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
411465348								3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		No						UTD		N/A	N/A
286927190	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/07/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/07/1998. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
682296972	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
846991068	1	Fixed	UTD	UTD	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/03/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/03/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
441034693	1	Fixed	UTD	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/17/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/17/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
423610488	1	Fixed	UTD	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/20/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/20/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
929498052	1	Fixed	UTD	UTD	xx		*** (OPEN) Missing Document: Security Instrument not provided - EV3 *** (OPEN) Title: Evidence of title is missing - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) County Name Missing: County from the Security Instrument was not provided. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/29/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/28/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
795601632	1	ARM			xx			3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		Yes	RD	D	D	D	D	UTD		N/A	N/A
729070672	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $427,569.03 is underdisclosed from calculated Finance Charge of $430,239.53 in the amount of $2,670.50. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
949410084	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
248986969	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/20/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/20/2001. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
185985576	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/30/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/28/1999. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
664743996	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
364824012	1	Fixed	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	N/A
785205792	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $222,135.15 is underdisclosed from calculated Finance Charge of $223,760.14 in the amount of $1,624.99. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
326275158	2	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
116033568	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
843112620	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $471,921.86 is underdisclosed from calculated Finance Charge of $472,896.86 in the amount of $975.00. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
657246996	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
838634412	1	Fixed	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	N/A
708426516	1	Fixed	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	N/A
929797932	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/26/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/02/2012. - EV2

*** (OPEN) RESPA 2010 GFE Provided Date: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA 2010 HUD to Actual Interest Rate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note. - EV2

*** (OPEN) RESPA 2010 HUD to Actual Payment: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2

*** (OPEN) RESPA HUD Settlement Booklet Status: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure Status: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $139,934.14 is underdisclosed from calculated Finance Charge of $142,073.58 in the amount of $2,139.44. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Sent: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA 2009 Three Day Waiting Period: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
144232284	1	ARM	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $464,958.60 is underdisclosed from calculated Finance Charge of $466,307.35 in the amount of $1,348.75. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
505687644	2		Refinance	Primary	xx			3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		Yes						UTD		N/A	N/A
386545320	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2	2
*** (OPEN) Federal HELOC Brochure: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Terms Change Allowed: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
485425752	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Federal HELOC Agreement Timing: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on xx/xx/xxxx, prior to three (3) business days from transaction date of xx/xx/xxxx. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
230607720	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Federal HELOC Brochure: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/07/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/07/2001. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
340873596	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) Federal HELOC Brochure: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
274874171	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Federal HELOC Brochure: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
281757252	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Federal HELOC Brochure: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/04/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/04/2005. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on xx/xx/xxxx, prior to three (3) business days from transaction date of xx/xx/xxxx. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
258926388	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Federal HELOC Agreement Missing: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower - EV2

*** (OPEN) Federal HELOC Billing Rights Disclosure Missing: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Brochure: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Terms Change Allowed: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
537984720	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Federal HELOC Brochure: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Missing: Unable to test terms disclosure timing due to missing information. - EV2

*** (OPEN) Federal HELOC Lender / Broker Fees Underdisclosed: Unable to test HELOC fees paid to lender / broker due to missing information. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/29/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/29/1999. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
580957524	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Federal HELOC Important Terms Missing: Unable to test terms disclosure timing due to missing information. - EV2

*** (OPEN) TIL Rescission Timing: Unable to test rescission due to missing information. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Unable to test RTC expiration date due to missing information. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
458766420	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal HELOC Brochure: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/22/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/22/2002. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
504328188	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal HELOC Brochure: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/15/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/15/2003. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
737035068	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2
*** (OPEN) Federal HELOC Brochure: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Missing: Unable to test terms disclosure timing due to missing information. - EV2

*** (OPEN) Federal HELOC Third Party Fees Underdisclosed: Truth in Lending Act (HELOC): HELOC Fees Under Disclosed. HELOC third party fees to open a plan charged at account opening exceeds amounts disclosed on final HELOC Fee Agreement - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
761885124	2	ARM	Refinance	Primary	xx			2
*** (OPEN) Federal HELOC Lender / Broker Fees Underdisclosed: Truth in Lending Act (HELOC): HELOC Fees Under Disclosed. HELOC fees imposed by creditor to open, use, or maintain plan charged at account opening exceeds amounts disclosed on final HELOC Fee Agreement. - EV2

*** (OPEN) Federal HELOC Terms Change Allowed: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances. - EV2

*** (OPEN) Loan was portrayed as first lien but found to be a second lien - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 09/17/2004, prior to three (3) business days from transaction date of 09/17/2004. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
611015496	1	ARM	Refinance	Primary	xx			3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		Yes						UTD		N/A	N/A
789644016	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Federal HELOC Brochure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Important Terms Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/15/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/15/2005. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
176109528	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3

*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Federal HELOC Billing Rights Disclosure Missing: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Brochure: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Terms Change Allowed: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances. - EV2

*** (OPEN) RESPA Question Affiliated Business Arrangement: Unable to determine if an Affiliated Business Arrangement exists due to missing information. - EV1
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RC	C	C	C	C	Yes	N/A	N/A	N/A
880617612	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3

*** (OPEN) Federal HELOC Brochure: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Timing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RC	C	C	C	C	Yes	N/A	N/A	N/A
631217412	2	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Security Instrument not provided - EV3 *** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Federal HELOC Brochure: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

*** (OPEN) Loan was portrayed as first lien but found to be a second lien - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/29/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/29/1999. - EV2

*** (OPEN) TIL Rescission Timing: Unable to test rescission due to missing information. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Unable to test RTC expiration date due to missing information. - EV2

*** (OPEN) RESPA Question Affiliated Business Arrangement: Unable to determine if an Affiliated Business Arrangement exists due to missing information. - EV1
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
169729439	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3

*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Federal HELOC Brochure: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RC	C	C	C	C	Yes	N/A	N/A	N/A
809456088	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Valuation: - EV3 *** (OPEN) Title: Evidence of title is missing - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Federal HELOC Brochure: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/19/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/19/2003. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
548912947	2	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3

*** (OPEN) Federal HELOC Brochure: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

*** (OPEN) Loan was portrayed as first lien but found to be a second lien - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/23/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/23/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RC	C	C	C	C	Yes	N/A	N/A	N/A
503258616	1	ARM	Refinance	Primary	xx		*** (OPEN) Title: Evidence of title is missing - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2
*** (OPEN) Federal HELOC Brochure: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
979448064	2	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3
*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3

*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Federal HELOC Agreement Timing: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2

*** (OPEN) Federal HELOC Terms Change Allowed: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances. - EV2

*** (OPEN) Loan was portrayed as first lien but found to be a second lien - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RC	C	C	C	C	Yes	N/A	N/A	N/A
275769648	1	ARM	Refinance	Primary	xx		*** (OPEN) Title: Evidence of title is missing - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2
*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Federal HELOC Brochure: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
834116220	1	ARM	Refinance	Primary	xx		*** (OPEN) Title: Evidence of title is missing - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal HELOC Brochure: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
296861208	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Federal HELOC Brochure: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Timing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
382257036	1	Fixed	Refinance	Primary	xx		*** (OPEN) Title: Evidence of title is missing - EV3	3
*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3

*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Federal HELOC Brochure: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Terms Change Allowed: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RC	C	C	C	C	Yes	N/A	N/A	N/A
435016197	1	ARM	Refinance	Primary	xx		*** (OPEN) Title: Evidence of title is missing - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3

*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Federal HELOC Brochure: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/09/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/09/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RC	C	C	C	C	Yes	N/A	N/A	N/A
691983096	2	ARM	Refinance	Primary	xx		*** (OPEN) Missing Valuation: - EV3 *** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3
*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3

*** (OPEN) Federal HELOC Brochure: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Terms Change Allowed: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances. - EV2

*** (OPEN) Loan was portrayed as first lien but found to be a second lien - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/03/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/03/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Unable to determine property type, compliance results were generated using a defaulted value of Single Family Detached.: Valuation Type: Stated / Valuation Report Date: 10/30/2003 - EV2

*** (OPEN) Unable to determine the # of units, compliance results were generated using a defaulted value of 4.: Valuation Type: Stated / Valuation Report Date: 10/30/2003 - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RC	C	C	C	C	Yes	N/A	N/A	N/A
273380604	2	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Federal HELOC Agreement Timing: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2

*** (OPEN) Federal HELOC Brochure: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Timing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application. - EV2

*** (OPEN) Loan was portrayed as first lien but found to be a second lien - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
278346310	1	ARM	Refinance	Primary	xx		*** (OPEN) Title: Evidence of title is missing - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2
*** (OPEN) Federal HELOC Brochure: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
375199176	2	ARM	Refinance	Primary	xx		*** (OPEN) Title: Evidence of title is missing - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Federal HELOC Billing Rights Disclosure Timing: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) Federal HELOC Terms Change Allowed: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances. - EV2

*** (OPEN) Loan was portrayed as first lien but found to be a second lien - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
295231860	2	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Federal HELOC Brochure: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

*** (OPEN) Loan was portrayed as first lien but found to be a second lien - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
350476335	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Valuation: - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Federal HELOC Brochure: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Timing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application. - EV2

*** (OPEN) TIL Rescission Timing: Unable to test rescission due to missing information. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Unable to test RTC expiration date due to missing information. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
867932688	1	ARM	Refinance	Primary	xx		*** (OPEN) Title: Evidence of title is missing - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2
*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Federal HELOC Brochure: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/16/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/16/1997. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
808796352	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3

*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Federal HELOC Brochure: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RC	C	C	C	C	Yes	N/A	N/A	N/A
784925904	2	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3
*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3

*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Federal HELOC Brochure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Important Terms Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Terms Change Allowed: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances. - EV2

*** (OPEN) Loan was portrayed as first lien but found to be a second lien - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/28/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/28/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Rescission Timing: Unable to test rescission due to missing information. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Unable to test RTC expiration date due to missing information. - EV2

*** (OPEN) RESPA Question Affiliated Business Arrangement: Unable to determine if an Affiliated Business Arrangement exists due to missing information. - EV1
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RC	C	C	C	C	Yes	N/A	N/A	N/A
359466156	2	ARM	Refinance	Primary	xx		*** (OPEN) Title: Evidence of title is missing - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Federal HELOC Brochure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Important Terms Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Loan was portrayed as first lien but found to be a second lien - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/18/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/18/1997. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
731837148	2	ARM	Refinance	Primary	xx		*** (OPEN) Title: Evidence of title is missing - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Federal HELOC Brochure: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/15/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/15/2001. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
129548160	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Federal HELOC Brochure: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
844182192	1	ARM	Refinance	Second Home	xx		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2
*** (OPEN) Federal HELOC Brochure: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Lender / Broker Fees Underdisclosed: Unable to test HELOC fees paid to lender / broker due to missing information. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
111515376	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Valuation: - EV3 *** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3

*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Federal HELOC Billing Rights Disclosure Missing: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Brochure: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Interest Rate Match APR: Truth in Lending Act (HELOC): HELOC APR does not match Interest Rate. - EV2

*** (OPEN) Federal HELOC Tax Advisor Statement: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor. - EV2

*** (OPEN) Federal HELOC Terms Change Allowed: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/08/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/08/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RC	C	C	C	C	Yes	N/A	N/A	N/A
101879232	2	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal HELOC Brochure: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2 *** (OPEN) Loan was portrayed as first lien but found to be a second lien - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
864933888	1	ARM	Refinance	Primary	xx		*** (OPEN) Title: Evidence of title is missing - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Federal HELOC Brochure: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Missing: Unable to test terms disclosure timing due to missing information. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
653618448	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Federal HELOC Brochure: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
763534464	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3

*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Federal HELOC Brochure Timing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2

*** (OPEN) Federal HELOC Important Terms Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Tax Advisor Statement: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor. - EV2

*** (OPEN) Federal HELOC Terms Change Allowed: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances. - EV2

*** (OPEN) Unable to determine property type, compliance results were generated using a defaulted value of Single Family Detached.: Valuation Type: Stated / Valuation Report Date: 06/02/2003 - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RC	C	C	C	C	Yes	N/A	N/A	N/A
736755180	2	ARM	Refinance	Primary	xx		*** (OPEN) Title: Evidence of title is missing - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Federal HELOC Brochure: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Timing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
957156984	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Federal HELOC Billing Rights Disclosure Timing: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) Federal HELOC Brochure: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Interest Rate Match APR: Truth in Lending Act (HELOC): HELOC APR does not match Interest Rate. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
741693204	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Federal HELOC Brochure Timing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2

*** (OPEN) Federal HELOC Important Terms Timing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
922360908	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Federal HELOC Billing Rights Disclosure Timing: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) Federal HELOC Brochure Timing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2

*** (OPEN) Federal HELOC Terms Change Allowed: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
684526080	1	ARM	Refinance	Primary	xx		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3
*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3

*** (OPEN) Federal HELOC Brochure: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RC	C	C	C	C	Yes	N/A	N/A	N/A
403958352	1	Fixed						3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		Yes						UTD		N/A	N/A
170151912	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/28/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/28/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
606227412	1	ARM	Refinance	Primary	xx		*** (OPEN) Title: Evidence of title is missing - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	N/A
826789152	1	ARM	UTD	UTD	xx		*** (OPEN) Title: Evidence of title is missing - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3

*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal HELOC Billing Rights Disclosure Missing: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Brochure: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Terms Change Allowed: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/03/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/03/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RC	C	C	C	C	Yes	N/A	N/A	N/A
311875200	2	ARM	Refinance	Primary	xx			2
*** (OPEN) Federal HELOC Agreement Timing: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2

*** (OPEN) Federal HELOC Brochure: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Tax Advisor Statement: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor. - EV2

*** (OPEN) Federal HELOC Terms Change Allowed: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances. - EV2

*** (OPEN) Loan was portrayed as first lien but found to be a second lien - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/13/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/13/2001. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: HELOC Agreement was not provided to the borrower by closing. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
703878336	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2
*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Federal HELOC Brochure: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Terms Change Allowed: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
926569224	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Federal HELOC Brochure: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Tax Advisor Statement: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor. - EV2

*** (OPEN) Federal HELOC Terms Change Allowed: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
398610492	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
106777272	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
493492524	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  5/2/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  5/2/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
726469296	1	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3	3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
											Yes	RD	D	D	D	D	Yes	N/A	N/A	No
192532956	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/27/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/27/2007. - EV2

*** (OPEN) Ohio CSPA Acknowledgment Receipt Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
192632916	1	Fixed	Refinance	Primary	xx			3	*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV3		Yes	RC	C	C	C	C	Yes	No	No	No
284096316	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/20/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/20/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
748970292	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/23/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/23/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $242,766.48 is underdisclosed from calculated Finance Charge of $242,814.26 in the amount of $47.78. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
521021508	1	ARM	Refinance	Investment	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/12/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/12/2007. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
856627212	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
290323824	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Ohio CSPA Acknowledgment Receipt Compliant: Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not signed by borrower(s). - EV2

*** (OPEN) Ohio CSPA Acknowledgment Receipt Timing: Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not received by borrower within five (5) business days of application. - EV2

*** (OPEN) Ohio CSPA Borrower Ability to Repay: Unable to test Ability to Repay due to missing information. - EV2

*** (OPEN) Ohio CSPA TNB Worksheet: Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
318392592	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/14/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/14/2007. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
562015104	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
153258672	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
780267768	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/23/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/13/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
600784129	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/18/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/18/2005. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
535175844	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
691373340	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/02/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/03/2007. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
155347836	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
283446576	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $300,710.91 is underdisclosed from calculated Finance Charge of $300,920.85 in the amount of $209.94. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
632696820	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/16/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/30/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
447370980	1	Fixed	Refinance	Investment	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
989414076	1	ARM	Purchase	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/09/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/03/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
674570064	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Massachusetts Borrower's Interest Tangible Net Benefit Worksheet: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.

TILA - subject to a 1 year SOL for affirmative claims under TILA
											Yes	RB	B	B	B	B	Yes	No	No	No
439853988	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
275009952	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $299,154.13 is underdisclosed from calculated Finance Charge of $299,276.85 in the amount of $122.72. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
339104304	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
306807228	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/22/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/22/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
682566864	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/27/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/18/2006. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
542103072	1	ARM	Purchase	Primary	xx			2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
495321792	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/23/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/23/2006. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
										TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
350819616	1	Fixed	Refinance	Investment	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
316993152	1	ARM	Refinance	Investment	xx			2	*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
776189400	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/21/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/21/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
782077044	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/05/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/05/2007. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
352959409	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
735545664	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) FHA Case Number Assignment Date Without MI Impact: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/11/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/22/2007. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
752139024	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/20/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/27/2007. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
135095940	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/08/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/08/1998. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
404258232	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/26/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/11/2007. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
897571213	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/06/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/06/2007. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
646691220	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/02/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/02/2007. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
896420965	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/05/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/05/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
787914708	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/11/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/11/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
702378936	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $316,627.19 is underdisclosed from calculated Finance Charge of $320,340.34 in the amount of $3,713.15. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
891053436	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/09/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/09/2003. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
127382673	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
247625686	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) FHA Case Number Assignment Date Without MI Impact: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/20/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/04/2008. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
661625244	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/13/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/24/2008. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
293672280	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
322301028	1	Fixed	Refinance	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	No
426847135	1	Fixed	Refinance	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	No
571721220	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
308006748	1	ARM	Refinance	Primary	xx		*** (OPEN) ARM Error: Initial Rate Minimum was not provided - EV3	2
*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RC	C	C	C	C	Yes	No	No	N/A
917922684	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
443862384	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/23/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/23/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
686385336	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/05/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/13/2006. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $215,771.86 is underdisclosed from calculated Finance Charge of $215,923.68 in the amount of $151.82. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 01/09/2007, prior to three (3) business days from transaction date of 01/05/2007. - EV2

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.
											Yes	RB	B	B	B	B	Yes	No	No	No
935815524	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
261885204	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/23/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/14/2001. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
523780404	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	No
984695964	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
616333368	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $297,315.89 is underdisclosed from calculated Finance Charge of $301,956.55 in the amount of $4,640.66. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
347201064	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/30/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/30/2008. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $326,494.45 is underdisclosed from calculated Finance Charge of $326,571.76 in the amount of $77.31. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
698500488	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $414,463.90 is underdisclosed from calculated Finance Charge of $424,188.72 in the amount of $9,724.82. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
478198644	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/25/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/25/2007. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
796931100	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
151622405	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/19/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/19/2007. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
920411688	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/14/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/14/2007. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
566193432	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/26/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/26/2007. - EV2

*** (OPEN) Ohio CSPA Acknowledgment Receipt: Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
771431304	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/12/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/12/2007. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
491343384	1	ARM	Purchase	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/28/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/28/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
647081064	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/20/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/20/2007. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $411,623.57 is underdisclosed from calculated Finance Charge of $412,190.14 in the amount of $566.57. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
853308540	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/14/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/14/2007. - EV2

*** (OPEN) Ohio CSPA Acknowledgment Receipt: Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) Ohio CSPA TNB Worksheet: Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
214943988	1	ARM	Purchase	Second Home	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/28/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/28/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
669702012	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/28/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/29/2006. - EV2

*** (OPEN) Virginia MLBA Broker Notice: Virginia Mortgage Lender and Broker Act:  Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
372540924	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/22/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/22/2007. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
551091365	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/30/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/31/2007. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
550559688	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/18/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/18/2007. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
441413364	1	Fixed	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Initial GFE not provided - EV2
											Yes	RD	D	D	D	D	Yes	No	No	No
257516952	1	Fixed	Refinance	Primary	xx		*** (OPEN) Title: Evidence of title is missing - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Last Date Rate Set Not Provided: Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date. - EV2
											Yes	RD	D	D	D	D	Yes	No	No	No
383886384	1	Fixed	Refinance	Primary	xx		*** (OPEN) Title: Evidence of title is missing - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
436734463	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2
*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/24/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/24/2004. - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
887904696	1	Fixed	Refinance	Primary	xx		*** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	No
614394144	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
221251464	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
818262564	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
865143804	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3
*** (OPEN) Original Lender Missing: Original Lender was not able to be determined.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Michigan CMPA Bill of Rights Timing: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application. - EV2

*** (OPEN) Michigan CMPA Consumer Caution Timing: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies Timing: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application. - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RC	C	C	C	C	Yes	No	No	N/A
447720840	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2 *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
521591280	1	Fixed	Refinance	Primary	xx			3
*** (OPEN) Minnesota Subprime Threshold Test: Minnesota Subprime Loan: APR on subject loan of 5.56031% or Final Disclosure APR of 5.58800% is in excess of allowable threshold of USTreasury 2.3300% + 3%, or 5.33000%.  Compliant Subprime Loan. - EV3

*** (OPEN) Minnesota Ability To Repay Test: Unable to determine if borrower's ability to repay requirements have been met due to missing information. - EV2

Assignee liability is unclear.  Purchasers and assignees of Minnesota mortgage loans would not appear to be liable for violations of the Act. However, effective 8/1/07, although there does not appear to be any explicit assignee liability, because a new private right of action permits a court to award statutory damages equal to the amount of all lender fees included in the amount of the principal of the residential mortgage loan, there is the potential that secondary market participants may be adversely affected.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
581107464	1	Fixed	Refinance	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/12/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/12/1997. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $229,373.71 is underdisclosed from calculated Finance Charge of $229,571.22 in the amount of $197.51. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
606022923	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/19/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/19/2008. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $316,094.67 is underdisclosed from calculated Finance Charge of $319,260.19 in the amount of $3,165.52. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
846018668	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA 2010 Service Provider Timing: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) RESPA HUD Settlement Booklet Status: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) TIL-MDIA 2011 Introductory Escrow Payment: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2

*** (OPEN) TIL-MDIA 2011 Introductory Total Payment: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
612065076	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
647570868	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
333806424	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: Security Instrument not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/24/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/24/2007. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
420821604	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Status: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2	TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
337015140	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
833196588	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Ohio CSPA Acknowledgment Receipt: Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
886125408	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/30/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/30/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
698280576	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) RESPA 2010 - GFE vs HUD Block 8: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA 2010 Service Provider Timing: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $101,381.65 is underdisclosed from calculated Finance Charge of $101,963.65 in the amount of $582.00. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
604847964	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
312804828	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
421781220	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/30/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/08/2008. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
801019464	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Status: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
										TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
246441384	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
308866404	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/09/2009 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/09/2009. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
568662444	1	Fixed	Refinance	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/24/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/21/2009. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
255665564	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/22/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/22/2009. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Sent: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
183396612	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 3.74500% is underdisclosed from calculated APR of 4.53129% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $243,923.62 is underdisclosed from calculated Finance Charge of $314,004.92 in the amount of $70,081.30. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Status: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	No
762584844	1	Fixed	Refinance	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
257966772	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/21/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/21/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
479018316	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
482047104	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA HUD Settlement Booklet Status: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
409286220	1	Fixed	Refinance	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	3
*** (OPEN) Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.64064% or Final Disclosure APR of 5.64300% is in excess of allowable threshold of APOR 3.64% + 1.5%, or 5.14000%.  Compliant Higher Priced Mortgage Loan. - EV3

*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA 2010 GFE Provided Date: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure Timing 2010: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) Safe Act NMLS (1003): Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Sent: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2

*** (OPEN) TIL-MDIA 2011 Introductory Escrow Payment: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2

*** (OPEN) TIL-MDIA 2011 Introductory P & I: Truth in Lending Act (MDIA 2011): Payment amount on the Final TIL does not match the P&I payment for the loan. - EV2

*** (OPEN) TIL-MDIA 2011 Introductory Total Payment: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	No
382247040	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2

*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA 2010 Service Provider: RESPA (2010):  Borrower not provided with list of service providers. - EV2

*** (OPEN) RESPA HUD Settlement Booklet Status: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Initial Escrow Account Disclosure Compliant Test: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2

*** (OPEN) RESPA Servicing Disclosure Timing 2010: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2
											Yes	RC	C	C	C	C	Yes	N/A	N/A	No
222470976	1	Fixed	Refinance	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	No
726139428	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
651519288	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
351359400	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/19/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/19/2004. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
218192688	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/18/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/18/2005. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
910145796	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
375421948	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Flood Hazard Zone Missing: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
802318944	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
150959592	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) FHA Case Number Assignment Date Without MI Impact: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/29/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/29/2008. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
539314188	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/21/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/21/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	No
373910376	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) RESPA 2010 GFE Comparison: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Loan Amount: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Payment: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA HUD Settlement Booklet Status: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure Timing 2010: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $99,954.39 is underdisclosed from calculated Finance Charge of $100,065.26 in the amount of $110.87. - EV2

*** (OPEN) TIL-MDIA 2011 Required Wording  Final TIL: Truth in Lending Act (MDIA 2011): Final TIL does not contain required ‘No guarantee to Refinance’ statement. - EV2

*** (OPEN) TIL-MDIA 2011 Required Wording Early TIL: Truth in Lending Act (Early TIL Disclosure):  Early TIL does not contain required statement (You are not required to complete this agreement…). - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
671469502	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	3
*** (OPEN) Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.59836% or Final Disclosure APR of 6.60380% is in excess of allowable threshold of APOR 4.46% + 1.5%, or 5.96000%.  Compliant Higher Priced Mortgage Loan. - EV3

*** (OPEN) RESPA HUD Settlement Booklet Status: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Initial Escrow Account Disclosure Test: Unable to determine if the initial escrow account statement is compliant based on missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure Timing 2010: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL-MDIA 2011 Introductory Escrow Payment: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2

*** (OPEN) TIL-MDIA 2011 Introductory Total Payment: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
220271856	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	N/A
524350176	1	ARM	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	3
*** (OPEN) HUD Error: Disbursement date is earlier than final TIL signature date. - EV3

*** (OPEN) HUD Error: Disbursement date is earlier than notary/security instrument date. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/15/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/15/2008. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RC	C	C	C	C	Yes	N/A	N/A	No
353478552	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
562604868	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) RESPA 2010 - GFE vs HUD Block A: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA 2010 GFE Provided Date: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA HUD Settlement Book Timing: RESPA Disclosure Rule:  HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Servicing Disclosure Timing 2010: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Sent: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2

*** (OPEN) TIL-MDIA 2009 Three Day Waiting Period Irregular Transaction: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
837456554	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/28/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/28/2008. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
380837604	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/30/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/30/2007. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
697400928	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
231917196	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) RESPA 2010 - GFE vs HUD Block 1: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA 2010 - GFE vs HUD Block A: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA 2010 GFE Comparison: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Interest Rate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Payment: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA 2010 HUD Comparison: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure. - EV2

*** (OPEN) RESPA 2010 HUD to Actual Payment: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2

*** (OPEN) RESPA HUD Settlement Booklet Status: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
911310950	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	3
*** (OPEN) Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.78896% or Final Disclosure APR of 5.80100% is in excess of allowable threshold of APOR 4.24% + 1.5%, or 5.74000%.  Compliant Higher Priced Mortgage Loan. - EV3

*** (OPEN) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) Last Date Rate Set Not Provided: Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date. - EV2

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2

*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA HUD Settlement Booklet Status: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure Timing 2010: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL-MDIA 2009 Three Day Waiting Period Irregular Transaction: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2

TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RC	C	C	C	C	Yes	N/A	N/A	No
449660064	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $246,224.35 is underdisclosed from calculated Finance Charge of $251,113.51 in the amount of $4,889.16. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RC	C	C	C	C	Yes	N/A	N/A	No
359985948	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2		Yes	RC	C	C	C	C	Yes	N/A	N/A	No
237494964	1	Fixed	Refinance	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) RESPA 2010 - GFE vs HUD 10 Percent Fees: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
										RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	No	No	No
858406500	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
288644496	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Initial GFE not provided - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
746811156	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/02/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/02/2008. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
621171432	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) RESPA HUD Settlement Booklet Status: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure Status: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
994861896	1	Fixed	Refinance	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Ohio CSPA Acknowledgment Receipt Compliant: Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not signed by borrower(s). - EV2

*** (OPEN) Ohio CSPA Acknowledgment Receipt Timing: Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not received by borrower within five (5) business days of application. - EV2

*** (OPEN) Ohio CSPA Borrower Ability to Repay: Ohio Consumer Sales Practices Act: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
426365522	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) FHA Case Number Assignment Date Without MI Impact: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/23/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/23/2005. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
625889544	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Status: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	No
509216232	1	Fixed	Refinance	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Status: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
										TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
370081908	1	Fixed	Refinance	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
205080799	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
619851960	1	Fixed	Refinance	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	No
218903619	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/20/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/20/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
461195448	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/17/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/17/2003. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
102429012	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
713924316	1	Fixed	Refinance	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/10/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/10/2007. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $83,143.07 is underdisclosed from calculated Finance Charge of $83,991.28 in the amount of $848.21. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
633436524	1	Fixed	Refinance	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Initial TIL not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/16/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/19/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
248030748	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/11/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/11/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
468642468	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/18/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/13/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
753238584	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
634975908	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/14/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/14/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	No
400219848	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/04/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/04/1998. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
293662488	1	Fixed	Refinance	Investment	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/20/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/20/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
514564092	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/07/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/07/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
738754380	1	ARM	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/15/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/08/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	N/A
507566892	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/18/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/18/2007. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
673130640	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/30/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/19/2007. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
469911960	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
358216656	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/29/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/08/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $222,703.29 is underdisclosed from calculated Finance Charge of $223,101.96 in the amount of $398.67. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
193332636	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
397540920	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
282446976	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) ID RMPA Lock-In/Float Disclosure: Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
731687208	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
602154542	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) RESPA Servicing Disclosure Status: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Washington Itemized Disclosure: Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
331060191	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $267,737.41 is underdisclosed from calculated Finance Charge of $277,261.14 in the amount of $9,523.73. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
771746118	1	Fixed	Refinance	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
879288144	1	Fixed	Refinance	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/28/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/01/2008. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
679328160	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) RESPA 2010 GFE to Actual Loan Amount: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Payment: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA HUD Settlement Booklet Status: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Initial Escrow Account Disclosure Compliant Test: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $242,525.48 is underdisclosed from calculated Finance Charge of $242,878.36 in the amount of $352.88. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
145531764	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Federal HELOC Brochure: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Last Date Rate Set Not Provided: Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
788584440	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/06/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/06/2007. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
687334703	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/23/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/23/2005. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
884526048	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
299330220	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	N/A
182267064	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/11/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/21/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
722041068	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
452864434	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/12/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/18/2007. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
295091916	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/22/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/22/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
717003084	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
198520560	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
641163432	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/08/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/08/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
484596084	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/08/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/21/2007. - EV2

*** (OPEN) Ohio CSPA Acknowledgment Receipt Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Ohio CSPA TNB Worksheet: Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
832656804	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
794961888	1	ARM	Refinance	Primary	xx			3
*** (OPEN) Original Lender Missing: Original Lender was not able to be determined.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/18/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/17/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RC	C	C	C	C	Yes	No	No	N/A
866163396	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) RESPA HUD Settlement Booklet Status: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
182946792	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/26/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/21/2008. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $88,956.51 is underdisclosed from calculated Finance Charge of $89,045.00 in the amount of $88.49. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
801379320	1	ARM	Purchase	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/18/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/18/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
182037156	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
839933892	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/11/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/11/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
754907916	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/23/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/23/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
292253052	1	ARM	Purchase	Primary	xx			3
*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV3

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/20/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/20/2001. - EV2
											Yes	RC	C	C	C	C	No	N/A	N/A	N/A
819312144	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/17/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/17/2006. - EV2

*** (OPEN) Ohio CSPA Acknowledgment Receipt Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Ohio CSPA Tangible Net Benefit Test: Ohio Consumer Sales Practices Act: Unable to determine if mortgage loan refinanced has a tangible net benefit to the borrower due to missing prior loan information. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $139,959.88 is underdisclosed from calculated Finance Charge of $140,005.99 in the amount of $46.11. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
226827546	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) RESPA 2010 - GFE vs HUD 10 Percent Fees: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided. - EV2	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
478518516	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA 2010 GFE Comparison: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Interest Rate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Loan Amount: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Payment: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA 2010 HUD Comparison: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure. - EV2

*** (OPEN) RESPA 2010 HUD to Actual Payment: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2

*** (OPEN) RESPA Initial Escrow Account Disclosure Test: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $182,197.62 is underdisclosed from calculated Finance Charge of $182,662.53 in the amount of $464.91. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
231167496	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/16/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/11/2008. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
940133796	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Ohio CSPA Acknowledgment Receipt: Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) Ohio CSPA Closing Disclosure: Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2

*** (OPEN) RESPA HUD Settlement Book Timing: RESPA Disclosure Rule:  HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL-MDIA 2009 Three Day Waiting Period Irregular Transaction: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2

*** (OPEN) TIL-MDIA 2011 Introductory Escrow Payment: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2

*** (OPEN) TIL-MDIA 2011 Introductory Total Payment: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
471741228	1	Fixed	Refinance	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/11/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/30/2006. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $131,350.38 is underdisclosed from calculated Finance Charge of $131,397.30 in the amount of $46.92. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
883736364	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA 2010 Service Provider: RESPA (2010):  Borrower not provided with list of service providers. - EV2

*** (OPEN) RESPA HUD Settlement Booklet Status: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure Timing 2010: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
496571292	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	N/A
305207868	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
134446554	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $132,300.41 is underdisclosed from calculated Finance Charge of $132,718.18 in the amount of $417.77. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
543022704	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Security Instrument not provided - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) Note Error: Note grace period days less than minimum per state - EV2		Yes	RC	C	C	C	C	Yes	No	No	N/A
517563266	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
675919524	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 12/10/2005, prior to three (3) business days from transaction date of 12/07/2005. - EV2
										TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
949180176	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
209564542	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
259945980	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
824437185	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Value Used For LTV/CLTV Not Provided: Unable to determine LTV or CLTV due to missing information.  State compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/02/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/02/2005. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on xx/xx/xxxx prior to three (3) business days from transaction date of xx/xx/xxxx. - EV2
										TILA ROR - 3yrs for rescindable transactions.	Yes	RC	C	C	C	C	Yes	No	No	N/A
516633264	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/04/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/04/2005. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
897071028	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
632616852	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/09/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/09/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
334556124	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	N/A
658376544	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/08/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/08/2007. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
599977950	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/18/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/18/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
646641240	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/13/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/13/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
918322524	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/26/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/26/2008. - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	No
461295408	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/18/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/18/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: Unable to test Affiliated Business Disclosure due to missing information. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
517992376	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
383666472	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/01/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/01/2007. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
731917116	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/16/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/24/2005. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
587404944	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/10/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/10/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $246,454.99 is underdisclosed from calculated Finance Charge of $246,579.73 in the amount of $124.74. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
667742796	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
223450584	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) RESPA 2010 GFE Status: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA 2010 HUD To Actual Balloon Amount Due: RESPA (2010): Balloon amount due on Final HUD-1 does not match actual balloon amount. - EV2

*** (OPEN) RESPA Servicing Disclosure Status: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Status: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
										TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	No
940233756	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
390113892	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) GFE Error: Interest rate available through date not provided.: GFE Date: 07/16/2012 - EV2

*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA 2010 GFE Provided Date: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2

*** (OPEN) RESPA 2010 Service Provider Timing: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) RESPA HUD Settlement Booklet Status: Unable to determine HUD Settlement Booklet was provided due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure Timing 2010: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $185,582.55 is underdisclosed from calculated Finance Charge of $186,299.58 in the amount of $717.03. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
607896744	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $312,429.05 is underdisclosed from calculated Finance Charge of $312,976.49 in the amount of $547.44. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
792622824	1	Fixed	Refinance	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/20/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/10/2010. - EV2

*** (OPEN) RESPA 2010 GFE Provided Date: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure Timing 2010: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.66610% is underdisclosed from calculated APR of 5.93366% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $295,988.81 is underdisclosed from calculated Finance Charge of $303,842.77 in the amount of $7,853.96. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Sent: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	No
171611328	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	3
*** (OPEN) Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.31573% or Final Disclosure APR of 6.50000% is in excess of allowable threshold of APOR 5.00% + 1.5%, or 6.50000%.  Compliant Higher Priced Mortgage Loan. - EV3

*** (OPEN) Last Date Rate Set Not Provided: Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Status: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
592522896	1	Fixed	Refinance	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/13/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/13/2008. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
275279844	1	Fixed	Refinance	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	No
437414964	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
697171020	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/26/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/26/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
780177804	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
532656852	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Initial TIL not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/18/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/18/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
510365174	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/07/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/04/2003. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
299570124	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2

*** (OPEN) RESPA 2010 GFE to Actual Payment: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA 2010 HUD to Actual Payment: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2

*** (OPEN) RESPA HUD Settlement Booklet Status: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) TIL-MDIA 2011 Introductory Escrow Payment: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2

*** (OPEN) TIL-MDIA 2011 Introductory Total Payment: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RC	C	C	C	C	Yes	N/A	N/A	No
643522488	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/11/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/11/2007. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
549160248	1	Fixed	Refinance	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	No
201399408	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
731517276	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2		Yes	RC	C	C	C	C	Yes	No	No	No
612245004	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	No
225379812	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
504448140	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Error: Final TIL signed by all required parties  is blank. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
804997872	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2

*** (OPEN) RESPA HUD Settlement Booklet Status: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure Timing 2010: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2
											Yes	RC	C	C	C	C	Yes	N/A	N/A	No
267311792	1	ARM	Purchase	Investment	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/17/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/13/2005. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
503248620	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/12/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/12/2007. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
297640896	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										TILA ROR - 3yrs for rescindable transactions.	Yes	RC	C	C	C	C	Yes	No	No	N/A
560115864	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Federal HELOC Brochure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HELOC Important Terms Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/13/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/13/2005. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
235910983	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
375439764	1	Fixed	Refinance	Primary	xx		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on xx/xx/xxxx, prior to three (3) business days from transaction date of xx/xx/xxxx. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV2

*** (CLEARED) Missing Document: Incomplete loan images/file - EV1

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	No
293302632	1	Fixed	Refinance	Primary	xx		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Federal HELOC Brochure: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Timing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application. - EV2

*** (OPEN) TIL Rescission Timing: Unable to test rescission due to missing information. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Unable to test RTC expiration date due to missing information. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
681747192	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.
											Yes	RB	B	B	B	B	Yes	No	No	No
497121072	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/14/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/14/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
609466116	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	N/A
583506504	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
702779924	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Federal HELOC Brochure: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Timing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
325789632	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/20/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/20/2007. - EV2

*** (OPEN) Ohio CSPA Acknowledgment Receipt Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Ohio CSPA Borrower Ability to Repay: Ohio Consumer Sales Practices Act: Ability to repay requirements not met due to reduced doc loan type. - EV2

*** (OPEN) Ohio CSPA Closing Disclosure Timing: Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure at the time of closing. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $183,811.87 is underdisclosed from calculated Finance Charge of $183,864.44 in the amount of $52.57. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
171550874	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/11/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/11/2007. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
761325348	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/17/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/17/2009. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
771011472	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) FHA Case Number Assignment Date Without MI Impact: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
785455692	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
393762432	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Status: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	No
801909108	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/20/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/20/2007. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
736355340	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
726639228	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
661635240	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/11/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/11/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
511835184	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/18/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/18/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
254927988	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
736815156	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
367812816	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
811795152	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
274570128	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/30/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/30/2007. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
803368524	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
290993556	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
852198984	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
865883508	1	Fixed	Refinance	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/27/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/30/2009. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Status: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
										TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
985225752	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $136,373.70 is underdisclosed from calculated Finance Charge of $136,746.99 in the amount of $373.29. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
465753624	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	N/A
260826753	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
390403776	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA HUD Settlement Booklet Status: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
362924772	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/16/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/22/2008. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
942093012	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/27/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/27/2002. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
946821120	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/14/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/14/2003. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
649220208	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	3	*** (OPEN) HUD Error: Disbursement date is earlier than notary/security instrument date. - EV3		Yes	RC	C	C	C	C	No	N/A	N/A	N/A
504558096	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/17/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/28/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
441833196	1	ARM	Purchase	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $912,265.34 is underdisclosed from calculated Finance Charge of $912,459.85 in the amount of $194.51. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
287085120	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Ohio CSPA Acknowledgment Receipt: Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) Ohio CSPA Closing Disclosure: Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
971511240	1	Fixed	Refinance	Investment	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/08/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/23/2007. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
601969116	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
738474492	1	Fixed	Refinance	Investment	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
930797532	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/27/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/31/2007. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
616373352	1	Fixed	Construction-Permanent	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/25/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/22/2005. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
625919532	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/11/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/08/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $234,290.40 is underdisclosed from calculated Finance Charge of $235,201.85 in the amount of $911.45. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
471011520	1	Fixed	Construction-Permanent	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
691493292	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
740793592	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Ohio CSPA Acknowledgment Receipt: Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) Ohio CSPA Closing Disclosure: Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
885337926	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/27/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/27/2007. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
698506171	1	Fixed	Refinance	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/01/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/01/2008. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
458506524	1	Fixed	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2	*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on 10/31/2005, prior to three (3) business days from transaction date of 10/31/2005. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
137934804	1	Fixed	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	No
101939208	1	Fixed	Refinance	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $121,473.58 is underdisclosed from calculated Finance Charge of $121,513.96 in the amount of $40.38. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
135225888	1	Fixed	Refinance	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/26/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/26/2007. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
836985072	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
901059432	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	No
134136324	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/17/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/17/2007. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
365803620	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/27/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/17/2008. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
224000364	1	Fixed	Refinance	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/15/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/14/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
184011498	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
298430580	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/12/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/12/2007. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
936395292	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/02/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/02/2008. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
347990748	1	Fixed	Refinance	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
191543352	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/26/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/02/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
932706768	1	Fixed	Refinance	Primary	xx		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	N/A
196801248	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
230567736	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/21/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/21/2005. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
540293796	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
716483292	1	Fixed	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) Federal HELOC Brochure: Unable to test HELOC Brochure due to missing information. - EV2

*** (OPEN) Federal HELOC Important Terms Missing: Unable to test terms disclosure timing due to missing information. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
421291416	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal HELOC Billing Rights Disclosure Missing: Unable to test billing rights due to missing information. - EV2

*** (OPEN) Federal HELOC Brochure: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Tax Advisor Statement: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor. - EV2

*** (OPEN) Federal HELOC Terms Change Allowed: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances. - EV2

*** (OPEN) Georgia HL Arbitration Clause: Georgia Home Loan: Mortgage loan contains an unfair or oppressive arbitration clause. - EV2

*** (OPEN) Georgia HL Late Charge 2003: Georgia Home Loan:  Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period of less than ten (10) days. - EV2

*** (OPEN) Note Error: Note grace period days less than minimum per state - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RC	C	C	C	C	Yes	N/A	N/A	No
821211384	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal HELOC Brochure: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Timing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
350209860	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
371791224	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/24/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/24/2007. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
322620900	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Georgia HL Arbitration Clause: Georgia Home Loan: Mortgage loan contains an unfair or oppressive arbitration clause. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
588934332	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV2

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
351259440	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
377968752	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $150,442.09 is underdisclosed from calculated Finance Charge of $150,477.47 in the amount of $35.38. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	No
275699676	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/12/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/12/2005. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
526469328	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/31/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/31/2007. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
891693180	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
635955516	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/13/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/13/2004. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
287105112	1	Fixed	Construction-Permanent	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/31/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/31/2006. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
385585704	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/02/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/02/1997. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
653488500	1	Fixed	Refinance	Primary	xx		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $166,674.08 is underdisclosed from calculated Finance Charge of $166,983.80 in the amount of $309.72. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
385224829	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/12/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/13/2005. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
574510104	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/23/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/23/2005. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
639604056	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
884477880	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
313464564	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
313526939	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/08/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/03/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
383736444	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/03/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/03/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
912164988	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
672600852	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
743107134	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
484196244	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
206677296	1	Fixed	Refinance	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/07/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/07/2005. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
474800004	1	Fixed	Refinance	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
375617330	1	Fixed	Refinance	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	3
*** (OPEN) Cook County SB 1167: IL Cook County (SB 1167) - Certificate of Compliance or Exemption not attached to mortgage for recording. - EV3

*** (OPEN) TIL Error: Final TIL payment stream is blank. - EV2

Although assignees do not appear to be exposed to liability arising from a violation of SB 1167, there is some ambiguity related to the possibility of a courts determination and the potential reputational risk associated with predatory lending.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RC	C	C	C	C	Yes	No	No	No
768832344	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
484106280	1	Fixed	Refinance	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
116813256	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
248370612	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/11/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/11/2003. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
976739148	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
709955904	1	Fixed	Refinance	Primary	xx		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	N/A
154188300	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
666343356	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/18/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/18/2003. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
685095852	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/21/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/21/2005. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
147331044	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/26/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/26/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
671261388	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/14/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/14/2008. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $229,599.67 is underdisclosed from calculated Finance Charge of $229,811.21 in the amount of $211.54. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
597330972	1	Fixed	Refinance	Primary	xx		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3
*** (OPEN) Document Error: Disbursement date is blank. - EV3

*** (OPEN) TIL Rescission Timing: Unable to test rescission due to missing information. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Unable to test RTC expiration date due to missing information. - EV2
										TILA ROR - 3yrs for rescindable transactions.	Yes	RC	C	C	C	C	Yes	No	No	N/A
332127096	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/07/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/07/2000. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
278712423	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/18/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/18/1998. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $165,080.09 is underdisclosed from calculated Finance Charge of $165,933.67 in the amount of $853.58. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
325259844	1	Fixed	Refinance	Primary	xx		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL APR Tolerance: Truth In Lending Act:  Final TIL APR of 8.96470% is underdisclosed from calculated APR of 9.10020% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $106,777.37 is underdisclosed from calculated Finance Charge of $108,997.17 in the amount of $2,219.80. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
495131868	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
861895104	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Security Instrument not provided - EV3	2
*** (OPEN) County Name Missing: County from the Security Instrument was not provided. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on xx/xx/xxxx, prior to three (3) business days from transaction date of xx/xx/xxxx. - EV2
										TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
822200988	1	Fixed	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/15/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/15/2005. - EV2
											Yes	RD	D	D	D	D	Yes	No	No	No
555127860	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/18/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/18/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV2

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	No
723885745	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FHA Case Number Assignment Date Without MI Impact: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
285875604	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
997091004	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
630317772	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
180337836	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
278988360	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Ohio CSPA Acknowledgment Receipt: Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) Ohio CSPA Closing Disclosure: Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
903858312	1	Fixed	Refinance	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	N/A
204165973	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
760015872	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/04/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/04/2008. - EV2

*** (OPEN) Washington Itemized Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
707276976	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/12/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/12/2009. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
554058288	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) FHA Case Number Assignment Date Without MI Impact: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/10/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/11/2007. - EV2

*** (OPEN) Ohio CSPA Acknowledgment Receipt Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Ohio CSPA TNB Worksheet: Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $293,446.71 is underdisclosed from calculated Finance Charge of $293,496.29 in the amount of $49.58. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
592479481	1	Fixed	Refinance	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Ohio CSPA Acknowledgment Receipt: Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) Ohio CSPA Borrower Ability to Repay: Ohio Consumer Sales Practices Act: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment. - EV2

*** (OPEN) Ohio CSPA Closing Disclosure: Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2

*** (OPEN) Ohio CSPA TNB Worksheet: Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $117,775.83 is underdisclosed from calculated Finance Charge of $119,334.71 in the amount of $1,558.88. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	No
163524564	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) South Carolina CHL Complaint Agency Disclosure Timing Test: South Carolina Home Loan: Borrower not provided with a document, at time of application, specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.
											Yes	RB	B	B	B	B	Yes	No	No	No
708396528	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	3	*** (OPEN) HUD Error: Disbursement date is earlier than notary/security instrument date. - EV3 *** (OPEN) Initial GFE not provided - EV2 *** (OPEN) Initial TIL not provided - EV2		Yes	RC	C	C	C	C	No	N/A	N/A	N/A
519692040	1	Fixed	Refinance	Primary	xx			3
*** (OPEN) Document Error: Disbursement date is blank. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										TILA ROR - 3yrs for rescindable transactions.	Yes	RC	C	C	C	C	Yes	No	No	N/A
750232186	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	N/A
728638428	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
390483744	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
139843297	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Federal HELOC Brochure: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/25/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/25/2004. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
894208634	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Federal HELOC Billing Rights Disclosure Timing: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) Federal HELOC Important Terms Timing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application. - EV2

*** (OPEN) Federal HELOC Tax Advisor Statement: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor. - EV2

*** (OPEN) Federal HELOC Terms Change Allowed: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances. - EV2

*** (OPEN) Last Date Rate Set Not Provided: Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
924080220	1	Fixed	Refinance	Primary	xx		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
204268260	1	Fixed	Refinance	Primary	xx			3
*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3

*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Federal HELOC Billing Rights Disclosure Missing: Unable to test billing rights due to missing information. - EV2

*** (OPEN) Federal HELOC Brochure: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Interest Rate Match APR: Truth in Lending Act (HELOC): HELOC APR does not match Interest Rate. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: Unable to test Affiliated Business Disclosure due to missing information. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RC	C	C	C	C	Yes	N/A	N/A	N/A
242512956	1	Fixed	Refinance	Primary	xx		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $139,871.86 is underdisclosed from calculated Finance Charge of $139,985.58 in the amount of $113.72. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
698362830	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
548580480	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
307646892	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
										TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
579827976	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
323270640	1	Fixed	Refinance	Primary	xx		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2
*** (OPEN) Federal HELOC Brochure Timing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2

*** (OPEN) Federal HELOC Important Terms Timing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application. - EV2

*** (OPEN) TIL Rescission Timing: Unable to test rescission due to missing information. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Unable to test RTC expiration date due to missing information. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
448950403	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
500149860	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Federal HELOC Important Terms Timing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
609026292	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Initial TIL not provided - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $63,300.80 is underdisclosed from calculated Finance Charge of $63,356.28 in the amount of $55.48. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
271471420	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/16/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/16/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
868972272	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
278138700	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
658846356	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	N/A
522840780	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Last Date Rate Set Not Provided: Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
146961192	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/18/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/18/2007. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
326689272	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Washington Itemized Disclosure: Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
502049100	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Federal HELOC Brochure: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
906067428	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Ohio CSPA Acknowledgment Receipt: Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) Ohio CSPA Borrower Ability to Repay: Unable to test Ability to Repay due to missing information. - EV2

*** (OPEN) Ohio CSPA TNB Worksheet: Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
993852300	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
804957888	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Federal HELOC Brochure: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
595171836	1	Fixed	Refinance	Second Home	xx			2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Note Error: Note grace period days less than minimum per state - EV2
											Yes	RC	C	C	C	C	No	N/A	N/A	N/A
110125932	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $158,560.75 is underdisclosed from calculated Finance Charge of $158,652.25 in the amount of $91.50. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
265630959	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Federal HELOC Brochure: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Timing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
666783180	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
378430030	1	Fixed	Purchase	Primary	xx		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $141,431.27 is underdisclosed from calculated Finance Charge of $141,874.08 in the amount of $442.81. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
555667644	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

TILA - subject to a 1 year SOL for affirmative claims under TILA
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
544312188	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/18/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/03/2008. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $149,109.50 is underdisclosed from calculated Finance Charge of $149,234.29 in the amount of $124.79. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
457576896	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
282317028	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/26/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/26/2005. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
738286494	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Federal HELOC Billing Rights Disclosure Timing: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
121781268	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
822220980	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
307147092	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2
*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Initial GFE not provided - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
146781264	1	Fixed	Refinance	Primary	xx		*** (OPEN) Title: Evidence of title is missing - EV3	2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
580697628	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Federal HELOC Brochure: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Timing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application. - EV2

*** (OPEN) TIL Rescission Timing: Unable to test rescission due to missing information. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Unable to test RTC expiration date due to missing information. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
404967948	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
841241005	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/24/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/24/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
877278948	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
275949576	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	1			Yes	RA	A	A	A	A	Yes	No	No	No
985425672	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/21/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/21/2007. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
816753168	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/09/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/09/2007. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
524470128	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/07/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/07/2007. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $716,924.14 is underdisclosed from calculated Finance Charge of $718,137.23 in the amount of $1,213.09. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	No
722240988	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 09/06/2006, prior to three (3) business days from transaction date of 09/01/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
422001132	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
427229040	1	Fixed	Construction-Permanent	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.46450% is underdisclosed from calculated APR of 7.88661% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $294,308.08 is underdisclosed from calculated Finance Charge of $304,322.40 in the amount of $10,014.32. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
871031448	1	Fixed	Refinance	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/25/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/25/2008. - EV2

*** (OPEN) Ohio CSPA Acknowledgment Receipt: Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $137,665.34 is underdisclosed from calculated Finance Charge of $137,773.43 in the amount of $108.09. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
155847636	1	Fixed	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	No
738044664	1	Fixed	Refinance	Primary	xx		*** (OPEN) Title: Evidence of title is missing - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	No
845661600	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA 2010 HUD to Actual Payment: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2

*** (OPEN) RESPA HUD Settlement Booklet Status: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
822710784	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/20/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/20/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
507976728	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/11/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/08/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
268972368	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
210945588	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/03/2009 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/03/2009. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
333136692	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
610715616	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/25/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/25/2007. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
843902304	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/29/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/29/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
339404184	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/25/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/07/2002. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
704288172	1	Fixed	Refinance	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	N/A
411525324	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $98,442.57 is underdisclosed from calculated Finance Charge of $99,000.26 in the amount of $557.69. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
897880704	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/03/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/03/2007. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
109836048	1	Fixed	Refinance	Investment	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/25/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/25/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
352099104	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
366733840	1	ARM	Refinance	Primary	xx			3
*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/14/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/14/2000. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RC	C	C	C	C	Yes	No	No	No
628068672	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
870999261	1	Fixed	Refinance	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/25/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/25/2008. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV2

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	No
282586920	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
170051952	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
619232208	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Georgia HL Arbitration Clause: Georgia Home Loan: Mortgage loan contains an unfair or oppressive arbitration clause. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/23/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/23/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
889534044	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/28/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/30/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
919821924	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
297830820	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) FHA Case Number Assignment Date Without MI Impact: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Georgia HL Arbitration Clause: Georgia Home Loan: Mortgage loan contains an unfair or oppressive arbitration clause. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/31/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/31/2007. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
819462084	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/01/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/01/2001. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $106,628.94 is underdisclosed from calculated Finance Charge of $107,007.74 in the amount of $378.80. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
880517652	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/19/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/19/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
575582590	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/16/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/16/2007. - EV2

*** (OPEN) South Carolina CHL Complaint Agency Disclosure Compliant: South Carolina Home Loan: Borrower did not acknowledge receipt of document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

*** (OPEN) South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

TILA - subject to a 1 year SOL for affirmative claims under TILA
											Yes	RB	B	B	B	B	Yes	No	No	No
335195868	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/01/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/01/1998. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/01/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/01/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
621491304	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/08/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/05/1997. - EV2

*** (OPEN) TIL APR Tolerance: Truth In Lending Act:  Final TIL APR of 12.22900% is underdisclosed from calculated APR of 12.39046% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $82,743.50 is underdisclosed from calculated Finance Charge of $83,311.48 in the amount of $567.98. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
606637248	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/10/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/10/1999. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/10/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/10/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
593772396	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/28/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/28/2004. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
332037132	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
354300606	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
261835224	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
729518076	1	Fixed	Refinance	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) HUD Error:  Interest rate on page 3 of the  final HUD was not provided. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/02/2010 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/02/2010. - EV2

*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA 2010 GFE Provided Date: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA 2010 HUD to Actual Interest Rate: Unable to determine if the Final HUD-1 reflects the actual interest rate due to missing information. - EV2

*** (OPEN) RESPA 2010 HUD to Actual Payment: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Initial Escrow Account Disclosure Compliant Test: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2

*** (OPEN) RESPA Servicing Disclosure Timing 2010: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Sent: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
488714436	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Title: Evidence of title is missing - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FHA Case Number Assignment Date Without MI Impact: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/26/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/26/2008.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
565323780	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
623610456	1	ARM	Refinance	Primary	xx		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Note Error: Note grace period days less than minimum per state - EV2

*** (OPEN) RESPA 2010 GFE to Actual First Change Date: RESPA (2010): First Change Date on GFE does not match First Change Date on Note. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Payment: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA 2010 HUD to Actual First Change Date: RESPA (2010): First Change Date on Final HUD-1 does not match First Change Date on Note. - EV2

*** (OPEN) RESPA 2010 Service Provider: RESPA (2010):  Borrower not provided with list of service providers. - EV2

*** (OPEN) RESPA Servicing Disclosure Status: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $150,143.72 is underdisclosed from calculated Finance Charge of $150,281.48 in the amount of $137.76. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on xx/xx/xxxx, prior to three (3) business days from transaction date of xx/xx/xxxx. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.
											Yes	RD	D	D	D	D	Yes	No	No	No
145361832	1	Fixed	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	N/A
669092256	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
158359850	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) Minnesota Ability To Repay Test: Unable to determine if borrower's ability to repay requirements have been met due to missing information. - EV2

*** (OPEN) RESPA 2010 - GFE vs HUD 10 Percent Fees: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA 2010 - GFE vs HUD Block 8: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Interest Rate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Payment: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) Safe Act NMLS (LO Company License Issue Date): Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) Safe Act NMLS (Loan Origination Company Status): Unable to test LO company status due to missing information. - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $157,162.44 is underdisclosed from calculated Finance Charge of $157,975.18 in the amount of $812.74. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
697650828	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Last Date Rate Set Not Provided: Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date. - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
221928388	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/07/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/07/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
990353700	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
749480088	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/12/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/12/2008. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
594801984	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/14/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/07/2005. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
725739135	1	Fixed	Refinance	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/23/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/07/2008. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
743792364	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
750149820	1	Fixed	Refinance	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
603748404	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/24/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/18/2008. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
471181452	1	Fixed	Refinance	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/24/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/20/2009. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
132407016	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
620181828	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
419242236	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/30/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/28/2008. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
396471348	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2

*** (OPEN) RESPA 2010 - GFE vs HUD Block 2: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Payment: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA HUD Settlement Booklet Status: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure Timing 2010: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.81500% is underdisclosed from calculated APR of 6.06655% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $246,690.96 is underdisclosed from calculated Finance Charge of $252,659.19 in the amount of $5,968.23. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Status: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RC	C	C	C	C	Yes	N/A	N/A	No
291423384	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2

*** (OPEN) RESPA 2010 - GFE vs HUD 10 Percent Fees: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA 2010 GFE Comparison: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2

*** (OPEN) RESPA HUD Settlement Booklet Status: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure Timing 2010: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Sent: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2

*** (OPEN) TIL-MDIA 2009 Seven Day Waiting Period: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RC	C	C	C	C	Yes	N/A	N/A	No
767242980	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/12/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/15/2010. - EV2

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2

*** (OPEN) RESPA 2010 - GFE vs HUD Block 2: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA 2010 GFE Provided Date: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Interest Rate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Payment: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA Servicing Disclosure Timing 2010: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Sent: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RC	C	C	C	C	Yes	No	No	No
836645208	1	Fixed	Construction-Permanent	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/11/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/10/2008. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
509606076	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
168572544	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2

*** (OPEN) RESPA HUD Settlement Booklet Status: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $69,815.06 is underdisclosed from calculated Finance Charge of $71,523.45 in the amount of $1,708.39. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RC	C	C	C	C	Yes	N/A	N/A	No
770991480	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
702248988	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
835625616	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/03/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/03/1998. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
243302640	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) FHA Case Number Assignment Date Without MI Impact: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Sent: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2
										TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
368562516	1	Fixed	Refinance	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/07/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/07/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $207,673.43 is underdisclosed from calculated Finance Charge of $209,069.07 in the amount of $1,395.64. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
957996648	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/29/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/17/2008. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
175409808	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) SAFE Act NMLS (LO Status): Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities. - EV2

*** (OPEN) Safe Act NMLS (Loan Origination Company Status): Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Sent: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2
										TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
904388100	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/07/2009 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/07/2008.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
734476092	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	No
601439328	1	ARM	Refinance	Investment	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/11/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/19/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
333303432	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA 2010 GFE Provided Date: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Interest Rate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2

*** (OPEN) RESPA Initial Escrow Account Disclosure Test: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA Servicing Disclosure Timing 2010: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) Safe Act NMLS (1003): Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
986505240	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) RESPA 2010 GFE Status: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Servicing Disclosure Status: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Status: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
										TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
351892112	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2

*** (OPEN) RESPA 2010 GFE Status: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA 2010 Service Provider: RESPA (2010):  Borrower not provided with list of service providers. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA HUD Settlement Book Timing: RESPA Disclosure Rule:  HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Servicing Disclosure Status: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $283,078.17 is underdisclosed from calculated Finance Charge of $286,592.74 in the amount of $3,514.57. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Sent: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2

*** (OPEN) TIL-MDIA 2009 Seven Day Waiting Period: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RC	C	C	C	C	Yes	N/A	N/A	No
247780848	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
903298536	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
558926340	1	Fixed	Refinance	Primary	xx		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
435215844	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Michigan CMPA Bill of Rights Timing: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application. - EV2

*** (OPEN) Michigan CMPA Consumer Caution Timing: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
611085468	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/21/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/21/2007. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
374180268	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
228588528	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
523220628	1	Fixed	Refinance	Primary	xx		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	N/A
704118240	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/30/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/30/2005. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
122231088	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	No
663214608	1	Fixed	Refinance	Primary	xx			3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		Yes	RD	D	D	D	D	UTD		N/A	N/A
548267456	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

*** (OPEN) South Carolina CHL Tangible Net Benefit: South Carolina Home Loan: Mortgage loan refinanced within 42 months of previous loan without a tangible net benefit to borrower. - EV2

Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.
											Yes	RB	B	B	B	B	Yes	No	No	No
837046617	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
980147784	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) RESPA 2010 GFE to Actual Loan Amount: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Payment: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $239,905.66 is underdisclosed from calculated Finance Charge of $245,675.00 in the amount of $5,769.34. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
168632520	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
417352992	1	Fixed	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
700219800	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/03/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/03/2007. - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
401609292	1	Fixed	Refinance	Primary	xx		*** (OPEN) Title: Evidence of title is missing - EV3	2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/23/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/23/2007. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
652858752	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
504668052	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV2

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	No
726319356	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
456867180	1	Fixed	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
548110668	1	Fixed	Purchase	Primary	xx		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
848130612	1	Fixed	Purchase	Primary	xx		*** (OPEN) Incomplete Document: 1003 Initial - Lender's is incomplete - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2
											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
626599260	1	Fixed	Refinance	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) Safe Act NMLS (Loan Originator Match): Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
110420046	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/23/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/03/2006. - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
528588480	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/04/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/04/2007. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
527538900	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/26/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/26/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
204278256	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/06/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/06/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
156730145	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: 1003 Initial - Lender's not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/28/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/28/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
266439877	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/25/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/25/2006. - EV2

*** (OPEN) Ohio CSPA Acknowledgment Receipt Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Ohio CSPA Borrower Ability to Repay: Unable to test Ability to Repay due to missing information. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
899986098	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/21/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/21/2007. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
898160592	1	ARM	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/08/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/08/2007. - EV2
											Yes	RD	D	D	D	D	Yes	No	No	No
451979136	1	ARM	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/29/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/29/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
697141032	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/12/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/12/2007. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
628043240	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/09/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/09/2007. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
113094744	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/04/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/04/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
321051528	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/11/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/11/2007. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
366453360	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Massachusetts Borrower's Interest Tangible Net Benefit Worksheet: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV3

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/23/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/23/2006. - EV2

*** (OPEN) Massachusetts Borrower Interest Safe Harbor 2004: Massachusetts Home Loan: Mortgage loan does not qualify under Borrower's Interest Safe Harbor for anti-flipping provisions. - EV1

The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.

TILA - subject to a 1 year SOL for affirmative claims under TILA
											Yes	RC	C	C	C	C	Yes	No	No	No
797051052	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/29/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/13/2007. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
529178244	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/17/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/17/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
220501764	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
775239780	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/15/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/15/2007. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
438944165	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/07/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/28/2008. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
744002280	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/21/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/24/2007. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
667352785	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	No
184926000	1	Fixed	Refinance	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/07/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/07/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
207436992	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) FHA Case Number Assignment Date Without MI Impact: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Initial GFE not provided - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
315143892	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
182377020	1	Fixed	Refinance	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/16/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/16/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $153,980.94 is underdisclosed from calculated Finance Charge of $155,170.06 in the amount of $1,189.12. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
436365384	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
308926380	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/06/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/06/2007. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
183956388	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) FHA Case Number Assignment Date Without MI Impact: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Georgia HL Arbitration Clause: Georgia Home Loan: Mortgage loan contains an unfair or oppressive arbitration clause. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Initial TIL not provided - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
204408204	1	Fixed	Refinance	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) ID RMPA Lock-In/Float Disclosure: Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
660115848	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/06/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/06/2007. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
474999924	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
898930284	1	Fixed	Refinance	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/23/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/23/2008. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $119,539.76 is underdisclosed from calculated Finance Charge of $120,483.20 in the amount of $943.44. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
443172660	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/06/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/06/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
244712076	1	Fixed	Refinance	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/24/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/15/2008. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
252778848	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/07/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/07/2008. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
816313344	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/10/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/10/2008. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	No
521951136	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
162076673	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/19/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/01/2009. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
994522032	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/26/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/26/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
822591088	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
117013176	1	Fixed	Refinance	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/29/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/25/2008. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
910385700	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
249040344	1	Fixed	Purchase	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/28/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/15/2005. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
638894340	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/09/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/30/2009. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $197,910.26 is underdisclosed from calculated Finance Charge of $208,409.07 in the amount of $10,498.81. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Sent: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	No
619662036	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
539074284	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
807896712	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/20/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/20/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
345031932	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
557506908	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.
											Yes	RB	B	B	B	B	Yes	No	No	No
459176256	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
904907892	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/09/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/09/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
796531260	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV3		Yes	RC	C	C	C	C	Yes	No	No	N/A
728728392	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
244502160	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
571841172	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) Georgia HL Arbitration Clause: Georgia Home Loan: Mortgage loan contains an unfair or oppressive arbitration clause. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
574779996	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/23/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/23/2007. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
136025568	1	ARM	Refinance	Primary	xx			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
664724004	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/12/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/12/2005. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
190933596	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
819502068	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
140883624	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Michigan CMPA Counseling Agencies Timing: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
469732032	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/20/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/19/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
210895608	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/20/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/26/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	N/A	N/A	No
428118684	1	ARM	Refinance	Primary	xx			2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
980267736	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/13/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/13/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
195771660	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/18/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/18/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
504168252	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	No
197101128	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/18/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/18/2006. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
633406536	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
364953960	1	ARM	Purchase	Primary	xx			2
*** (OPEN) Minnesota PPP Amount Exceeds Interest: Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance. - EV2

*** (OPEN) Minnesota Prepayment Penalty Application Disclosure: Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure not provided to borrower. - EV2

*** (OPEN) Minnesota Prepayment Penalty Closing Disclosure: Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure not provided to borrower. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
888354516	1	Fixed	Refinance	Primary	xx			3
*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2
											Yes	RC	C	C	C	C	Yes	No	No	No
683666424	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
584925936	1	Fixed	Refinance	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	No
860705580	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/13/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/19/2006. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
417303012	1	Fixed	Refinance	Primary	xx			3	*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV3		Yes	RC	C	C	C	C	Yes	No	No	N/A
840763560	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/02/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/02/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
401479344	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Georgia HL Arbitration Clause: Georgia Home Loan: Mortgage loan contains an unfair or oppressive arbitration clause. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/15/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/15/2007. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
592193028	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
116143524	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/08/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/08/2007. - EV2

*** (OPEN) Ohio CSPA Acknowledgment Receipt Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
270501756	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/15/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/15/2007. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
770636823	1	ARM	Purchase	Primary	xx			3
*** (OPEN) New Jersey Home Loan Late Charge: New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/02/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/05/2006. - EV2

*** (OPEN) Note Error: Note grace period days less than minimum per state - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RC	C	C	C	C	Yes	N/A	N/A	No
553308588	1	ARM	Purchase	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/13/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/12/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
798077038	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/19/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/31/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
548720424	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/06/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/06/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
131448262	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
528828384	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/19/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/19/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
992672772	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/07/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/07/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
658546476	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/13/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/13/2004. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
436825200	1	Fixed	Construction	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
556557288	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
536125464	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/17/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/17/2001. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
630037884	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/28/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/28/2002. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
929508048	1	ARM	Purchase	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/28/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/28/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
667023084	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) Initial GFE not provided - EV2 *** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
165283860	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN_UNABLE_TO_CLEAR) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/10/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/10/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
485353539	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/03/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/29/2002. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
826200177	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
175069944	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN_UNABLE_TO_CLEAR) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/15/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/15/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
213454584	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/03/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/03/2002. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
237594924	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN_UNABLE_TO_CLEAR) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/07/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/07/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
867572832	1	ARM	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/18/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/08/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	N/A
495531708	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) Initial GFE not provided - EV2 *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
179908008	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/26/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/26/2005. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
925819524	1	Fixed	Refinance	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2
*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $209,653.06 is underdisclosed from calculated Finance Charge of $210,418.34 in the amount of $765.28. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on xx/xx/xxxx, prior to three (3) business days from transaction date of xx/xx/xxxx. - EV2

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
750929508	1	Fixed	Refinance	Primary	xx		*** (OPEN) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
789424104	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
835615620	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/29/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/29/2002. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
165563748	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	N/A
185345832	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN_UNABLE_TO_CLEAR) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/09/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/09/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
160085940	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
263666183	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/06/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/25/2003. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
842572836	1	ARM	Refinance	Second Home	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
868282548	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/24/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/07/2003. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
799959888	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Note Error: Note grace period days less than minimum per state - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 3.04400% is underdisclosed from calculated APR of 3.68040% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $188,866.44 is underdisclosed from calculated Finance Charge of $240,905.93 in the amount of $52,039.49. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RC	C	C	C	C	No	N/A	N/A	N/A
879897900	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/18/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/03/2007. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
538294596	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/25/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/24/2007. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
992732748	1	Fixed	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/11/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/04/2003. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $496,462.87 is underdisclosed from calculated Finance Charge of $496,588.33 in the amount of $125.46. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
592402944	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/22/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/29/2003. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $773,228.75 is underdisclosed from calculated Finance Charge of $774,775.77 in the amount of $1,547.02. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
676949112	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2
*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/04/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/02/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $256,177.88 is underdisclosed from calculated Finance Charge of $256,598.33 in the amount of $420.45. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
918702372	1	ARM	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $354,691.20 is underdisclosed from calculated Finance Charge of $363,717.78 in the amount of $9,026.58. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
713079477	1	ARM	Purchase	Primary	xx			3
*** (OPEN_UNABLE_TO_CLEAR) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/16/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/16/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
670021884	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
851799144	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/24/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/14/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $331,707.87 is underdisclosed from calculated Finance Charge of $339,660.13 in the amount of $7,952.26. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
876319332	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
168802452	1	ARM	Purchase	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
879707976	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/12/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/12/2003. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA ROR - 3yrs for rescindable transactions.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
186235476	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/04/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/04/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
555137856	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/02/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/02/2005. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
293087608	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
896151396	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
429708048	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3
											Yes	RD	D	D	D	D	Yes	N/A	N/A	No
276149496	1	ARM	Purchase	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/17/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/01/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
486235428	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/02/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/02/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
608076672	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/05/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/05/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
729368136	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/04/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/04/2005. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
762289264	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/25/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/25/2005. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
560945532	1	ARM	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/19/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/07/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $667,847.38 is underdisclosed from calculated Finance Charge of $692,054.27 in the amount of $24,206.89. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RD	D	D	D	D	Yes	No	No	N/A
506077488	1	ARM	Purchase	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
880447680	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: Unable to test Affiliated Business Disclosure due to missing information. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
240884985	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $349,229.18 is underdisclosed from calculated Finance Charge of $349,353.71 in the amount of $124.53. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
278537127	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/18/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/18/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: Unable to test Affiliated Business Disclosure due to missing information. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $558,454.96 is underdisclosed from calculated Finance Charge of $558,686.89 in the amount of $231.93. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
260035944	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/19/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/19/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
598110660	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/25/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/25/2004. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
742462556	1	ARM	Purchase	Primary	xx			2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
619861264	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/10/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/10/2004. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $527,637.85 is underdisclosed from calculated Finance Charge of $528,793.14 in the amount of $1,155.29. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
528028704	1	ARM	Purchase	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
619282188	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/02/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/02/2004. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
545621664	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
638164632	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Initial GFE not provided - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
913494456	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/08/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/08/2004. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
459516120	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
808636416	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/21/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/21/2004. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on xx/xx/xxxx, prior to three (3) business days from transaction date of xx/xx/xxxx. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
394582104	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN_UNABLE_TO_CLEAR) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Initial TIL not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/07/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/07/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA ROR - 3yrs for rescindable transactions.
											Yes	RD	D	D	D	D	Yes	No	No	No
760235784	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/30/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/30/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $549,766.15 is underdisclosed from calculated Finance Charge of $565,675.85 in the amount of $15,909.70. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
844122216	1	ARM	Purchase	Second Home	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Security Instrument Error: Notary Date was not provided - EV3

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/13/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/09/2004. - EV2
											Yes	RC	C	C	C	C	No	N/A	N/A	N/A
554088276	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Minnesota PPP Amount Exceeds Interest: Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance. - EV2

*** (OPEN) Minnesota Prepayment Penalty Application Disclosure: Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure not provided to borrower. - EV2

*** (OPEN) Minnesota Prepayment Penalty Closing Disclosure Compliant: Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure provided to borrower not in required format. - EV2

*** (OPEN) Minnesota Prepayment Penalty Closing Disclosure Timing: Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure provided to borrower less than three (3) days prior to closing. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/10/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/10/2004. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
201019560	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/15/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/15/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
335875596	1	ARM	Refinance	Investment	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/16/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/16/2004. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
436695252	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
360375792	1	ARM	Purchase	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/16/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/16/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
161085540	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/12/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/25/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
753318552	1	ARM	Purchase	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/24/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/24/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
392882784	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
155087940	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
351120627	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/14/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/14/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
327179076	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/01/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/01/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
660935522	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/18/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/18/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
663374544	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
139114332	1	ARM	Refinance	Primary	xx			3
*** (OPEN) HUD Error: Disbursement date is earlier than final TIL signature date. - EV3

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/08/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/26/2005. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on xx/xx/xxxx, prior to three (3) business days from transaction date of xx/xx/xxxx. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RC	C	C	C	C	Yes	No	No	N/A
271361412	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
110995584	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/20/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/20/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
614783988	1	Fixed	Refinance	Investment	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
666323364	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/30/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/30/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
928848312	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
734785968	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
578038692	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $232,256.96 is underdisclosed from calculated Finance Charge of $232,376.54 in the amount of $119.58. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
315939085	1	ARM	Purchase	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
249360216	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/04/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/04/2005. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
375529728	1	ARM	Refinance	Investment	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
829947888	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/18/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/10/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
805917882	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
698728030	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/25/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/25/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
378566320	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
158756472	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
862434888	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/24/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/18/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
415907107	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/23/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/23/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
380643395	1	ARM	Purchase	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
150009972	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/27/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/27/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
971231352	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/01/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/01/2005. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
214464180	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Minnesota PPP Amount Exceeds Interest: Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance. - EV2

*** (OPEN) Minnesota Prepayment Penalty Application Disclosure: Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure not provided to borrower. - EV2

*** (OPEN) Minnesota Prepayment Penalty Closing Disclosure: Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure not provided to borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/14/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/10/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
241243464	1	ARM	Refinance	Primary	xx			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
202189092	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Minnesota PPP Amount Exceeds Interest: Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance. - EV2

*** (OPEN) Minnesota Prepayment Penalty Application Disclosure: Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure not provided to borrower. - EV2

*** (OPEN) Minnesota Prepayment Penalty Closing Disclosure: Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure not provided to borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
598090668	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	N/A
600619656	1	ARM	Purchase	Primary	xx		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/15/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/06/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
300279840	1	ARM	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
925599612	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
102339048	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/21/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/21/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
150159912	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
859196184	1	ARM	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Minnesota PPP Amount Exceeds Interest: Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance. - EV2

*** (OPEN) Minnesota Prepayment Penalty Application Disclosure: Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure not provided to borrower. - EV2

*** (OPEN) Minnesota Prepayment Penalty Closing Disclosure: Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure not provided to borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/20/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/20/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RD	D	D	D	D	Yes	No	No	N/A
356727252	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/02/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/02/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
379507623	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/12/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/12/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
216693288	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
299371787	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
357047124	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
315975605	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/30/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/13/2005. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	N/A
584256204	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/31/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/12/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	N/A	N/A	N/A
687804768	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/13/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/13/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
776529264	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
405247836	1	ARM	Purchase	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/15/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/15/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
434796012	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
307946772	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
250549740	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/02/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/02/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $912,714.58 is underdisclosed from calculated Finance Charge of $940,879.78 in the amount of $28,165.20. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RD	D	D	D	D	Yes	No	No	N/A
169572144	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
200109924	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
628238604	1	ARM	Refinance	Primary	xx			2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
242852820	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/29/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/29/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
188074740	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/18/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/18/2005. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
236375412	1	ARM	Purchase	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
367792824	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/01/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/01/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
545081880	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/09/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/06/2005. - EV2

*** (CLEARED) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/09/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/06/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
873040644	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
912944676	1	ARM	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial TIL not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/05/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/05/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	N/A
546481320	1	ARM	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
551829180	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/14/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/14/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
272499205	1	Fixed	Purchase	Second Home	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/19/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/19/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
833886312	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
433977445	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/07/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/07/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
770141820	1	Fixed	Purchase	Second Home	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/09/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/09/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
114754080	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
860025852	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/25/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/21/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
677109048	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Michigan CMPA Bill of Rights Timing: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
207806844	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
417592896	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.52700% is underdisclosed from calculated APR of 6.98955% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $658,333.81 is underdisclosed from calculated Finance Charge of $725,878.20 in the amount of $67,544.39. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
680887536	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
242492964	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
471001524	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
810305748	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.64400% is underdisclosed from calculated APR of 6.37898% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $523,545.58 is underdisclosed from calculated Finance Charge of $625,023.92 in the amount of $101,478.34. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
331457364	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/07/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/07/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
127788864	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
711245388	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	3
*** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	N/A
339044328	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/21/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/21/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
687085056	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $859,417.63 is underdisclosed from calculated Finance Charge of $859,733.86 in the amount of $316.23. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
906557232	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/24/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/24/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
278448576	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
585565255	1	ARM	Purchase	Primary	xx		*** (OPEN) Incomplete Document: TIL Final is incomplete - EV3	3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
775859532	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
747310956	1	ARM	Purchase	Primary	xx			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $343,436.98 is underdisclosed from calculated Finance Charge of $348,630.99 in the amount of $5,194.01. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
107656920	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/07/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/07/2005. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
171641316	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
313004748	1	ARM	Purchase	Investment	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/14/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/27/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
878928288	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/16/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/02/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
791631258	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/21/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/01/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $518,335.39 is underdisclosed from calculated Finance Charge of $522,031.24 in the amount of $3,695.85. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	No
584975916	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/26/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/26/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
780017868	1	Fixed	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/13/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/13/2006. - EV2
											Yes	RD	D	D	D	D	Yes	No	No	No
201979176	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	3
*** (OPEN) Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-1: Good Faith Estimate used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Rescission Timing: Unable to test rescission due to missing information. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Unable to test RTC expiration date due to missing information. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	No
114634128	1	ARM	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
656857152	1	ARM	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
813444492	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
494552014	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
535795596	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) TIL APR Tolerance: Truth In Lending Act:  Final TIL APR of 7.08200% is underdisclosed from calculated APR of 7.31140% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $197,626.60 is underdisclosed from calculated Finance Charge of $212,291.23 in the amount of $14,664.63. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	No
384915972	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
329378196	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/06/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/01/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Virginia MLBA Broker Notice: Virginia Mortgage Lender and Broker Act:  Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
891729839	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/22/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/22/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
178658508	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/13/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/13/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
327678876	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Initial GFE not provided - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
119212296	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/30/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/08/2005. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.35900% is underdisclosed from calculated APR of 7.91765% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $2,207,431.88 is underdisclosed from calculated Finance Charge of $2,409,479.73 in the amount of $202,047.85. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
285495756	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/30/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/11/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
728027113	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/20/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/20/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
839444088	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/26/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/26/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $770,653.45 is underdisclosed from calculated Finance Charge of $770,703.91 in the amount of $50.46. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
698450508	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
672340956	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/04/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/04/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
673690416	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/04/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/01/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
866993064	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
585015900	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
463744428	1	ARM	Purchase	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
408736440	1	ARM	Purchase	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/12/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/08/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
713564460	1	ARM	Purchase	Investment	xx			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
447430956	1	ARM	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/15/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/15/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: Unable to test Affiliated Business Disclosure due to missing information. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $651,575.80 is underdisclosed from calculated Finance Charge of $732,891.05 in the amount of $81,315.25. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
826599228	1	ARM	Refinance	Primary	xx			3
*** (OPEN) Original Lender Missing: Original Lender was not able to be determined.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/11/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/11/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RC	C	C	C	C	Yes	No	No	No
875739564	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/20/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/20/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	N/A
450309804	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/08/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/03/2005. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
										TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
944112204	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/07/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/27/2005. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
738254580	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/27/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/27/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	N/A
930017844	1	ARM	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
536945136	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
310065924	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/28/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/22/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
635825568	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
448510524	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
283066728	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $727,588.51 is underdisclosed from calculated Finance Charge of $747,009.22 in the amount of $19,420.71. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
346298161	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
205237835	1	ARM	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/09/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/09/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $602,893.60 is underdisclosed from calculated Finance Charge of $623,430.31 in the amount of $20,536.71. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on xx/xx/xxxx, prior to three (3) business days from transaction date of xx/xx/xxxx. - EV2

*** (CLEARED) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV1

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.
											Yes	RD	D	D	D	D	Yes	No	No	N/A
647870748	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
884895900	1	ARM	Refinance	Investment	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/24/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/23/2005. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
141383424	1	ARM	Purchase	Primary	xx			2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
633074200	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/05/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/19/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $369,671.06 is underdisclosed from calculated Finance Charge of $382,816.32 in the amount of $13,145.26. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	No
853069690	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/28/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/06/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $430,659.19 is underdisclosed from calculated Finance Charge of $445,618.17 in the amount of $14,958.98. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	No
467842788	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $907,328.29 is underdisclosed from calculated Finance Charge of $940,717.36 in the amount of $33,389.07. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
850289748	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/10/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/10/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
929208168	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/09/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/03/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $538,430.58 is underdisclosed from calculated Finance Charge of $538,799.94 in the amount of $369.36. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
845821536	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/22/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/09/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
906329622	1	ARM	Refinance	Primary	xx		*** (OPEN) Title: Evidence of title is missing - EV3	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/21/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/12/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
111845244	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/28/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/28/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
326589312	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $465,856.83 is underdisclosed from calculated Finance Charge of $480,719.59 in the amount of $14,862.76. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
163304652	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
907037040	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/13/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/21/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
268072728	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
330577716	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
776069448	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/10/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/06/2006. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
708886332	1	ARM	Refinance	Investment	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/11/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/30/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
955897488	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/12/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/09/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
220251207	1	ARM	Purchase	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/08/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/08/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
487694844	1	Fixed	Refinance	Investment	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
890173788	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
443492532	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/20/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/20/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
180257868	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Michigan CMPA Bill of Rights Timing: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application. - EV2

*** (OPEN) Michigan CMPA Consumer Caution Timing: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
677468904	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/28/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/28/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: Unable to test Affiliated Business Disclosure due to missing information. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
172590936	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/25/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/25/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
249420192	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
841853124	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/13/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/30/2006. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $529,808.98 is underdisclosed from calculated Finance Charge of $535,409.96 in the amount of $5,600.98. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	No
825589632	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $312,974.02 is underdisclosed from calculated Finance Charge of $313,053.40 in the amount of $79.38. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
805257768	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/15/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/15/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
105081735	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/27/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/27/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
791993076	1	ARM	Refinance	Investment	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-1: Good Faith Estimate used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/26/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/15/2006. - EV2
											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
276769248	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/30/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/30/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
785615628	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/12/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/24/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
892392900	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/22/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/22/2006. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $359,395.44 is underdisclosed from calculated Finance Charge of $359,475.30 in the amount of $79.86. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
394289523	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	N/A
485685648	1	Fixed	Purchase	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3
											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
119612136	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/15/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/02/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
731207400	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
954987852	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/24/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/20/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
871671192	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/23/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/23/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
603312226	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/29/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/29/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
495721632	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/02/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/20/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
741263376	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/08/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/08/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
138384624	1	ARM	Purchase	Second Home	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/22/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/22/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
899370108	1	ARM	Refinance	Primary	xx			2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
782097036	1	ARM	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
877268952	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-1: Good Faith Estimate used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/15/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/15/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
604868891	1	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Final Title Policy is Missing - EV1	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Federal Flood Disclosure Timing: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/26/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/25/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
694801968	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/28/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/28/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
995631588	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
934905888	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	1			Yes	RA	A	A	A	A	Yes	No	No	No
353258640	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
344405512	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/22/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/18/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
288014748	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/14/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/30/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
140543760	1	ARM	Refinance	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
609506100	1	ARM	Refinance	Primary	xx			2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
366273432	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/16/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/16/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
160325844	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $66,203.87 is underdisclosed from calculated Finance Charge of $323,444.08 in the amount of $257,240.21. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
299670084	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
556967124	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
896271348	1	ARM	Refinance	Investment	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
187954788	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
307277040	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Michigan CMPA Bill of Rights Timing: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application. - EV2

*** (OPEN) Michigan CMPA Consumer Caution Timing: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
496271412	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
594412140	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/22/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/03/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
450549708	1	ARM	Construction	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 9.44800% is overdisclosed from calculated APR of 8.45276% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $959,330.43 is underdisclosed from calculated Finance Charge of $960,822.70 in the amount of $1,492.27. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
819622020	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
801849132	1	ARM	Refinance	Primary	xx			2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
685105848	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
318952368	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/17/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/17/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
440323800	1	ARM	Refinance	Primary	xx			2
*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	No
257646900	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/19/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/19/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
828338423	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/14/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/14/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
277149096	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/03/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/03/2005. - EV2

*** (CLEARED) Missing Document: Incomplete loan images/file - EV1
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
802468884	1	ARM	Refinance	Investment	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/23/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/23/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
337404984	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/28/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/01/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
160635720	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/26/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/26/2005. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.73600% is underdisclosed from calculated APR of 7.48329% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $883,412.79 is underdisclosed from calculated Finance Charge of $1,026,658.54 in the amount of $143,245.75. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
391803216	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
669821964	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/07/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/07/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
104879885	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/02/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/02/2006. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA ROR - 3yrs for rescindable transactions.
											Yes	RB	B	B	B	B	Yes	No	No	No
101959200	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/22/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/22/2005. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA ROR - 3yrs for rescindable transactions.
											Yes	RB	B	B	B	B	Yes	No	No	No
736655220	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/21/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/21/2005. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA ROR - 3yrs for rescindable transactions.
											Yes	RB	B	B	B	B	Yes	No	No	No
536885160	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/24/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/24/2005. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA ROR - 3yrs for rescindable transactions.
											Yes	RB	B	B	B	B	Yes	No	No	No
724440108	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/02/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/02/2005. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
402678864	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/26/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/26/2005. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
769502076	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/08/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/08/2006. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
167113128	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/16/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/16/2005. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA ROR - 3yrs for rescindable transactions.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
529987920	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/04/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/04/2005. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA ROR - 3yrs for rescindable transactions.
											Yes	RB	B	B	B	B	Yes	No	No	No
838844328	1	ARM	Refinance	Investment	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/30/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/30/2005. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
164414208	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/27/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/27/2005. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA ROR - 3yrs for rescindable transactions.
											Yes	RB	B	B	B	B	Yes	No	No	No
926069424	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/15/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/15/2005. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
655047876	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
593352564	1	ARM	Refinance	Primary	xx			2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
576559284	1	ARM	Construction-Permanent	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
699967884	1	ARM	Purchase	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/10/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/10/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
609965916	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
861625212	1	ARM	Purchase	Investment	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
122211096	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/12/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/12/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
384497168	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/27/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/27/2005. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA ROR - 3yrs for rescindable transactions.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
633387359	1	ARM	Refinance	Investment	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/08/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/08/2005. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
997800720	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/13/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/21/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
988294524	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
460495728	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
442053108	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
374909976	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/25/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/25/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	No
105297864	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $285,382.14 is underdisclosed from calculated Finance Charge of $286,972.91 in the amount of $1,590.77. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
161985180	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
228778452	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/01/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/01/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
817732776	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
879997860	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/15/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/15/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
763474488	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
490303800	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
523814115	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
582616860	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
287071851	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on xx/xx/xxxx, prior to three (3) business days from transaction date of xx/xx/xxxx. - EV2
										TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
779578044	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/17/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/31/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
145741680	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/20/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/20/2006. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
813934296	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/30/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/30/2006. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) Virginia MLBA Broker Notice: Virginia Mortgage Lender and Broker Act:  Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
210515760	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/29/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/29/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: Unable to test Affiliated Business Disclosure due to missing information. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
754877928	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
894845908	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/12/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/12/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
114024372	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/18/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/18/2006. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV2

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	No
240372814	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
103468596	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/05/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/05/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
961615200	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/20/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/20/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
581667240	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
734955900	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/13/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/26/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
629598060	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
280857612	1	Fixed	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/22/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/22/2006. - EV2
											Yes	RD	D	D	D	D	Yes	No	No	No
357097104	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/28/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/28/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
503088684	1	Fixed	Refinance	Investment	xx			2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Maryland HB1447 Property Insurance: Maryland HB649:  Property insurance exceeds the replacement value of the property. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
241113516	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
128438604	1	Fixed	Refinance	Investment	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/28/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/15/2007. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
651489300	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/19/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/13/2006. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.39400% is underdisclosed from calculated APR of 7.68743% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $263,247.76 is underdisclosed from calculated Finance Charge of $268,253.19 in the amount of $5,005.43. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
395201856	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/29/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/29/2006. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
130896810	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
510715632	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
720071856	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
704008284	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/11/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/11/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
781027464	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
811145412	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
796241376	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/17/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/17/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
176779260	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/30/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/30/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
260515752	1	Fixed	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV2

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	No
521361372	1	Fixed	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/07/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/07/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: Unable to test Affiliated Business Disclosure due to missing information. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
											Yes	RD	D	D	D	D	Yes	No	No	No
784945896	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/03/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/02/2006. - EV2
											Yes	RD	D	D	D	D	Yes	No	No	No
449899968	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/16/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/16/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
316963164	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
967063020	1	ARM	Construction-Permanent	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
495461736	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
224590128	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
641013492	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/28/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/28/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
569772000	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
835725576	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/06/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/24/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
436345392	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/29/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/28/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
844721976	1	ARM	Purchase	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/08/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/14/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: Unable to test Affiliated Business Disclosure due to missing information. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $741,225.45 is underdisclosed from calculated Finance Charge of $744,613.00 in the amount of $3,387.55. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
725399724	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/08/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/31/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
429193083	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/14/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/14/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
360115896	1	ARM	Refinance	Investment	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/13/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/24/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
396901176	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
127558956	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/15/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/15/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
426019524	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/29/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/29/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
608356560	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $260,038.65 is underdisclosed from calculated Finance Charge of $261,517.18 in the amount of $1,478.53. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
767532864	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
504028308	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
870241764	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/30/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/11/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
208293690	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
716833152	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Flood Hazard Zone Missing: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/29/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/29/2006. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
677988696	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
108136728	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
808716384	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/08/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/08/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
265164416	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/13/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/13/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
										TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
421791216	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/19/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/19/2006. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on xx/xx/xxxx, prior to three (3) business days from transaction date of xx/xx/xxxx. - EV2
										TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
658976304	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Virginia Tangible Net Benefit Test: Virginia Mortgage Lender and Broker Act:  Unable to determine if mortgage loan was refinanced within the past twelve (12) months without a tangible net benefit to the borrower due to missing prior loan information. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
925499652	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on xx/xx/xxxx, prior to three (3) business days from transaction date of xx/xx/xxxx. - EV2
										TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
889304136	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
194502168	1	ARM	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/18/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/18/2006. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $397,831.29 is underdisclosed from calculated Finance Charge of $399,047.94 in the amount of $1,216.65. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	Yes	No	No	N/A
722001084	1	ARM	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on xx/xx/xxxx, prior to three (3) business days from transaction date of xx/xx/xxxx. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
599120256	1	ARM	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-1: Good Faith Estimate used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/31/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/19/2006. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $1,827,535.14 is underdisclosed from calculated Finance Charge of $1,833,994.18 in the amount of $6,459.04. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RD	D	D	D	D	Yes	No	No	No
179498172	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-1: Good Faith Estimate used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/06/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/06/2006. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on xx/xx/xxxx, prior to three (3) business days from transaction date of xx/xx/xxxx. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
464294281	1	ARM	Purchase	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
672420924	1	ARM	Refinance	Primary	xx			3
*** (OPEN_UNABLE_TO_CLEAR) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Original Lender Missing: Original Lender was not able to be determined.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/17/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/17/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	No
503988324	1	ARM	Refinance	Primary	xx			3
*** (OPEN_UNABLE_TO_CLEAR) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/11/2006 which is 0 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/11/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	No
982566816	1	ARM	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/26/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/26/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
709376136	1	ARM	Purchase	Investment	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
366523332	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/17/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/03/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
346031532	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/11/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/11/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
625289784	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/30/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/30/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
335855604	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/29/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/29/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
969691968	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/18/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/18/2006. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: Unable to test Affiliated Business Disclosure due to missing information. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
758966292	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/04/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/04/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
393342600	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/05/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/05/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
336255444	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Michigan CMPA Bill of Rights Timing: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application. - EV2

*** (OPEN) Michigan CMPA Consumer Caution Timing: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
770863247	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/13/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/13/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
531387360	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Minnesota PPP Amount Exceeds Interest: Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance. - EV2

*** (OPEN) Minnesota Prepayment Penalty Amount: Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty. - EV2

*** (OPEN) Minnesota Prepayment Penalty Application Disclosure: Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure not provided to borrower. - EV2

*** (OPEN) Minnesota Prepayment Penalty Closing Disclosure Compliant: Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure provided to borrower not in required format. - EV2

*** (OPEN) Minnesota Prepayment Penalty Closing Disclosure Timing: Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure provided to borrower less than three (3) days prior to closing. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/07/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/20/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
786355332	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/26/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/26/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: Unable to test Affiliated Business Disclosure due to missing information. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
603948324	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/23/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/09/2006. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 07/12/2006, prior to three (3) business days from transaction date of 07/11/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
795751572	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
844232172	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/17/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/17/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
675909528	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/29/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/10/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
544002312	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
871041444	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/15/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/15/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
361260405	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/06/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/05/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
260025948	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/21/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/21/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	No
844402104	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/18/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/18/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	No
351059520	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/27/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/26/2006. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on xx/xx/xxxx, prior to three (3) business days from transaction date of xx/xx/xxxx. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
938324520	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Original Lender Missing: Original Lender was not able to be determined.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/12/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/12/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $1,569,971.33 is underdisclosed from calculated Finance Charge of $1,571,653.45 in the amount of $1,682.12. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RD	D	D	D	D	Yes	No	No	N/A
591263400	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
915233760	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/07/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/05/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
581237412	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
969761940	1	ARM	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/22/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/21/2006. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $890,832.84 is underdisclosed from calculated Finance Charge of $910,911.72 in the amount of $20,078.88. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on xx/xx/xxxx, prior to three (3) business days from transaction date of xx/xx/xxxx. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.
											Yes	RD	D	D	D	D	Yes	No	No	N/A
747453014	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/20/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/18/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
584396148	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/04/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/04/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
476039508	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/11/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/11/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
106411063	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/26/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/26/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
248350620	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/10/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/10/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
330877596	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/19/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/19/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
932536836	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
346131492	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/18/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/22/2005. - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
797660808	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
766143420	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/28/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/28/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
984705960	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $582,717.86 is underdisclosed from calculated Finance Charge of $582,822.42 in the amount of $104.56. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
468852384	1	Fixed	Purchase	Second Home	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
802019064	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
436745232	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
747820752	1	Fixed	Refinance	Second Home	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/05/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/31/2007. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
330547728	1	Fixed	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $534,696.40 is underdisclosed from calculated Finance Charge of $534,766.08 in the amount of $69.68. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
565603940	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/22/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/22/2007. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
109076352	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
827288952	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: Unable to test Affiliated Business Disclosure due to missing information. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $433,259.50 is underdisclosed from calculated Finance Charge of $433,294.51 in the amount of $35.01. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
889194180	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
453582965	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/20/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/08/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
465283812	1	Fixed	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	No
132750200	1	Fixed	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/23/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/17/2007. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
275599716	1	Fixed	Refinance	Investment	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
215483772	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/28/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/26/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
859845924	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Final Title Policy is Missing - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
745061856	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
255517752	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/29/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/28/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
104508180	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/05/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/05/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
107576952	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/28/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/28/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
784006272	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
512804796	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
874050240	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/07/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/07/2007. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $201,262.97 is underdisclosed from calculated Finance Charge of $201,422.94 in the amount of $159.97. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
379773625	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/26/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/26/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
763564452	1	Fixed	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3
											Yes	RD	D	D	D	D	Yes	No	No	N/A
757206996	1	ARM	Refinance	Primary	xx			2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
661688280	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
384516132	1	ARM	Purchase	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/18/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/11/2007. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
778050383	1	ARM	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
826557160	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Colorado HLPP Broker Ability to Repay Test: Colorado Home Loan (HB1322):  Ability to repay requirements not met due to reduced doc loan type - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/10/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/10/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
690143832	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
673770384	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/21/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/09/2007. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
139894020	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) ID RMPA Lock-In/Float Disclosure: Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $575,028.92 is underdisclosed from calculated Finance Charge of $575,739.01 in the amount of $710.09. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
221611320	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) ID RMPA Lock-In/Float Disclosure: Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/26/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/26/2007. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
523590480	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/26/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/26/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
822011064	1	Fixed	Construction-Permanent	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2 *** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
182646912	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/25/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/25/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
105927612	1	Fixed	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/09/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/09/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
278068728	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/19/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/08/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
744692004	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/28/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/01/2007. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
106232115	1	Fixed	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	No
418362588	1	ARM	Refinance	Primary	xx			2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
397973961	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/09/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/09/2007. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
430587696	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/14/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/14/2006. - EV2

*** (OPEN) Ohio CSPA Acknowledgment Receipt Compliant: Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not signed by borrower(s). - EV2

*** (OPEN) Ohio CSPA Acknowledgment Receipt Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
298800432	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
730657620	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	N/A
935105808	1	ARM	Purchase	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/03/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/03/2007. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
852159000	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/25/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/25/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
257406996	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/09/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/09/2007. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
780387720	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
488862198	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/10/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/22/2007. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
644702016	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/22/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/18/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
248300640	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
360715656	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
358926372	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2
*** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/22/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/22/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
717482892	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
755239991	1	Fixed	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/19/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/25/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
228118716	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/07/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/07/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
783548469	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
995511636	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
785315748	1	ARM	Purchase	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-1: Good Faith Estimate used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/03/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/03/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
172311048	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/18/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/28/2006. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
139354236	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/16/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/10/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
634136244	1	ARM	Purchase	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-1: Good Faith Estimate used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: Unable to test Affiliated Business Disclosure due to missing information. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
209726076	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/22/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/20/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
371301579	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
600959520	1	Fixed	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/18/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/18/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RD	D	D	D	D	Yes	No	No	No
514257293	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
642752796	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/16/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/16/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
262904796	1	Fixed	Purchase	Investment	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
820141812	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
106807260	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
206397408	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
761965092	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/03/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/03/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed onxx/xx/xxxx, prior to three (3) business days from transaction date of xx/xx/xxxx. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
722360940	1	ARM	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Final Title Policy is Missing - EV1	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of  5/3/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/3/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	N/A
512884764	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
541533300	1	ARM	Refinance	Primary	xx			2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
343532532	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
289514148	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
153148716	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
103828452	1	Fixed	Purchase	Investment	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/20/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/20/2007. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
299989956	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	N/A
733976292	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
199040352	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/09/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/18/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
365263836	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/01/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/01/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: Unable to test Affiliated Business Disclosure due to missing information. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
815773560	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA ROR - 3yrs for rescindable transactions.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
500639664	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
130713297	1	Fixed	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
											Yes	RD	D	D	D	D	Yes	No	No	No
905717568	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
495150029	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
508686444	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	No
706477296	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
215993568	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/25/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/25/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
914054232	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
291863208	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
222894342	1	ARM	Refinance	Primary	xx		*** (OPEN) Title: Evidence of title is missing - EV3	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/13/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/13/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
763264572	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
337035132	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
770951496	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Virginia MLBA Broker Notice: Virginia Mortgage Lender and Broker Act:  Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
187275060	1	ARM	Purchase	Primary	xx			2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
451869180	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
472488456	1	ARM	Refinance	Investment	xx			3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3
											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
572121060	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/17/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/17/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
885425688	1	Fixed	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	No
289744056	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
784735980	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.
											Yes	RB	B	B	B	B	Yes	No	No	No
164966318	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/03/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/03/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
422570904	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/05/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/23/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
250589724	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
227808840	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/13/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/20/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
150359832	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/07/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/07/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
121921212	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
626582770	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/20/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/20/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
671861148	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $990,777.70 is underdisclosed from calculated Finance Charge of $994,371.45 in the amount of $3,593.75. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
678318564	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
719362140	1	ARM	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	No
438404568	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
550849572	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
759636024	1	ARM	Refinance	Investment	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/30/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/30/2007. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
942572820	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/14/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/14/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
256189626	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
606027492	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
931387296	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
859755960	1	ARM	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $1,195,093.61 is underdisclosed from calculated Finance Charge of $1,213,778.26 in the amount of $18,684.65. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
149330244	1	ARM	Refinance	Primary	xx			2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
569335844	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
802228980	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/11/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/17/2007. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
858996264	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/27/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/27/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
757117032	1	ARM	Refinance	Second Home	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/26/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/26/2007. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
798860328	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/06/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/06/2007. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
526919148	1	Fixed	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/28/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/17/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
514803996	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/03/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/03/2007. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
774450096	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/02/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/02/2007. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
978048624	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/15/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/15/2006. - EV2

*** (OPEN) Ohio CSPA Acknowledgment Receipt Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Ohio CSPA Closing Disclosure: Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
537344976	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/16/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/16/2007. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
469062300	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	No
197860824	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/18/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/18/2007. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
152409012	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/24/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/24/2007. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
283866308	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/01/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/01/2007. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
978358500	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/14/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/14/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
968662380	1	Fixed	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/30/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/30/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
889144200	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/07/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/07/2007. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
867003060	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/07/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/07/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
915113808	1	ARM	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/26/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/26/2007. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $1,661,830.18 is underdisclosed from calculated Finance Charge of $1,664,757.94 in the amount of $2,927.76. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RD	D	D	D	D	Yes	No	No	N/A
378328608	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/18/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/18/2007. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
917212968	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/21/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/21/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
851577012	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/08/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/08/2007. - EV2

*** (CLEARED) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV1
											Yes	RB	B	B	B	B	Yes	No	No	No
516193440	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/31/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/28/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: Unable to test Affiliated Business Disclosure due to missing information. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
962364900	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/30/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/30/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $306,969.95 is underdisclosed from calculated Finance Charge of $307,070.28 in the amount of $100.33. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
894572028	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/01/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/01/2007. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
772200996	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Security Instrument Error: Notary Date was not provided - EV3

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/26/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/20/2007. - EV2
											Yes	RC	C	C	C	C	Yes	N/A	N/A	N/A
367802820	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/26/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/29/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
364334208	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/21/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/21/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
732866736	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
456087492	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/09/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/09/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
634985904	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
231347424	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/25/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/25/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
974699964	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
668522484	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
802538856	1	ARM	Purchase	Investment	xx			3
*** (OPEN) Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence.  (Compliance testing performed based on the Occupancy Type of Investment) - EV3
											Yes	RC	C	C	C	C	No	N/A	N/A	N/A
956037432	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/25/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/25/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
851759160	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
323950368	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
564634056	1	Fixed	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RD	D	D	D	D	Yes	No	No	No
571029459	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
559070160	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
834493869	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
517253016	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
173800452	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/27/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/27/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
670521684	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/13/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/13/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
200709684	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
217133112	1	ARM	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
614604060	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
487255020	1	Fixed	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $180,546.56 is underdisclosed from calculated Finance Charge of $180,602.66 in the amount of $56.10. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
214394208	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/02/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/02/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $547,517.29 is underdisclosed from calculated Finance Charge of $548,847.69 in the amount of $1,330.40. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	No
812284956	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
581154629	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
611575272	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
155277864	1	ARM	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	No
337854804	1	ARM	Refinance	Investment	xx		*** (OPEN) Final Title Policy is Missing - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
243062736	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/08/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/17/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (CLEARED) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1
											Yes	RB	B	B	B	B	Yes	No	No	No
495181848	1	ARM	Refinance	Primary	xx			2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
912384900	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Minnesota PPP Amount Exceeds Interest: Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance. - EV2

*** (OPEN) Minnesota Prepayment Penalty Amount: Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty. - EV2

*** (OPEN) Minnesota Prepayment Penalty Application Disclosure: Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure not provided to borrower. - EV2

*** (OPEN) Minnesota Prepayment Penalty Closing Disclosure Compliant: Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure provided to borrower not in required format. - EV2

*** (OPEN) Minnesota Prepayment Penalty Closing Disclosure Timing: Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure provided to borrower less than three (3) days prior to closing. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/12/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/12/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
632454273	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/12/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/12/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RD	D	D	D	D	Yes	No	No	No
479907960	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/13/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/13/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
714913920	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/30/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/30/2007. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
698013151	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/13/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/13/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
196671300	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
820771560	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/16/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/16/2007. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
218902404	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/03/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/03/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
550359768	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/10/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/10/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
559656048	1	ARM	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
473140668	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV2

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	No
946051428	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on xx/xx/xxxx, prior to three (3) business days from transaction date of xx/xx/xxxx. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
386945160	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
656327364	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
971461260	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/17/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/17/2007. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
307786836	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
264554136	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
588887739	1	ARM	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
377488944	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
890603616	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
120721692	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
765283764	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
604648044	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/06/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/04/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
201499368	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
927238956	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
566633256	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
413654472	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
457167060	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
177748872	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Security Instrument Error: Notary Date was not provided - EV3

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/22/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/22/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RC	C	C	C	C	Yes	No	No	No
624320172	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/29/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/29/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
281787240	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
634116252	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/26/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/26/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
577213208	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/01/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/30/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
842402904	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/15/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/15/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
730767576	1	ARM	Refinance	Second Home	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
310515744	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
256457376	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
452568900	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
595801584	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
371721252	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
656407332	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/10/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/10/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
890663592	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
810935496	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/21/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/21/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
289574124	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
796941096	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
436275420	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
840563640	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2
*** (OPEN) Michigan CMPA Bill of Rights Timing: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
682641883	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	No
176549352	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on xx/xx/xxxx, prior to three (3) business days from transaction date of xx/xx/xxxx. - EV2
										TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
454937952	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/18/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/17/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
537624864	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/26/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/21/2008. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
111965196	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
870181788	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/29/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/02/2008. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
706917120	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/05/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/22/2008. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
866059931	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/29/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/28/2008. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
714878087	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Initial TIL not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/15/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/15/2006. - EV2

*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

*** (OPEN) South Carolina CPC Co-Signer Disclosure: South Carolina Consumer Protection Code: Cosigner (who is not spouse of borrower) was not provided with required Cosigner Disclosure. - EV2

*** (OPEN) South Carolina CPC Representation Preference Disclosure: South Carolina Consumer Protection Code: Attorney/Insurer Preference Disclosure not provided to borrower. - EV2

Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
746040603	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/25/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/25/2007. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
839723976	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/27/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/27/2008. - EV2

*** (OPEN) Rhode Island Application Disclosure: Rhode Island Home Loan: Prohibited Acts and Practices Regarding High-Cost Home Loans disclosure not provided. - EV2

*** (OPEN) Rhode Island Home Loan Disclosure: Rhode Island Home Loan: Prohibited Acts and Practices Regarding Home Loans disclosure not provided. - EV2

"Assignee Liability:  A borrower may bring a claim against an assignee or subsequent holder of a high cost home loan under two separate provisions of the Act. The rights conferred on borrowers by these two provisions are independent of each other and do not limit each other.
(1) Any person who purchases or is otherwise assigned a high cost home loan will be subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original creditor. Significantly, this liability does not appear to be independently capped or subject to any limitations periods. Further, class actions appear to be permitted.
(2) A borrower may also assert against any subsequent holder or assignee of a high cost home loan any claims that the borrower could assert against the original creditor. Any such claims must be brought only in an individual capacity and are limited to amounts required to reduce or extinguish the borrower’s liability under the high cost home loan plus costs, including reasonable attorneys’ fees.
Effective June 20, 2007, HB 5485 and SB 371 revise the liability provisions to create one single cause of action against assignees. As revised, any person who purchases or is otherwise assigned a high cost home loan will continue to be subject to all affirmative claims and any defenses that the borrower could assert against the original creditor.  Any such claims must be brought only in an individual capacity and are limited to amounts required to reduce or extinguish the borrower’s liability under the high cost home loan plus costs, including reasonable attorneys’ fees.   Any such claim may be asserted by a borrower acting only in an individual capacity and must be asserted as follows: (a) Within five years of the closing of a high cost home loan, if the claim is an original action relating to a violation of the Act; and (b) With respect to any defense, claim, counterclaim, or action to enjoin foreclosure or preserve or obtain possession of the home that secures the loan, at any time during the term of the high cost home loan, after an action to collect on the high cost home loan or foreclose on the collateral securing the high cost home loan has been initiated or the debt arising from the high cost home loan has been accelerated or the high cost home loan has become sixty days in default."
											Yes	RC	C	C	C	C	Yes	No	No	No
233996364	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/21/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/21/2007. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
378312506	1	Fixed	Refinance	Primary	xx			3
*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
											Yes	RC	C	C	C	C	Yes	No	No	No
975819516	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/10/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/10/2008. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
551379360	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
837244968	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/04/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/04/2007. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $187,845.53 is underdisclosed from calculated Finance Charge of $188,294.25 in the amount of $448.72. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
246409570	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
853878312	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/10/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/10/2008. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
265223868	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
462334992	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Final Title Policy is Missing - EV2	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
417672864	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
354905925	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
300909588	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
167263068	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Missing Affiliated Business Arrangement Disclosure and fee(s) were paid to affiliate. - EV2	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
657057072	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/16/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/15/2008. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
176089536	1	ARM	Purchase	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
543092676	1	Fixed	Refinance	Second Home	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/04/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/05/2008. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
560982807	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
112504980	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/19/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/19/2008. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
755037864	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
444022320	1	ARM	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
164464188	1	Fixed	Refinance	Primary	xx			3
*** (OPEN) Minnesota Subprime Threshold Test: Minnesota Subprime Loan: APR on subject loan of 8.14582% or Final Disclosure APR of 8.19900% is in excess of allowable threshold of USTreasury 4.3500% + 3%, or 7.35000%.  Compliant Subprime Loan. - EV3

*** (OPEN) Minnesota Tangible Net Benefit Test: Minnesota Residential Mortgage Originator and Servicer Licensing Act: Unable to determine if mortgage loan provides a tangible net benefit to the borrower due to missing prior loan information. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

Assignee liability is unclear.  Purchasers and assignees of Minnesota mortgage loans would not appear to be liable for violations of the Act. However, effective 8/1/07, although there does not appear to be any explicit assignee liability, because a new private right of action permits a court to award statutory damages equal to the amount of all lender fees included in the amount of the principal of the residential mortgage loan, there is the potential that secondary market participants may be adversely affected.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
898239529	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/19/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/19/2008. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
414474144	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
112395024	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/25/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/21/2008. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
120591744	1	Fixed	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
330907584	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Minnesota Ability To Repay Test: Minnesota Residential Mortgage Originator and Servicer Licensing Act: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and max balance, if applicable. - EV2

*** (OPEN) Minnesota PPP Amount Exceeds Interest: Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance. - EV2

*** (OPEN) Minnesota Prepayment Penalty Amount: Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty. - EV2

*** (OPEN) Minnesota Prepayment Penalty Application Disclosure: Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure not provided to borrower. - EV2

*** (OPEN) Minnesota Prepayment Penalty Closing Disclosure: Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure not provided to borrower. - EV2

*** (OPEN) Minnesota Prepayment Penalty Term: Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty term greater than 42 months. - EV2

*** (OPEN) Minnesota Special Mortgage Refi: Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor. - EV2

*** (OPEN) Minnesota Tangible Net Benefit Test: Minnesota Residential Mortgage Originator and Servicer Licensing Act: Unable to determine if mortgage loan provides a tangible net benefit to the borrower due to missing prior loan information. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/16/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/16/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
514694040	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
529498116	1	ARM	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	N/A
476099484	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/09/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/09/2008. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
413804412	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
598990308	1	ARM	Purchase	Second Home	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
754028268	1	Fixed	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/22/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/22/2008. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
568902348	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/05/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/05/2008. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
846681192	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/15/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/15/2009. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
728218596	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/04/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/16/2008. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
156797256	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/21/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/21/2008. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
562454928	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
754887924	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Cook County SB 1167: IL Cook County (SB 1167) - Certificate of Compliance or Exemption not attached to mortgage for recording. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/27/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/27/2009. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

Although assignees do not appear to be exposed to liability arising from a violation of SB 1167, there is some ambiguity related to the possibility of a courts determination and the potential reputational risk associated with predatory lending.

TILA - subject to a 1 year SOL for affirmative claims under TILA
											Yes	RC	C	C	C	C	Yes	No	No	No
213094728	1	Fixed	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
500549700	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
223520556	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
655647636	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
363364596	1	Fixed	Refinance	Investment	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
651659232	1	Fixed	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL signed by all required parties  is blank. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	Yes	No	No	N/A
418892376	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Maryland SB270 Ability to Repay Test: Unable to determine if borrower's ability to repay requirements have been met due to missing information. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
271211472	1	ARM	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
927728760	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
719142228	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
429278220	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
512304996	1	Fixed	Refinance	Primary	xx		*** (OPEN) Title: Evidence of title is missing - EV3	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
611295384	1	Fixed	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
776579244	1	Fixed	Purchase	Primary	xx		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
368132688	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/26/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/21/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
130627728	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
506187444	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
729508080	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
718212600	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Valuation: - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN_UNABLE_TO_CLEAR) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/28/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/30/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
634126889	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $296,453.68 is underdisclosed from calculated Finance Charge of $296,794.29 in the amount of $340.61. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
185355828	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
333726456	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/04/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/04/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
578948328	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) Initial GFE not provided - EV2 *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
116693304	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
915423684	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
669182220	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
972850704	1	Fixed	Purchase	Primary	xx		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/02/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/20/2006. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
552498912	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $307,396.76 is underdisclosed from calculated Finance Charge of $308,021.85 in the amount of $625.09. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
232856820	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
456647268	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
388764432	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/24/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/24/2004. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
193442592	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
890193780	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
278218668	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
740733588	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/17/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/17/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
924620004	1	Fixed	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
455817600	1	Fixed	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
992362896	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/23/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/22/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Virginia MLBA Broker Notice: Virginia Mortgage Lender and Broker Act:  Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
920571624	1	Fixed	Purchase	Primary	xx			3
*** (OPEN_UNABLE_TO_CLEAR) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/10/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/10/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	Yes	N/A	N/A	No
150919608	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/19/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/18/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	Yes	N/A	N/A	No
459666060	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
322021140	1	Fixed	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
											Yes	RD	D	D	D	D	Yes	No	No	No
355534069	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on xx/xx/xxxx, prior to three (3) business days from transaction date of xx/xx/xxxx. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
423910368	1	Fixed	Refinance	Primary	xx		*** (OPEN) Title: Evidence of title is missing - EV3	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
119562156	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/11/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/11/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	Yes	No	No	No
453268620	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2 *** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
227020189	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
126839244	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/13/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/13/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $822,638.58 is underdisclosed from calculated Finance Charge of $822,770.47 in the amount of $131.89. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
559686036	1	Fixed	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
726044330	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
621901140	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/17/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/17/2007. - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $810,413.77 is underdisclosed from calculated Finance Charge of $811,114.98 in the amount of $701.21. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
586225416	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
125519772	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
416433360	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
748790364	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $349,382.49 is underdisclosed from calculated Finance Charge of $349,597.12 in the amount of $214.63. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
767562852	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
553208628	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
890073828	1	Fixed	Purchase	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-1: Good Faith Estimate used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	Yes	N/A	N/A	No
753919793	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
961595208	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/05/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/05/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
397291020	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
877508856	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
244152300	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
809076240	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
761145420	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/23/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/19/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
983536428	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
124440204	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
188394612	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
296241456	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
723020676	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/11/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/04/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	Yes	N/A	N/A	No
305297832	1	Fixed	Purchase	Primary	xx		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
388204656	1	Fixed	Purchase	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial TIL not provided - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
143642520	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
452099088	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
720381732	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
313144692	1	Fixed	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	No
646661232	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial TIL not provided - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
151169508	1	Fixed	Purchase	Second Home	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
546351372	1	Fixed	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial TIL not provided - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
956667180	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
897250956	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/05/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/05/2006. - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
437554908	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/19/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/08/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
663944316	1	Fixed	Purchase	Primary	xx		*** (OPEN) Title: Evidence of title is missing - EV3	2
*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
927658788	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Security Instrument not provided - EV3	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $601,407.56 is underdisclosed from calculated Finance Charge of $601,586.47 in the amount of $178.91. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
920731560	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Security Instrument not provided - EV3	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/16/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/16/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
499490124	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
316983156	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2
*** (OPEN) Federal FACTA Disclosure Status: Unable to determine FACTA Credit Score Disclosure was provided due to missing information. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
325129896	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
133696500	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
759486084	1	Fixed	Refinance	Primary	xx		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/08/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/02/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
441743232	1	Fixed	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/15/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/15/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
885115812	1	Fixed	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
551459328	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
932666784	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
973370496	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/06/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/06/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
425669664	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/06/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/06/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
733036668	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/10/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/12/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
313264644	1	Fixed	Purchase	Second Home	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/01/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/01/2003. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
829448088	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/25/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/25/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
150809652	1	Fixed	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
197121120	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
692153028	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN_UNABLE_TO_CLEAR) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/11/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/11/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
993832308	1	Fixed	Purchase	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
733926312	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
692163024	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
574290192	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
280277844	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
832986672	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/12/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/12/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
833371792	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Security Instrument not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/02/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/02/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	Yes	N/A	N/A	No
148090740	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
566603268	1	Fixed	Purchase	Primary	xx		*** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
671611248	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/06/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/06/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
245778687	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
129646913	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/30/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/30/2002. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
751319352	1	ARM	Purchase	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
679907928	1	Fixed	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/27/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/01/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
462754824	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
508406556	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
333946368	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
758267499	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/12/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/12/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
769692000	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
433266624	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
408026724	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial TIL not provided - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
345461760	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Colorado CCC First Lien Disclosure: Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

Assignee Liability:  For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.
											Yes	RB	B	B	B	B	Yes	No	No	No
414913968	1	ARM	Construction-Permanent	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
992922672	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: Unable to test Affiliated Business Disclosure due to missing information. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
236575332	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $721,651.14 is underdisclosed from calculated Finance Charge of $721,853.75 in the amount of $202.61. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
829717980	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
492704102	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
838214580	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
839384112	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
798400512	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Security Instrument not provided - EV3	2
*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $333,657.62 is underdisclosed from calculated Finance Charge of $334,176.24 in the amount of $518.62. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	No
389311417	1	ARM	Refinance	Investment	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/18/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/18/2007. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
253478568	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/18/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/18/2002. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
822370142	2	Fixed	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/27/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/27/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
487704840	1	Fixed	Purchase	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
224730072	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/10/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/10/2004. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
700712892	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
836535252	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/24/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/24/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
738829729	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
324690072	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
869116655	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
271429422	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/21/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/02/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
583886352	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $531,500.31 is underdisclosed from calculated Finance Charge of $531,746.48 in the amount of $246.17. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
460235832	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/11/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/11/2004. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $491,416.78 is underdisclosed from calculated Finance Charge of $491,591.78 in the amount of $175.00. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
436595292	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/15/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/15/2005. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
656677224	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
281287440	1	Fixed	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-1: Good Faith Estimate used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
											Yes	RD	D	D	D	D	Yes	No	No	N/A
694432116	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/25/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/25/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
654777984	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
428198652	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2
*** (OPEN) Federal FACTA Disclosure Status: Unable to determine FACTA Credit Score Disclosure was provided due to missing information. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/25/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/25/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
636955116	1	Fixed	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $606,957.75 is underdisclosed from calculated Finance Charge of $612,697.05 in the amount of $5,739.30. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	Yes	No	No	N/A
978188568	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
648270588	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
265154373	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
590553684	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/31/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/28/2005. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
580136634	1	Fixed	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/22/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/22/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $411,262.62 is underdisclosed from calculated Finance Charge of $411,596.39 in the amount of $333.77. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
768302556	1	Fixed	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/12/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/12/2005. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
646891140	1	Fixed	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/07/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/07/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RD	D	D	D	D	Yes	No	No	N/A
652948716	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
626861235	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
407816808	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/30/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/22/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
666213408	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
176919204	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
430327800	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
142482984	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
814933896	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
647500896	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/28/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/28/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
521641260	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
931497252	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
837804744	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/08/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/20/2005. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
480857580	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $713,492.15 is underdisclosed from calculated Finance Charge of $714,046.63 in the amount of $554.48. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
730017876	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
635815572	1	Fixed	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/28/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/28/2005. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on xx/xx/xxxx, prior to three (3) business days from transaction date of xx/xx/xxxx. - EV2
										TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
233016756	1	ARM	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
484736028	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/07/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/07/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
107207100	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
171041556	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
896256493	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/02/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/02/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
172810848	1	ARM	Purchase	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/22/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/29/2005. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
817083036	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/02/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/02/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $683,988.61 is underdisclosed from calculated Finance Charge of $684,146.78 in the amount of $158.17. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
926249352	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
920551632	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/07/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/07/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
349460160	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
684885936	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
825389712	1	Fixed	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/19/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/19/2005. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
133008579	1	Fixed	Purchase	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
136865232	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/27/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/27/2005. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
715333752	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/12/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/12/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	N/A	N/A	No
106257480	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $1,033,502.37 is underdisclosed from calculated Finance Charge of $1,033,754.86 in the amount of $252.49. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
923090616	1	ARM	Purchase	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
574751760	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/25/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/25/2006. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
560124587	1	ARM	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $863,092.20 is underdisclosed from calculated Finance Charge of $863,290.77 in the amount of $198.57. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RD	D	D	D	D	Yes	No	No	N/A
599879952	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/19/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/19/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
464483272	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
331507344	1	ARM	Refinance	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
623660436	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/25/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/26/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
846551244	1	ARM	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/29/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/29/2006. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $796,910.11 is underdisclosed from calculated Finance Charge of $797,379.34 in the amount of $469.23. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on xx/xx/xxxx, prior to three (3) business days from transaction date of xx/xx/xxxx. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RD	D	D	D	D	Yes	No	No	N/A
903548436	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/30/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/30/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
322720860	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
591513300	1	ARM	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	N/A
523130664	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial TIL not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/29/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/29/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
380977548	1	ARM	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RD	D	D	D	D	Yes	No	No	N/A
505947540	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
535295796	1	ARM	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/04/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/04/2006. - EV2
											Yes	RD	D	D	D	D	Yes	No	No	N/A
523430544	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/26/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/11/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
290003952	1	ARM	Refinance	Primary	xx			3
*** (OPEN) Original Lender Missing: Original Lender was not able to be determined.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.10062% is underdisclosed from calculated APR of 7.38604% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $847,343.23 is underdisclosed from calculated Finance Charge of $899,880.47 in the amount of $52,537.24. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Unable to test RTC expiration date due to missing information. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.
											Yes	RC	C	C	C	C	Yes	No	No	N/A
474740028	1	ARM	Refinance	Second Home	xx			3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
293052001	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/25/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/29/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
472950744	1	ARM	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-1: Good Faith Estimate used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	N/A
544941936	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/24/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/14/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on xx/xx/xxxx, prior to three (3) business days from transaction date of xx/xx/xxxx. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
291783240	1	ARM	Purchase	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
552668844	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
903228564	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
312375000	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
760756337	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
960335712	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/18/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/18/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
821931096	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
272125128	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/17/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/17/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $465,835.79 is underdisclosed from calculated Finance Charge of $466,785.80 in the amount of $950.01. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
118782468	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/27/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/27/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
576849168	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
420081900	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/10/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/29/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
736205400	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
747350940	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/14/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/22/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
896846291	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/26/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/18/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on xx/xx/xxxx, prior to three (3) business days from transaction date of xx/xx/xxxx. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
467362980	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/31/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/31/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
313703148	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/05/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/05/2006. - EV2
											Yes	RD	D	D	D	D	Yes	No	No	N/A
156097536	1	ARM	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/06/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/06/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	N/A
721401324	1	ARM	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/29/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/29/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	N/A
491503320	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
262924788	1	ARM	Refinance	Primary	xx			2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
929028240	1	ARM	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: Unable to determine FACTA Credit Score Disclosure was provided due to missing information. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
138934404	1	ARM	Purchase	Second Home	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/21/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/21/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
833176596	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $727,240.42 is underdisclosed from calculated Finance Charge of $727,574.62 in the amount of $334.20. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
748550460	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/15/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/13/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on xx/xx/xxxx prior to three (3) business days from transaction date of xx/xx/xxxx. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
340883592	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
396327822	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
912824724	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/27/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/27/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
461815200	1	ARM	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.81900% is underdisclosed from calculated APR of 6.12307% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $2,731,897.35 is underdisclosed from calculated Finance Charge of $2,941,009.79 in the amount of $209,112.44. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
597121056	1	ARM	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RTC Error:  Right to Cancel signature date is blank. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA ROR - 3yrs for rescindable transactions.
											Yes	RD	D	D	D	D	Yes	No	No	N/A
671271384	1	ARM	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 01/18/2006, prior to three (3) business days from transaction date of 01/13/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
714464100	1	ARM	Purchase	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/02/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/02/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
229578132	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
818482476	1	ARM	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
588394548	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
345451764	1	ARM	Refinance	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
912584820	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
303278640	1	ARM	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/24/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/24/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RD	D	D	D	D	Yes	No	No	N/A
617902740	1	ARM	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	N/A
403697558	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/08/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/08/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
450999528	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
830672964	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 01/26/2006, prior to three (3) business days from transaction date of 01/20/2016. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
119554611	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/02/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/02/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
490913556	1	ARM	Refinance	Primary	xx			2
*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.62561% is underdisclosed from calculated APR of 6.45840% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $535,908.79 is underdisclosed from calculated Finance Charge of $655,124.82 in the amount of $119,216.03. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
305017944	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/16/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/16/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
372850800	1	ARM	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
591763200	1	ARM	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	N/A
643122648	1	ARM	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/28/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/17/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	N/A
567033096	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/02/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/27/2006. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
586545288	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/13/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/03/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
669981900	1	ARM	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-1: Good Faith Estimate used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	N/A
779228184	1	ARM	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	N/A
118252680	1	ARM	Refinance	Primary	xx			2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
835835532	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/07/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/27/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
554178240	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/14/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/25/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
254937984	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/21/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/16/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $795,754.85 is underdisclosed from calculated Finance Charge of $797,929.63 in the amount of $2,174.78. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
970991448	1	ARM	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
966013440	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/20/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/20/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
351759242	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
823740372	1	ARM	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RD	D	D	D	D	Yes	No	No	N/A
698970300	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/15/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/05/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
259276248	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
257367012	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	N/A
685485696	1	ARM	Refinance	Primary	xx			2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
757536864	1	ARM	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3
											Yes	RD	D	D	D	D	Yes	No	No	N/A
245371812	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/30/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/25/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
943952268	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
578400108	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
852620571	1	ARM	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/03/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/31/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $697,150.71 is underdisclosed from calculated Finance Charge of $697,643.62 in the amount of $492.91. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RD	D	D	D	D	Yes	No	No	N/A
658296576	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
805974488	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $745,748.14 is underdisclosed from calculated Finance Charge of $745,968.96 in the amount of $220.82. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
325449768	1	ARM	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/10/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/30/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	N/A
678438516	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/03/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/24/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
236155500	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Consumer Caution Timing: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies Timing: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
482686848	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
612165036	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
854508060	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on xx/xx/xxxx, prior to three (3) business days from transaction date of xx/xx/xxxx. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA ROR - 3yrs for rescindable transactions.
											Yes	RB	B	B	B	B	Yes	No	No	No
308746452	1	ARM	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3
											Yes	RD	D	D	D	D	Yes	No	No	N/A
187814844	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/29/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/28/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
838004664	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $1,105,765.06 is underdisclosed from calculated Finance Charge of $1,106,424.88 in the amount of $659.82. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
892552836	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/15/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/15/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
323670480	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
505901517	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/20/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/20/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
301739256	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/08/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/04/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
285755652	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/16/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/08/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
514514112	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/30/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/30/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
798240576	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/04/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/18/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
658886340	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/24/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/24/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
309746052	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN_UNABLE_TO_CLEAR) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/26/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/21/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
907576824	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
476789208	1	Fixed	Purchase	Second Home	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $908,951.01 is underdisclosed from calculated Finance Charge of $909,201.03 in the amount of $250.02. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
230847624	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
273130704	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
370091904	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
933316524	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/24/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/19/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
106637328	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
795441696	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
842053044	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/25/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/25/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
516702307	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $872,622.66 is underdisclosed from calculated Finance Charge of $873,242.34 in the amount of $619.68. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
261165492	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
360185868	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/05/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/05/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
663074664			Refinance	Primary				3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		No	RD	D	D	D	D	UTD		N/A	N/A
389704056	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV2

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	No
204778056	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
984536028	1	Fixed	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
											Yes	RD	D	D	D	D	Yes	No	No	N/A
344202264	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
470431752	2	ARM	Purchase	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $84,797.29 is underdisclosed from calculated Finance Charge of $88,836.30 in the amount of $4,039.01. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
627748800	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/03/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/03/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on xx/xx/xxxx, prior to three (3) business days from transaction date of xx/xx/xxxx. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

TILA ROR - 3yrs for rescindable transactions.

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RD	D	D	D	D	Yes	No	No	N/A
828188592	1	Fixed	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $591,625.60 is underdisclosed from calculated Finance Charge of $591,811.13 in the amount of $185.53. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	Yes	No	No	N/A
348360600	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/23/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/26/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
483802352	1	Fixed	Refinance	Primary	xx			3
*** (OPEN) Original Lender Missing: Original Lender was not able to be determined.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 04/30/2007, prior to three (3) business days from transaction date of 04/26/2007. - EV2
										TILA ROR - 3yrs for rescindable transactions.	Yes	RC	C	C	C	C	Yes	No	No	N/A
819721980	1	Fixed	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RD	D	D	D	D	Yes	No	No	N/A
967812720	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
423440556	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/04/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/29/2003. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
503278608	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
113969790	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $428,506.28 is underdisclosed from calculated Finance Charge of $434,092.54 in the amount of $5,586.26. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
412085100	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $181,371.19 is underdisclosed from calculated Finance Charge of $189,865.30 in the amount of $8,494.11. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
281517348	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/01/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/27/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
210005964	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $165,994.80 is underdisclosed from calculated Finance Charge of $173,668.92 in the amount of $7,674.12. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
834366120	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
798110628	1	ARM	Construction-Permanent	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
240763656	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/13/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/13/2004. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
490873572	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
678268584	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/19/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/19/2004. - EV2

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RC	C	C	C	C	No	N/A	N/A	N/A
386185464	1	ARM	Purchase	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/25/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/30/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
686585256	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/31/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/13/2005. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
278028744	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $580,039.92 is underdisclosed from calculated Finance Charge of $582,472.25 in the amount of $2,432.33. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
600139848	1	ARM	Refinance	Investment	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
631787184	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	N/A
280057932	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/30/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/29/2004. - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RD	D	D	D	D	Yes	No	No	N/A
835465680	1	ARM	Purchase	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/27/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/27/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
335425776	1	ARM	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/02/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/08/2004. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
586051961	1	ARM	Purchase	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/13/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/13/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
716123436	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/27/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/27/2001. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
248680488	1	ARM	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
380597700	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/04/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/04/2004. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
761925108	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
501419352	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/27/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/27/2004. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
469881972	1	ARM	Purchase	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
977798724	1	ARM	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-1: Good Faith Estimate used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial TIL not provided - EV2

*** (OPEN) Missing Document: TIL Final not provided - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on xx/xx/xxxx, prior to three (3) business days from transaction date of xx/xx/xxxx. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA ROR - 3yrs for rescindable transactions.
											Yes	RD	D	D	D	D	Yes	No	No	N/A
451247511	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/08/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/06/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
815953488	1	ARM	Refinance	Second Home	xx			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
504851567	1	ARM	Purchase	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/15/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/15/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $410,051.90 is underdisclosed from calculated Finance Charge of $410,347.12 in the amount of $295.22. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
719412120	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/07/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/24/2004. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
664494096	1	ARM	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/12/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/12/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	No
649989900	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) ID RMPA Lock-In/Float Disclosure: Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/04/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/04/2004. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
403178664	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
113964396	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/05/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/11/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) Virginia MLBA Broker Notice: Virginia Mortgage Lender and Broker Act:  Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
735705600	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/09/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/09/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
118032768	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
959066220	1	ARM	Purchase	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
379678068	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/20/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/20/2004. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
831487272	1	ARM	Purchase	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/21/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/21/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
726680438	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/14/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/12/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
853468476	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/15/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/12/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
138394620	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/10/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/10/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	No
544182240	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Massachusetts Borrower's Interest Tangible Net Benefit Worksheet: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2

The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.

TILA - subject to a 1 year SOL for affirmative claims under TILA
											Yes	RB	B	B	B	B	Yes	No	No	No
625749600	1	ARM	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/07/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/03/2004. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
192972780	1	Fixed	Construction-Permanent	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
176639316	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
275123420	1	ARM	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
606357360	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/06/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/09/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
492263016	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
850499664	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/15/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/15/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
812924700	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/13/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/13/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $579,678.41 is underdisclosed from calculated Finance Charge of $579,778.32 in the amount of $99.91. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
245001960	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/12/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/12/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
708076656	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/18/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/18/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
503938344	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/15/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/15/2004. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
820091832	1	ARM	Purchase	Second Home	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/30/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/30/2004. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
361085508	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/12/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/12/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $421,444.90 is underdisclosed from calculated Finance Charge of $422,064.65 in the amount of $619.75. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
405227844	1	ARM	Purchase	Investment	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/04/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/04/2004. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
287225064	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $462,936.59 is underdisclosed from calculated Finance Charge of $479,784.09 in the amount of $16,847.50. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
906427284	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Massachusetts Borrower's Interest Tangible Net Benefit Worksheet: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV3

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/23/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/13/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.
											Yes	RC	C	C	C	C	Yes	No	No	No
612384948	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/03/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/26/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
248160696	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/06/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/21/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
364929752	1	ARM	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/25/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/18/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	N/A
455867580	1	Fixed	Refinance	Investment	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/10/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/05/2005. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
536135460	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/13/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/04/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
508806396	1	ARM	Purchase	Primary	xx			2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
420771624	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/25/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/01/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
653516270	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/12/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/30/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
316763244	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
488884368	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/13/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/13/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
904762914	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/09/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/09/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
140613732	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/10/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/10/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
754628028	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
863125615	1	ARM	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/17/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/13/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	N/A
905617608	1	ARM	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
568262604	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/14/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/06/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
131226403	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2 *** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
694449712	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
645911532	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/10/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/07/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $379,041.94 is underdisclosed from calculated Finance Charge of $379,458.25 in the amount of $416.31. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
675099852	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/12/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/12/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
315813624	1	ARM	Purchase	Second Home	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 4.87800% is underdisclosed from calculated APR of 5.19412% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $569,142.44 is underdisclosed from calculated Finance Charge of $622,682.64 in the amount of $53,540.20. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
674690016	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/09/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/09/2005. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
260185884	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/17/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/14/2005. - EV2

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $835,779.95 is underdisclosed from calculated Finance Charge of $861,545.01 in the amount of $25,765.06. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RC	C	C	C	C	Yes	No	No	N/A
831817140	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/22/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/22/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
890509158	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/22/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/22/2005. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
857496864	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
678288576	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/21/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/28/2005. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
979278132	1	ARM	Refinance	Primary	xx		*** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/25/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/25/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
478558500	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on xx/xx/xxxx, prior to three (3) business days from transaction date of xx/xx/xxxx. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
204868020	1	ARM	Purchase	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/14/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/14/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
580835079	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on xx/xx/xxxx, prior to three (3) business days from transaction date of xx/xx/xxxx5. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
509386164	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/15/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/12/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
596221416	1	ARM	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
947200968	1	ARM	Refinance	Investment	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/06/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/06/2005. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
783826344	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/25/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/15/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
978218556	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/02/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/02/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
551539296	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
206827236	1	ARM	Refinance	Primary	xx			2
*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.11900% is underdisclosed from calculated APR of 5.60092% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $743,955.36 is underdisclosed from calculated Finance Charge of $845,710.47 in the amount of $101,755.11. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
441823200	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/25/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/25/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
530447736	1	ARM	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	N/A
381157476	1	ARM	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Virginia MLBA Broker Notice: Virginia Mortgage Lender and Broker Act:  Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
840703584	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
440393772	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
195121920	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
200869620	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
386665272	1	ARM	Purchase	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
949220160	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/26/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/26/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
186355428	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/11/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/26/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
243912396	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/23/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/17/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $407,665.10 is underdisclosed from calculated Finance Charge of $409,903.98 in the amount of $2,238.88. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
805867524	1	ARM	Purchase	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/28/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/21/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
344337037	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
416563308	1	ARM	Refinance	Primary	xx			3
*** (OPEN) Massachusetts Borrower's Interest Tangible Net Benefit Worksheet: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV3

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/08/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/08/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $488,399.58 is underdisclosed from calculated Finance Charge of $501,486.89 in the amount of $13,087.31. - EV2

The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RC	C	C	C	C	Yes	No	No	No
135645720	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/10/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/10/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $1,281,088.33 is underdisclosed from calculated Finance Charge of $1,285,174.19 in the amount of $4,085.86. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on xx/xx/xxxx, prior to three (3) business days from transaction date of xx/xx/xxxx. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
202329036	1	ARM	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
212874816	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/27/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/27/2005. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on xx/xx/xxxx, prior to three (3) business days from transaction date of xx/xx/xxxx. - EV2
										TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
300708419	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
572340972	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
609199250	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
524999916	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
669062268	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/22/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/22/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $620,673.37 is underdisclosed from calculated Finance Charge of $622,120.52 in the amount of $1,447.15. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
417033120	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
764534064	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/22/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/22/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
861773396	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $918,959.31 is underdisclosed from calculated Finance Charge of $922,805.60 in the amount of $3,846.29. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
375519732	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/20/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/20/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $648,117.99 is underdisclosed from calculated Finance Charge of $650,170.90 in the amount of $2,052.91. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
773850336	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/30/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/30/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
896321328	1	ARM	Refinance	Investment	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/03/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/03/2005. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
280357812	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/15/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/15/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
981607200	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/06/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/06/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
155827644	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/16/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/16/2006. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
197940792	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/12/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/12/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
931907088	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/28/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/13/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
223820436	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
853258560	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/06/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/06/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $604,079.80 is underdisclosed from calculated Finance Charge of $637,797.09 in the amount of $33,717.29. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RD	D	D	D	D	Yes	No	No	No
408426564	1	ARM	Purchase	Investment	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/08/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/08/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
252958776	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/13/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/26/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
347361853	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/04/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/04/2006. - EV2
											Yes	RD	D	D	D	D	Yes	N/A	N/A	No
328618500	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/14/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/14/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
494752020	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
426309408	1	ARM	Refinance	Primary	xx			2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
979288128	1	Fixed	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/04/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/04/2005. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
517322988	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/05/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/05/2006. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $661,786.45 is underdisclosed from calculated Finance Charge of $662,615.85 in the amount of $829.40. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	No
185605728	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/28/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/29/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
805433992	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/22/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/22/2006. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $704,517.01 is underdisclosed from calculated Finance Charge of $722,478.46 in the amount of $17,961.45. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	No
113194704	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/01/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/01/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
326419380	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/22/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/21/2005. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
969821916	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/04/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/13/2006. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.61100% is underdisclosed from calculated APR of 6.97994% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $682,712.68 is underdisclosed from calculated Finance Charge of $740,543.09 in the amount of $57,830.41. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
753798360	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $451,794.69 is underdisclosed from calculated Finance Charge of $534,034.14 in the amount of $82,239.45. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	No
352658880	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
432696852	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-1: Good Faith Estimate used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/08/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/28/2006. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $1,110,963.31 is underdisclosed from calculated Finance Charge of $1,136,907.15 in the amount of $25,943.84. - EV2

*** (OPEN) TIL Rescission Timing: Unable to test rescission due to missing information. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Unable to test RTC expiration date due to missing information. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.
											Yes	RD	D	D	D	D	Yes	No	No	N/A
429078300	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/11/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/29/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
790063848	1	ARM	Refinance	Primary	xx			2
*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.89800% is underdisclosed from calculated APR of 8.20756% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $295,576.68 is underdisclosed from calculated Finance Charge of $323,956.67 in the amount of $28,379.99. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
574230216	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/24/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/01/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
765063852	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/15/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/15/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
240073932	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/23/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/23/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
187065144	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/30/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/30/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
855927457	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/10/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/10/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
398067087	1	ARM	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
808606428	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
478687726	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/10/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/10/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
562594872	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/11/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/08/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
191163504	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/20/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/20/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
345891588	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $943,309.99 is underdisclosed from calculated Finance Charge of $944,087.88 in the amount of $777.89. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
798134557	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/28/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/28/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
891803136	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
494212236	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
953488452	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/25/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/25/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
761435304	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/06/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/10/2005. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on xx/xx/xxxx5, prior to three (3) business days from transaction date of xx/xx/xxxx. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
459076296	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
906227364	1	ARM	Purchase	Second Home	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
604098264	1	ARM	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/09/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/09/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
253818432	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/07/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/17/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
336115500	1	ARM	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
329098308	1	ARM	Refinance	Primary	xx			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
519907850	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	No
986815116	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/09/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/09/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
969771936	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
967442868	1	ARM	Refinance	Primary	xx			2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
197321212	1	ARM	Purchase	Investment	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/14/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/14/2005. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
670921524	1	ARM	Refinance	Investment	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/20/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/20/2005. - EV2

*** (CLEARED) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV1
											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
120361836	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
141873809	1	ARM	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
791683200	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/25/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/07/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
915843516	1	ARM	Refinance	Second Home	xx		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/26/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/15/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $1,670,652.32 is underdisclosed from calculated Finance Charge of $1,718,273.50 in the amount of $47,621.18. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
614582980	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
634336164	1	ARM	Purchase	Second Home	xx			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
880722711	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
238144704	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/06/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/14/2005. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
148350636	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/22/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/11/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
773480484	1	ARM	Purchase	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
687444912	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/22/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/22/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
930857508	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/27/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/27/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
471361380	1	ARM	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
725117382	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/24/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/24/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $417,099.57 is underdisclosed from calculated Finance Charge of $417,215.39 in the amount of $115.82. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	No
762844740	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/13/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/13/2005. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
913664388	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
259586124	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/10/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/11/2006. - EV2
											Yes	RD	D	D	D	D	Yes	No	No	No
965713560	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/09/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/06/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $985,529.55 is underdisclosed from calculated Finance Charge of $986,970.41 in the amount of $1,440.86. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	No
952079016	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2
*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
323040732	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
456767220	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
429678060	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
329318220	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $613,144.66 is underdisclosed from calculated Finance Charge of $631,268.24 in the amount of $18,123.58. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
799693961	1	ARM	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
311255448	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Minnesota PPP Amount Exceeds Interest: Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance. - EV2

*** (OPEN) Minnesota Prepayment Penalty Amount: Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty. - EV2

*** (OPEN) Minnesota Prepayment Penalty Application Disclosure: Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure not provided to borrower. - EV2

*** (OPEN) Minnesota Prepayment Penalty Closing Disclosure: Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure not provided to borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/08/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/08/2005. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
117766044	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/24/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/24/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
600239808	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/28/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/11/2006. - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	No
244372212	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $148,522.19 is underdisclosed from calculated Finance Charge of $617,614.22 in the amount of $469,092.03. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
959785932	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.45100% is underdisclosed from calculated APR of 7.28959% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $364,779.84 is underdisclosed from calculated Finance Charge of $434,235.85 in the amount of $69,456.01. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	No
316890203	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/05/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/30/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
535135860	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/30/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/10/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
598427676	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/30/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/30/2005. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
518062692	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
541183440	1	ARM	Purchase	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/18/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/27/2006. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $722,292.66 is underdisclosed from calculated Finance Charge of $732,598.09 in the amount of $10,305.43. - EV2

*** (CLEARED) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV1

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RD	D	D	D	D	Yes	N/A	N/A	No
137305056	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/02/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/10/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
603478512	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
732127032	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/30/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/30/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
748730388	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/06/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/06/2005. - EV2

*** (CLEARED) Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-1: Good Faith Estimate used for any applicable Federal, State or Local compliance testing. - EV1

*** (CLEARED) TIL Rescission Timing: Unable to test rescission due to missing information. - EV1

*** (CLEARED) TIL RTC Expected Expiration vs Actual: Unable to test RTC expiration date due to missing information. - EV1
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
960425676	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/15/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/15/2005. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
152828844	1	ARM	Purchase	Primary	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/21/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/21/2005. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
667777003	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/25/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/24/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
171591336	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/08/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/08/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
626601943	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on xx/xx/xxxx, prior to three (3) business days from transaction date of xx/xx/xxxx. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
721671216	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/30/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/13/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
236645304	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/24/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/15/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
437834796	1	Fixed	Refinance	Primary	xx			3
*** (OPEN) Massachusetts Borrower's Interest Tangible Net Benefit Worksheet: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV3

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/01/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/01/2006. - EV2

The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.
											Yes	RC	C	C	C	C	Yes	No	No	No
861225372	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/27/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/24/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
995781528	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/28/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/14/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
794022264	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Michigan CMPA Bill of Rights Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Consumer Caution Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/05/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/05/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
207876816	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/27/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/27/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
890163792	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/08/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/10/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $2,556,242.18 is underdisclosed from calculated Finance Charge of $2,556,739.44 in the amount of $497.26. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
933236556	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/06/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/01/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
383176668	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/27/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/15/2006. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $588,321.93 is underdisclosed from calculated Finance Charge of $589,267.82 in the amount of $945.89. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
880697580	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/07/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/07/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
265363812	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/07/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/07/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
841753164	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/03/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/02/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
356003351	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/11/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/11/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
719062260	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
116763276	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/27/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/01/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $1,403,774.67 is underdisclosed from calculated Finance Charge of $1,404,699.47 in the amount of $924.80. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
577388952	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
410085900	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/17/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/17/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
450569700	1	ARM	Purchase	Primary	xx			2
*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
975789528	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/05/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/05/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
880167792	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/05/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/21/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
898610412	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/27/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/27/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on xx/xx/xxxx, prior to three (3) business days from transaction date of xx/xx/xxxx - EV2

*** (CLEARED) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1
										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
574889952	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Minnesota PPP Amount Exceeds Interest: Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance. - EV2

*** (OPEN) Minnesota Prepayment Penalty Application Disclosure: Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure not provided to borrower. - EV2

*** (OPEN) Minnesota Prepayment Penalty Closing Disclosure: Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure not provided to borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/21/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/21/2005. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
378588504	1	ARM	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
667622844	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
496181448	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/28/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/30/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
597550884	1	Fixed	Refinance	Primary	xx		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/30/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/30/2007. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
452828796	1	ARM	Purchase	Investment	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
184198663	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) TIL Rescission Timing: Truth in Lending Act: Subject loan transaction disbursed on xx/xx/xxxx, prior to three (3) business days from transaction date of xx/xx/xxxx. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
363634488	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
696851148	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/20/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/20/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
921291336	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2
*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $165,227.00 is underdisclosed from calculated Finance Charge of $683,315.79 in the amount of $518,088.79. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
550989516	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/26/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/26/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
921191376	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (CLEARED) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
109572782	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/24/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/24/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
328408584	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/15/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/15/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	No
240053940	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
131567352	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/17/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/17/2006. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
581807184	1	ARM	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
545741616	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/22/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/22/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
831787152	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/09/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/09/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
194592132	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
280067928	1	ARM	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
661745196	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
448340592	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
259856016	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
624809976	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/25/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/25/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
551759208	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
649160232	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
923510448	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
595211820	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	3
*** (OPEN) HUD Error: Disbursement date is earlier than final TIL signature date. - EV3

*** (OPEN) HUD Error: Disbursement date is earlier than notary/security instrument date. - EV3

*** (OPEN) HUD Error: Disbursement date is earlier than note date. - EV3

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/10/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/10/2005. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on xx/xx/xxxx, prior to three (3) business days from transaction date of xx/xx/xxxx. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RC	C	C	C	C	Yes	No	No	N/A
115814963	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
639194220	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/24/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/24/2005. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
680337756	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/11/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/11/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
362065116	1	Fixed	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/12/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/12/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
401379384	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
266413392	1	ARM	Purchase	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/26/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/26/2006. - EV2

*** (CLEARED) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV1
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
779468088	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/25/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/25/2006. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA ROR - 3yrs for rescindable transactions.
											Yes	RB	B	B	B	B	Yes	No	No	No
466053504	1	ARM	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/04/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/04/2005. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA ROR - 3yrs for rescindable transactions.
											Yes	RD	D	D	D	D	Yes	No	No	No
699580056	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/07/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/07/2005. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA ROR - 3yrs for rescindable transactions.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
398450556	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/27/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/27/2005. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (CLEARED) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA ROR - 3yrs for rescindable transactions.
											Yes	RB	B	B	B	B	Yes	No	No	No
276809232	1	ARM	Purchase	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/30/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/30/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
629977908	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/25/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/25/2006. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA ROR - 3yrs for rescindable transactions.
											Yes	RB	B	B	B	B	Yes	No	No	No
285125904	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/06/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/06/2005. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA ROR - 3yrs for rescindable transactions.
											Yes	RB	B	B	B	B	Yes	No	No	No
286802516	1	ARM	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/26/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/26/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA ROR - 3yrs for rescindable transactions.
											Yes	RD	D	D	D	D	Yes	No	No	No
985235748	1	ARM	Refinance	Primary	xx		*** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/06/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/06/2006. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA ROR - 3yrs for rescindable transactions.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
697730796	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/30/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/30/2006. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA ROR - 3yrs for rescindable transactions.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
200649708	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/11/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/11/2006. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA ROR - 3yrs for rescindable transactions.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
217542948	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/26/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/26/2005. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA ROR - 3yrs for rescindable transactions.
											Yes	RB	B	B	B	B	Yes	No	No	No
368712456	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/10/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/10/2006. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA ROR - 3yrs for rescindable transactions.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
880177788	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/29/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/29/2005. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (CLEARED) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA ROR - 3yrs for rescindable transactions.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
971161380	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/06/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/06/2006. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
616713216	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/22/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/22/2005. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
356357400	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/21/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/21/2005. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA ROR - 3yrs for rescindable transactions.
											Yes	RB	B	B	B	B	Yes	No	No	No
584316180	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/30/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/30/2005. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA ROR - 3yrs for rescindable transactions.
											Yes	RB	B	B	B	B	Yes	No	No	No
695771580	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/03/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/03/2006. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA ROR - 3yrs for rescindable transactions.
											Yes	RB	B	B	B	B	Yes	No	No	No
432087096	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/22/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/22/2005. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA ROR - 3yrs for rescindable transactions.
											Yes	RB	B	B	B	B	Yes	No	No	No
718192608	1	ARM	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/27/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/27/2005. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA ROR - 3yrs for rescindable transactions.
											Yes	RD	D	D	D	D	Yes	No	No	No
345981552	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/22/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/22/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: Unable to test Affiliated Business Disclosure due to missing information. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA ROR - 3yrs for rescindable transactions.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
779278164	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/07/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/26/2006. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA ROR - 3yrs for rescindable transactions.
											Yes	RB	B	B	B	B	Yes	No	No	N/A
682486896	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/14/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/14/2005. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
630397740	1	Fixed	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
											Yes	RD	D	D	D	D	Yes	No	No	No
306687276	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
273730182	1	Fixed	Refinance	Primary	xx			3
*** (OPEN) North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information. - EV3

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/05/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/26/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

Assignee liability is unclear.  A holder of the loan may be exposed to the consequences if the loan is deemed usurious, resulting in forfeiture of all interest and return of twice the interest paid, or if the violation constitutes a deceptive act or practice, subjecting the holder to treble damages, but not both.
											Yes	RC	C	C	C	C	Yes	No	No	N/A
827518860	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
447780816	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
975359700	1	ARM	Purchase	Second Home	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
756433282	1	ARM	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/10/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/10/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA ROR - 3yrs for rescindable transactions.
											Yes	RD	D	D	D	D	Yes	No	No	N/A
711514595	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/11/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/11/2006. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA ROR - 3yrs for rescindable transactions.
											Yes	RB	B	B	B	B	Yes	No	No	No
396601296	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/18/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/18/2006. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA ROR - 3yrs for rescindable transactions.
											Yes	RB	B	B	B	B	Yes	No	No	No
636915132	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Initial TIL not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/06/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/06/2006. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA ROR - 3yrs for rescindable transactions.
											Yes	RB	B	B	B	B	Yes	No	No	No
297610908	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA ROR - 3yrs for rescindable transactions.
											Yes	RB	B	B	B	B	Yes	No	No	No
523480524	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/12/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/12/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $1,334,455.22 is underdisclosed from calculated Finance Charge of $1,334,623.64 in the amount of $168.42. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
151599336	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/25/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/25/2006. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA ROR - 3yrs for rescindable transactions.
											Yes	RD	D	D	D	D	Yes	No	No	No
806127420	1	Fixed	Refinance	Investment	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
777718788	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
604716860	1	ARM	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
225129912	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
860565636	1	Fixed	Refinance	Investment	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
155747676	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/02/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/02/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
845601427	1	Fixed	Refinance	Investment	xx			2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/04/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/11/2007. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
586965120	1	Fixed	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
701079456	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
800265499	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/11/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/11/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
708436512	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 10/24/2006, prior to three (3) business days from transaction date of 10/20/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
823210584	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/08/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/08/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
412834800	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/13/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/30/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
997061016	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/21/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/09/2006. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
794921904	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/28/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/28/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
677578860	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/14/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/14/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
196891212	1	ARM	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/17/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/09/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	N/A
263090993	1	ARM	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
728458500	1	ARM	Refinance	Investment	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/13/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/05/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
424270224	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/08/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/24/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
838884312	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/08/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/08/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: Unable to test Affiliated Business Disclosure due to missing information. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
369951960	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
525209832	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/28/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/28/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
729964499	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.
											Yes	RB	B	B	B	B	Yes	No	No	No
557227020	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
433046712	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Michigan CMPA Bill of Rights Timing: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application. - EV2

*** (OPEN) Michigan CMPA Consumer Caution Timing: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
140153916	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
880187784	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/15/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/18/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
177438996	1	ARM	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/22/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/22/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	N/A
223420596	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/18/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/18/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
296681280	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
511485324	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
940913484	1	Fixed	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
267283044	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/30/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/29/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
640033884	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $658,557.27 is underdisclosed from calculated Finance Charge of $658,839.95 in the amount of $282.68. - EV2
										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
644332164	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
576489312	1	Fixed	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	No
211285452	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/16/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/03/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
919951872	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/09/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/25/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
923940276	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/31/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/31/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
215583732	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/06/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/06/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: Unable to test Affiliated Business Disclosure due to missing information. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
164514168	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/09/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/09/2006. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $992,310.01 is underdisclosed from calculated Finance Charge of $996,785.25 in the amount of $4,475.24. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	No
425989536	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
885215772	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/17/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/10/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
526699236	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/19/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/19/2006. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on xx/xx/xxxx prior to three (3) business days from transaction date of xx/xx/xxxx. - EV2
										TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
295511748	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/17/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/20/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
787105032	1	ARM	Refinance	Investment	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/16/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/16/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
697430916	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/09/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/05/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
158776464	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/19/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/14/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
957416880	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/28/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/28/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
463684452	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/28/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/28/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
593182632	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/02/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/13/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
488514516	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
205607724	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/01/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/01/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
809925900	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
556197432	1	ARM	Purchase	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/18/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/19/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Virginia MLBA Broker Notice: Virginia Mortgage Lender and Broker Act:  Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
518642460	1	ARM	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/09/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/09/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
947730756	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
236435388	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/10/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/10/2006. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $349,037.51 is underdisclosed from calculated Finance Charge of $349,842.17 in the amount of $804.66. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	No
743312556	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
895901496	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/30/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/14/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
831250893	1	ARM	Purchase	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/13/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/13/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	N/A	N/A	No
746021472	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/04/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/04/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
130954329	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/19/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/19/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
102409020	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
841093428	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/20/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/20/2006. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
361225452	1	ARM	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/28/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/28/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: Unable to test Affiliated Business Disclosure due to missing information. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
329368200	1	ARM	Purchase	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: Unable to test Affiliated Business Disclosure due to missing information. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
826179396	1	ARM	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	N/A
713254584	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/10/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/10/2006. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 8.36700% is underdisclosed from calculated APR of 8.80224% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $1,004,284.00 is underdisclosed from calculated Finance Charge of $1,058,644.75 in the amount of $54,360.75. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on xx/xx/xxxx, prior to three (3) business days from transaction date of xx/xx/xxxx - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.
											Yes	RD	D	D	D	D	Yes	No	No	N/A
409186260	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/22/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/16/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
485035908	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
635455716	1	Fixed	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
											Yes	RD	D	D	D	D	Yes	No	No	No
476649264	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
108476592	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/21/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/21/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
767620975	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/23/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/03/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
572970720	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
667582860	1	ARM	Construction-Permanent	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
693512484	1	Fixed	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
											Yes	RD	D	D	D	D	Yes	No	No	No
779518068	1	ARM	Refinance	Investment	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
310976325	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
671901132	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/13/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/13/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
585715620	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
879730280	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
281467368	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
540363768	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
560195832	1	ARM	Refinance	Primary	xx			2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
766118386	1	Fixed	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
461405364	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
815703588	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
144782064	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/01/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/06/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
339294228	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/04/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/04/2007. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
598550484	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
796407161	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/16/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/12/2007. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
888184584	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
595531692	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
286425384	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
499160256	1	Fixed	Purchase	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/22/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/22/2006. - EV2

*** (OPEN) TIL APR Tolerance: Truth In Lending Act:  Final TIL APR of 5.78300% is underdisclosed from calculated APR of 5.95617% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $518,269.05 is underdisclosed from calculated Finance Charge of $527,534.11 in the amount of $9,265.06. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
391013532	1	ARM	Refinance	Primary	xx			2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
167512968	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/17/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/17/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
384096300	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
154418208	1	Fixed	Refinance	Investment	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/14/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/14/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
400159872	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/23/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/23/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
333386592	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
658856352	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/09/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/09/2007. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
649819968	1	ARM	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
574799988	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
427394473	1	Fixed	Purchase	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
498730428	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
530267808	1	Fixed	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/30/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/30/2007. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
987484848	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
503848380	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
576689232	1	Fixed	Purchase	Primary	xx			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
650849556	1	ARM	Purchase	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/07/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/02/2007. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
880127808	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
677908728	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
475366232	1	Fixed	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/23/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/22/2007. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
272900796	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
881137404	1	ARM	Refinance	Primary	xx			3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	N/A
511775208	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/16/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/16/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
148400616	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
421951152	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/11/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/11/2007. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $848,315.97 is underdisclosed from calculated Finance Charge of $848,912.57 in the amount of $596.60. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
525719628	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	N/A	No
340023936	1	Fixed	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	N/A	No
479398164	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $539,782.68 is underdisclosed from calculated Finance Charge of $540,875.46 in the amount of $1,092.78. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
											Yes	RB	B	B	B	B	Yes	No	No	No
692223000	1	Fixed	Refinance	Primary	xx			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2 *** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
330297828	1	Fixed	Refinance	Investment	xx			3
*** (OPEN) Security Instrument Error: Notary Date was not provided - EV3

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/07/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/07/2006. - EV2
											Yes	RC	C	C	C	C	No	N/A	N/A	N/A
898000656	1	Fixed	Purchase	Primary	xx		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/16/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/16/2007. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
974649984	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/18/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/18/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
353507209	1	Fixed	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	No
785695596	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/14/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/14/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	No
470521716	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/20/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/20/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
751013714	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/18/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/18/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
339264240	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/25/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/25/2006. - EV2

*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.
											Yes	RB	B	B	B	B	Yes	No	No	No
837494868	1	ARM	Refinance	Primary	xx			2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
540323784	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	3
*** (OPEN) Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-1: Good Faith Estimate used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/12/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/12/2006. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on xx/xx/xxxx, prior to three (3) business days from transaction date of xx/xx/xxxx. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	No
369272232	1	Fixed	Refinance	Primary	xx			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/12/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/12/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
585798147	1	ARM	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
132347040	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/29/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/23/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
706997088	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/22/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/22/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
120951600	1	ARM	Purchase	Primary	xx			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
698850348	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/21/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/21/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
598130652	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/14/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/11/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
313324620	1	ARM	Purchase	Primary	xx			2
*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
245151900	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/21/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/20/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
797290956	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
800889516	1	ARM	Purchase	Primary	xx			2
*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
109936008	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/20/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/20/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	No
245231868	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/21/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/21/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
947700768	1	ARM	Refinance	Primary	xx		*** (OPEN) Title: Evidence of title is missing - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/30/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/30/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	N/A
493162656	1	ARM	Refinance	Primary	xx		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/28/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/28/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
840193788	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/06/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/11/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
686916549	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/06/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/02/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
499829988	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/22/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/20/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
295001952	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/24/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/24/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
690823560	1	ARM	Refinance	Primary	xx			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
143002776	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/01/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/01/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
897510852	1	ARM	Refinance	Primary	xx			2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
199440192	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/06/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/06/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	N/A
534066288	1	ARM	Refinance	Primary	xx			2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/30/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/26/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
346547410	1	ARM	Refinance	Investment	xx			2
*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/16/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/17/2006. - EV2
											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
455417760	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
332906784	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: Unable to test Affiliated Business Disclosure due to missing information. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
116373432	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/20/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/04/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
193382616	1	ARM	Refinance	Primary	xx			2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/16/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/16/2006. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
154977984	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/15/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/04/2006. - EV2
											Yes	RB	B	B	B	B	Yes	No	No	N/A
290773644	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/13/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/13/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
415643676	1	ARM	Refinance	Primary	xx		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/06/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/06/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No